  As Filed with the Securities and Exchange Commission on April 26, 2002


                                                     Registration No. 333-82311
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                ---------------

                                Post-Effective

                             Amendment No. 3


                                   FORM S-6

                                ---------------

               For Registration Under the Securities Act of 1933

                of the Securities of Unit Investment Trust


                        Registered on Form N-8B-2


                     GE Life & Annuity Separate Account II
                             (Exact Name of Trust)

                                ---------------

                     GE Life and Annuity Assurance Company
                              (Name of Depositor)

                                ---------------

                            6610 West Broad Street
                           Richmond, Virginia 23230
         (Complete address of Depositor's Principal Executive Offices)

                Name and complete address of agent for service:

                               Dwain Akins


    Vice President, Associate General Counsel and Assistant Secretary

                      GE Life & Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and complete address of Agent for Service)

                                ---------------

This Post-Effective Amendment amends the Registration Statement with respect to the prospectus, financial statements and Part II.


                                ---------------

It is proposed that this filing will become effective (check appropriate box)


  [_] immediately upon filing pursuant to paragraph (b) of Rule 485


  [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485


  [_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485


  [_] on (date) pursuant to paragraph (a)(i) of Rule 485


  [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Flexible Premium Variable Life Insurance Policies.


Approximate date of proposed offering: Continuously on and after May 1, 2002


  [_] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.



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     RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2 AND THE PROSPECTUS


  Item No.
     of
 Form N-8B-2                        Caption in Prospectus
 -----------                        ---------------------
  1.         Cover Page
  2.         Cover Page
  3.         Cover Page
  4.         Sale of the Policies
  5.         The Company, State Regulation
  6.         The Company
  7.         Not Required
  8.         Not Required
  9.         Legal Matters
 10.         The Company; The Separate Account; The Portfolios; Policy Summary
 11.         The Portfolios
 12.         The Portfolios
 13.         Policy Summary; Charges and Deductions; The Portfolios
 14.         The Policy, Premiums
 15.         Premiums
 16.         Premiums, Transfers
 17.         Policy Summary; Charges and Deductions; The Policy; Surrenders and
              Partial Surrenders; Requesting Payments; Death Benefits
 18.         The Policy
 19.         Other Policy Information; Reports; Voting Rights
 20.         Not Applicable
 21.         The Policy; Loans
 22.         Not Applicable
 23.         The Separate Account; Additional Information
 24.         Not Applicable
 25.         The Company
 26.         Not Applicable
 27.         The Company
 28.         Executive Officers and Directors
 29.         The Company
 30.         Not Applicable
 31.         Not Applicable
 32.         Not Applicable
 33.         Not Applicable
 34.         Not Applicable
 35.         Sale of the Policies
 36.         Not Applicable
 37.         Not Applicable
 38.         Policy Summary; Sale of the Policies
 39.         Policy Summary; Sale of the Policies
 40.         Sale of the Policies; The Portfolios
 41.         The Company; Sale of the Policies
 42.         Not Applicable
 43.         Sale of the Policies
 44.         How Your Account Value Varies
 45.         Not Applicable
 46.         Premiums; How Your Account Value Varies

  Item No.
     of
 Form N-8B-2                      Caption in Prospectus
 -----------                      ---------------------
 47.         Not Applicable
 48.         Cover; The Company
 49.         Not Applicable
 50.         Not Applicable
 51.         Cover Page; Introduction; The Policies; Charges and Deductions
 52.         The Company; The Portfolios
 53.         Federal Tax Matters
 54.         Not Applicable
 55.         Not Applicable
 56.         Not Required
 57.         Not Required
 58.         Not Required
 59.         Financial Statements

                     GE Life & Annuity Separate Account II
                               Prospectus For The
    Flexible Premium Joint and Last Survivor Variable Life Insurance Policy
                             Policy Form P1251 5/99

                                   issued by:
                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

                     Telephone Number: 1-800-352-9910


--------------------------------------------------------------------------------

This prospectus contains information about the Policy that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


This prospectus describes a flexible premium joint and last survivor variable life insurance policy (the "Policy") offered by GE Life and Annuity Assurance Company ("we," "us," "our," the "Company," or "GE Life & Annuity"). It is underwritten on an individual basis. The Policy provides life insurance protection, premium flexibility, and the ability to change death benefits.



You direct your premiums to the Subaccounts of the Separate Account. Each Subaccount invests exclusively in the shares of portfolios of an underlying mutual fund listed below.




 The Alger American Fund:         GE Investments Funds, Inc.:
  Alger American Growth            Income Fund
   Portfolio                       International Equity Fund
  Alger American Small             Mid-Cap Value Equity Fund
  Capitalization Portfolio         Money Market Fund
                                   Premier Growth Equity Fund
 Federated Insurance Series:       Real Estate Securities Fund
  Federated American Leaders       S&P 500(R) Index Fund
   Fund II                         Total Return Fund
  Federated High Income Bond       U.S. Equity Fund
  Fund II*
  Federated Utility Fund II       Goldman Sachs Variable
                                   Insurance Trust:
 Fidelity Variable Insurance       Goldman Sachs Growth and
 Products Fund ("VIP"):             Income Fund
  VIP Equity-Income Portfolio      Goldman Sachs Mid Cap Value
  VIP Growth Portfolio             Fund
  VIP Overseas Portfolio
                                  Janus Aspen Series:
 Fidelity Variable Insurance       Aggressive Growth Portfolio
 Products Fund II ("VIP II"):      Balanced Portfolio
  VIP II Asset ManagerSM           Capital Appreciation
   Portfolio                       Portfolio
  VIP II Contrafund(R)             Flexible Income Portfolio
  Portfolio                        Global Life Sciences
                                   Portfolio -- Service Shares
 Fidelity Variable Insurance       Global Technology
 Products Fund III                 Portfolio -- Service Shares
 ("VIP III"):                      Growth Portfolio
  VIP III Growth & Income          International Growth
   Portfolio                       Portfolio
  VIP III Growth Opportunities     Worldwide Growth Portfolio
  Portfolio



 Oppenheimer Variable Account     Salomon Brothers Variable
  Funds:                           Series Funds Inc:
  Oppenheimer Aggressive           Investors Fund
   Growth Fund/VA                  Strategic Bond Fund*
  Oppenheimer Bond Fund/VA         Total Return Fund
  Oppenheimer Capital
  Appreciation Fund/VA
  Oppenheimer High Income
  Fund/VA*
  Oppenheimer Multiple
  Strategies Fund/VA



  Not all of these portfolios may be available in all states or in all markets.

  * These portfolios may invest in lower quality debt securities commonly referred to as junk bonds.


Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the portfolio(s) you select. Investors assume certain risks when investing in the Policy, including the risk of losing money. You bear the investment risk of investing in the Subaccounts.


We guarantee the Death Benefit for as long as the Policy is in force. The cash surrender value is not guaranteed. The Policy will lapse if the cash surrender value is insufficient to cover Policy charges. We guarantee to keep the Policy in force during the Continuation Period as long as minimum premium requirements are met.


Material incorporated by reference in this prospectus can be found on the Securities and Exchange Commission's (SEC's) website at: www.sec.gov


For general information or to obtain free copies of the:


  . Product prospectus or the portfolio prospectuses; or


  . Any required forms,


  Call: 1-800-352-9910


  Or write: GE Life and Annuity Assurance Company


            6610 West Broad Street


            Richmond, Virginia 23230


You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with this Policy might not be to your advantage.


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.


This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.


The date of this prospectus is May 1, 2002.

Table of Contents


Definitions.................................................................   6

Portfolio Annual Expenses...................................................   8
 Other Policies.............................................................  10

Policy Summary..............................................................  11

Risk Summary................................................................  16

The Company.................................................................  16
 State Regulation...........................................................  16

The Separate Account........................................................  17
 Changes to the Separate Account............................................  17

The Portfolios..............................................................  19
 Subaccounts................................................................  19
 Voting Rights..............................................................  25

Charges and Deductions......................................................  27
 Premium Charge.............................................................  27
 Mortality and Expense Risk Charge..........................................  28
 Monthly Deduction..........................................................  28
 Cost of Insurance..........................................................  28
 Surrender Charge...........................................................  30
 Partial Surrender Processing Fee...........................................  31
 Transfer Charge............................................................  31
 Other Charges..............................................................  31
 Reduction of Charges for Group Sales.......................................  32

The Policy..................................................................  33
 Applying for a Policy......................................................  33
 Owner......................................................................  33
 Change of Owner............................................................  34
 Split Option Rider.........................................................  34
 Beneficiary................................................................  34
 Changing the Beneficiary...................................................  34
 Canceling a Policy.........................................................  34

Premiums....................................................................  36
 General....................................................................  36
 Tax-Free Exchanges (1035 Exchanges)........................................  36
 Certain Internal Exchanges.................................................  36
 Periodic Premium Plan......................................................  37
 Minimum Premium Payment....................................................  37
 Allocating Premiums........................................................  38


How Your Account Value Varies...............................................  39
 Account Value..............................................................  39
 Surrender Value............................................................  39
 Subaccounts Values.........................................................  39
 Unit Values................................................................  39
 Net Investment Factor......................................................  40

Transfers...................................................................  41
 General....................................................................  41
 Dollar-Cost Averaging......................................................  41
 Portfolio Rebalancing......................................................  42
 Transfers by Third Parties.................................................  43

Death Benefits..............................................................  44
 Amount of Death Proceeds...................................................  44
 Four Year Term Rider.......................................................  44
 Death Benefit Options......................................................  45
 Changing the Death Benefit Option..........................................  46
 Changing the Specified Amount..............................................  46

Surrenders And Partial Surrenders...........................................  48
 Surrenders.................................................................  48
 Partial Surrenders.........................................................  48
 Effect of Partial Surrenders...............................................  48

Loans.......................................................................  49
 General....................................................................  49
 Preferred Policy Debt......................................................  49
 Interest Rate Charged......................................................  49
 Repayment of Policy Debt...................................................  50
 Effect of Policy Loans.....................................................  50

Termination.................................................................  51
 Premium to Prevent Termination.............................................  51
 Your Policy will Remain in Effect During the Grace Period..................  51
 Reinstatement..............................................................  51

Payments And Telephone Transactions.........................................  52
 Requesting Payments........................................................  52
 Telephone Transactions.....................................................  53

Tax Considerations..........................................................  54
 Federal Tax Matters........................................................  54
 Introduction...............................................................  54
 Tax Status of the Policy...................................................  54
 Tax Treatment of Policies -- General.......................................  55
 Special Rules for Modified Endowment Contracts.............................  57
 Income Tax Withholding.....................................................  58
 Tax Status of the Company..................................................  58
 Changes in the Law and Other Considerations................................  58


Other Policy Information...............................................  59
 Optional Payment Plans................................................  59
 Dividends.............................................................  61
 Incontestability......................................................  61
 Suicide Exclusion.....................................................  61
 Misstatement of Age or Gender.........................................  62
 Written Notice........................................................  62
 Trust.................................................................  62
 Other Changes.........................................................  62
 Reports...............................................................  62
 Supplemental Benefits.................................................  63
 Using the Policy as Collateral........................................  63
 Reinsurance...........................................................  63
 Legal Proceedings.....................................................  63

Additional Information.................................................  65
 Sale of the Policies..................................................  65
 Legal Matters.........................................................  66
 Experts...............................................................  66
 Actuarial Matters.....................................................  66
 Financial Statements..................................................  66
 Executive Officers and Directors of GE Life and Annuity Assurance Com-
  pany.................................................................  67
 Executive Officers and Directors of Capital Brokerage Corporation.....  68
 Other Information.....................................................  68

Hypothetical Illustrations.............................................  70

Definitions

The following terms are used throughout this prospectus:


Account Value -- The total amount under the Policy in each Subaccount and the General Account.


Age -- The age of each Insured at his or her birthday nearest the Policy Date or a Policy Anniversary.

Attained Age -- For each Insured, an Insured's Age on the Policy Date plus the number of full years since the Policy Date.

Beneficiary -- The person or entity you designate to receive the Death Proceeds payable at the death of the Last Insured.

Code -- The Internal Revenue Code of 1986, as amended.


Company -- GE Life and Annuity Assurance Company.


Continuation Amount -- A cumulative amount set forth on the Policy data pages for each month of the Continuation Period representing the minimum Net Total Premium required to keep the Policy in force during the Continuation Period.

Continuation Period -- The number of Policy Years during which the Policy will not lapse if the Net Total Premium is at least equal to the Continuation Amount for the number of Policy Months that the Policy has been in force.

Death Benefit -- The amount determined under the Death Benefit Option in effect as of the date of death of the Last Insured.

Death Proceeds -- The total amount payable to the Beneficiary upon the death of the Last Insured.

Fund -- Any open-end management investment company or unit investment trust in which the Separate Account invests.




General Account -- Assets of the Company other than those allocated to the Separate Account or any of our other separate accounts.


Home Office -- Our offices at 6610 West Broad Street, Richmond, Virginia 23230.

Insured(s) -- The person(s) whose lives are insured under the Policy.


Last Insured -- The last Insured to die.

Monthly Anniversary Date -- The same date in each month as the Policy Date.


Net Premium -- The portion of each premium you allocate to one or more Subaccounts. It is equal to the premium paid times the Net Premium Factor.


Net Premium Factor -- The factor we use in determining the Net Premium which reflects a deduction from each premium paid.

Net Total Premium -- On any date, Net Total Premium equals the total of all premiums paid to that date minus (a) divided by (b), where:


  (a) is any outstanding Policy Debt, plus the sum of any partial surrenders to date; and

  (b) is the Net Premium Factor.

Optional Payment Plan -- A plan under which any part of Death Proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or a Beneficiary.

Owner(s) -- The person (or persons) who owns (or own) the Policy. "You" or "your" refers to the Owner or Joint Owners. You may also name Contingent Owners.


Planned Periodic Premium -- A level premium amount scheduled for payment at fixed intervals over a specified period of time.

Policy -- The Policy and any attached application(s), including any riders, and endorsements.


Policy Date -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy Years and Anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

Policy Debt -- The amount of outstanding loans plus any accrued interest. We deduct Policy Debt from proceeds payable at the death of the Last Insured, or at the time of surrender.


Policy Month -- A one-month period beginning on a Monthly Anniversary Date and ending on the day immediately preceding the next Monthly Anniversary Date.


Separate Account -- GE Life & Annuity Separate Account II, the segregated asset account of the Company to which you may allocate Net Premiums.


Specified Amount -- An amount we use in determining the insurance coverage.

Subaccount -- A subdivision of the Separate Account, the assets of which invest exclusively in a corresponding portfolio of a Fund. Not all Subaccounts may be available in all states or markets. Subaccounts may be referred to as Investment Subdivisions in your policy and/or marketing materials.


Surrender Value -- The amount we pay you when you surrender the Policy. It is equal to Account Value minus any Policy Debt and minus any applicable surrender charge.

Unit Value -- A unit of measure we use to calculate the assets for each Subaccount.


Valuation Day -- For each Subaccount, each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding portfolio does not value its shares.


Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Day.

Portfolio Annual Expenses



The following table shows the annual expenses of the portfolios of the Funds for the year ended December 31, 2001 (as a percentage of each portfolio's average net assets, after fee waivers and expense reimbursements, as applicable).




                                                     Service           Total
                                   Management 12b-1   Share   Other    Annual
Portfolios                            Fees    Fees*  Fees**  Expenses Expenses
------------------------------------------------------------------------------

The Alger American Fund:
------------------------------------------------------------------------------
 Alger American Growth Portfolio      0.75%    --      --      0.06%    0.81%
 Alger American Small
  Capitalization Portfolio            0.85%    --      --      0.07%    0.92%

Federated Insurance Series:
------------------------------------------------------------------------------
 Federated American Leaders Fund
  II                                  0.75%    --      --      0.12%    0.87%
 Federated High Income Bond Fund
  II                                  0.60%    --      --      0.16%    0.76%
 Federated Utility Fund II            0.75%    --      --      0.17%    0.92%

Fidelity Variable Insurance
 Products Fund ("VIP"):/1/
------------------------------------------------------------------------------
 VIP Equity-Income Portfolio          0.48%    --      --      0.10%    0.58%
 VIP Growth Portfolio                 0.58%    --      --      0.10%    0.68%
 VIP Overseas Portfolio               0.73%    --      --      0.19%    0.92%

Fidelity Variable Insurance Products Fund II
 ("VIP II"):/1/
------------------------------------------------------------------------------
 VIP II Asset ManagerSM Portfolio     0.53%    --      --      0.11%    0.64%
 VIP II Contrafund(R) Portfolio       0.58%    --      --      0.10%    0.68%

Fidelity Variable Insurance Products Fund III
 ("VIP III"):/1/
------------------------------------------------------------------------------
 VIP III Growth & Income Portfolio    0.48%    --      --      0.10%    0.58%
 VIP III Growth Opportunities
  Portfolio                           0.58%    --      --      0.11%    0.69%

GE Investments Funds, Inc.:
------------------------------------------------------------------------------
 Income Fund                          0.50%    --      --      0.05%    0.55%
 International Equity Fund            1.00%    --      --      0.07%    1.07%
 Mid-Cap Value Equity Fund            0.65%    --      --      0.03%    0.68%
 Money Market Fund                    0.38%    --      --      0.04%    0.42%
 Premier Growth Equity Fund           0.65%    --      --      0.02%    0.67%
 Real Estate Securities Fund          0.85%    --      --      0.05%    0.90%
 S&P 500(R) Index Fund                0.35%    --      --      0.04%    0.39%
 Total Return Fund                    0.49%    --      --      0.04%    0.53%
 U.S. Equity Fund                     0.55%    --      --      0.03%    0.58%

Goldman Sachs Variable Insurance
 Trust:
------------------------------------------------------------------------------
 Goldman Sachs Growth and Income
  Fund                                0.75%    --      --      0.25%    1.00%
 Goldman Sachs Mid Cap Value Fund     0.80%    --      --      0.13%    0.93%

Janus Aspen Series:
------------------------------------------------------------------------------
 Aggressive Growth Portfolio          0.65%    --      --      0.02%    0.67%
 Balanced Portfolio                   0.65%    --      --      0.01%    0.66%
 Capital Appreciation Portfolio       0.65%    --      --      0.01%    0.66%
 Flexible Income Portfolio            0.65%    --      --      0.03%    0.68%
 Global Life Sciences Portfolio --
   Service Shares                     0.65%   0.25%    --      0.17%    1.07%
 Global Technology Portfolio --
   Service Shares                     0.65%   0.25%    --      0.05%    0.95%
 Growth Portfolio                     0.65%    --      --      0.01%    0.66%
 International Growth Portfolio       0.65%    --      --      0.06%    0.71%
 Worldwide Growth Portfolio           0.65%    --      --      0.04%    0.69%

                                                   Service           Total
                                  Management 12b-1  Share   Other    Annual
Portfolios                           Fees    Fees* Fees**  Expenses Expenses
----------------------------------------------------------------------------
Oppenheimer Variable Account
Funds:
----------------------------------------------------------------------------
 Oppenheimer Aggressive Growth
  Fund/VA                            0.64%    --     --      0.04%    0.68%
 Oppenheimer Bond Fund/VA            0.72%    --     --      0.05%    0.77%
 Oppenheimer Capital Appreciation
  Fund/VA                            0.64%    --     --      0.04%    0.68%
 Oppenheimer High Income Fund/VA     0.74%    --     --      0.05%    0.79%
 Oppenheimer Multiple Strategies
  Fund/VA                            0.72%    --     --      0.04%    0.76%

Salomon Brothers Variable Series
 Fund Inc:
----------------------------------------------------------------------------
 Investors Fund                      0.70%    --     --      0.12%    0.82%
 Strategic Bond Fund                 0.64%    --     --      0.36%    1.00%
 Total Return Fund                   0.66%    --     --      0.34%    1.00%
----------------------------------------------------------------------------


 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling Policies investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.


** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing policies investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the Policies will be remitted to the Company.


/1/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce the portfolio's expenses. In addition, through arrangements with the portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio's custodian expenses. These offsets may be discontinued at any time.


    Accordingly, the actual total operating expenses were:



    . VIP Equity-Income Portfolio             0.57%
    . VIP Growth Portfolio                    0.65%
    . VIP Overseas Portfolio                  0.87%
    . VIP II Asset Manager Portfolio          0.63%
    . VIP II Contrafund(R)
      Portfolio                               0.64%
    . VIP III Growth & Income Portfolio       0.56%
    . VIP III Growth Opportunities Portfolio  0.67%


Some of the portfolios are subject to fee waivers and/or expense reimbursements. The following table shows what the expenses would have been for such portfolios without fee waivers and/or expense reimbursements.



                                                     Service           Total
                                    Management 12b-1  Share   Other    Annual
Portfolios                             Fees    Fees* Fees**  Expenses Expenses
------------------------------------------------------------------------------
Federated Insurance Series:
------------------------------------------------------------------------------
 Federated American Leaders Fund II    0.75%    --    0.25%    0.12%    1.12%
 Federated High Income Bond Fund II    0.60%    --    0.25%    0.16%    1.01%
 Federated Utility Fund II             0.75%    --    0.25%    0.17%    1.17%

Goldman Sachs Variable Insurance
Trust:
------------------------------------------------------------------------------
 Goldman Sachs Growth and Income
  Fund                                 0.75%    --     --      0.42%    1.17%
 Goldman Sachs Mid Cap Value Fund      0.80%    --     --      0.14%    0.94%
------------------------------------------------------------------------------

                                                   Service           Total
                                  Management 12b-1  Share   Other    Annual
Portfolios                           Fees    Fees* Fees**  Expenses Expenses
----------------------------------------------------------------------------
Salomon Brothers Variable Series
Fund Inc:
----------------------------------------------------------------------------
 Investors Fund                      0.70%    --     --      0.12%    0.82%
 Strategic Bond Fund                 0.75%    --     --      0.36%    1.11%
 Total Return Fund                   0.80%    --     --      0.34%    1.14%
----------------------------------------------------------------------------


 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling Policies investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.


** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing policies investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the Policies will be remitted to the Company.


The expenses shown in the tables above are deducted by the portfolios before they provide us with the daily net asset value. We then deduct the Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each portfolio. Information relating to the portfolios was provided by the portfolios and not independently verified by us.

OTHER POLICIES

We offer other variable life insurance policies which also invest in the same (or many of the same) portfolios of the Funds. These policies may have different charges that could affect the value of the Subaccount and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your registered representative, or call (800) 352-9910.

Policy Summary

PREMIUMS

You select a premium payment plan. You are not required to pay premiums according to the plan, but may vary frequency and amount, within limits, and can skip planned premiums. See the "Periodic Premium Plan" provision of this prospectus.


Premium amounts depend on each Insured's Age, gender (where applicable), rating class, the Specified Amount selected, and any supplemental benefit riders. See the "Premiums" provision of this prospectus.


You may make unscheduled premium payments, within limits. See the "Premiums" provision of this prospectus.


Under certain circumstances, you may have to pay extra premiums to prevent termination. See the "Premium to Prevent Termination" provision of this prospectus.


DEDUCTIONS FROM PREMIUMS

If the initial Specified Amount is $500,000 or more, we currently deduct a 3 1/2% premium charge (5% maximum) from each premium before we place it in the Subaccounts. If the initial Specified Amount is at least $250,000 but less than $500,000, we currently deduct a 6 1/2% premium charge (8% maximum). We currently do not deduct the maximum premium charge but reserve the right to do so. We refer to the premium minus the premium charge as a Net Premium. We do not assess a premium charge against the policy loan portion of a premium received from the rollover of a life insurance policy. See the "Premium Charge" provision of this prospectus.


ALLOCATION OF NET PREMIUMS

You may allocate your Net Premiums among up to 10 of the Subaccounts of the Separate Account at any given time. We will place any premiums you pay in a non-interest bearing account until:


  (1) the date we approve the application;


  (2) the date we receive all necessary forms (including any subsequent amendments to your application); and


  (3) the date we receive the entire initial premium.


DEDUCTIONS FROM ASSETS

We will then allocate your Net Premiums to the Subaccounts you designate. See the "Allocating Premiums" provision of this prospectus.




Each Fund deducts management fees and other expenses from its assets. For the year ended December 31, 2001, the minimum total annual expenses (as a percentage of average net assets) was 0.39% and the maximum total annual expenses (as a percentage of average net assets) was 1.07%. See the "Portfolio Annual Expenses" provision of this prospectus.

We deduct a daily mortality and expense risk charge at a current effective annual rate of 0.70% (maximum effective annual rate of 0.70%) from assets in the Subaccounts.


We make a monthly deduction from your Account Value for:


  (1) the cost of insurance,

  (2) a policy charge of $5,

  (3) an expense charge of up to $.20 per $1,000 of initial Specified Amount,

  (4) an expense charge of up to $.20 per $1,000 of any increase in Specified Amount and

  (5) supplemental benefit charges. See the "Monthly Deduction" provision of this prospectus.


For information concerning compensation paid for sale of the Policies, See the "Sale of the Policies" provision of this prospectus.


ACCOUNT VALUE

Account Value equals the total amount in each Subaccount and the General
Account.


Account Value serves as the starting point for calculating certain values under a Policy, such as the Surrender Value and the Death Proceeds. Account Value varies from day to day to reflect investment experience of the Subaccounts, charges deducted and other Policy transactions (such as Policy loans, transfers and partial surrenders). See the "How Your Account Value Varies" provision of this prospectus.


You can transfer Account Value among the Subaccounts (subject to certain restrictions). A $10 transfer charge applies to each transfer made after the first transfer in a calendar month. See the "Transfers" provision for rules and limits. Policy loans reduce the amount available for allocations and transfers.


There is no minimum guaranteed Account Value. During the Continuation Period, the Policy will lapse if the Surrender Value is insufficient to cover the monthly deduction and the Net Total Premium is less than the Continuation Amount. After the Continuation Period, the Policy will lapse if the Surrender Value is insufficient to cover the monthly deduction. See the "Premium to Prevent Termination" provision of this prospectus.


CASH BENEFITS

You may take a Policy loan for up to 90% of the difference between Account Value and any surrender charges, minus any Policy Debt. See the "Loans" provision of this prospectus.

You may partially surrender your Policy up to a maximum amount. The minimum partial surrender amount is $500, and a processing fee equal to the lesser of $25 or 2% of the amount of the partial surrender will apply to each partial surrender. If you select Death Benefit Option B, you may only make partial surrenders after the first Policy Year. See the "Partial Surrenders" provision of this prospectus.


You can surrender your Policy at any time before the death of the Last Insured for its Surrender Value (Account Value minus Policy Debt and minus any applicable surrender charge). A surrender charge will apply during the first 16 Policy Years, for 16 Policy Years after an increase in the Specified Amount, or to the younger Insured's attained age 100 if earlier. The surrender charge will not exceed $60 per $1,000 of Specified Amount. See "Surrenders" and "Surrender Charge" provisons of this prospectus.


You may choose from a variety of payment options. See the "Requesting Payments" provision of this prospectus.


DEATH BENEFITS

The minimum Specified Amount available is $250,000.


We will pay Death Proceeds only upon the death of the Last Insured.


You may choose from two death benefit options:


  (1) Option A (greater of Specified Amount plus Account Value, or the applicable corridor percentage multiplied by Account Value); or


  (2) Option B (greater of Specified Amount, or the applicable corridor percentage multiplied by Account Value).


We determine the Specified Amount and Account Value for this purpose as of the date of death of the Last Insured. See the "Death Benefits" provision of this prospectus.


Death Proceeds are payable as a lump sum or under a variety of options. See the "Requesting Payments and Optional Payment Plans" provision of this prospectus.


You may change the Specified Amount and the death benefit option. See the "Changing the Specified Amount" and "Changing the Death Benefit Option," provisions for rules and limits.


During the Continuation Period, the Policy will remain in force regardless of the sufficiency of Surrender Value so long as the Net Total Premium is at least equal to the Continuation Amount. See the "Premium to Prevent Termination" provision of this prospectus.

Risk Summary


INVESTMENT RISK

Your Account Value is subject to the risk that investment performance will be unfavorable and that your Account Value will decrease. Because we continue to deduct charges from Account Value, if investment results are sufficiently unfavorable and/or you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deductions so long as the Net Total Premium is at least equal to the Continuation Amount. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Account Value, through partial surrenders and Policy loans.

RISK OF TERMINATION

If the Surrender Value of your Policy is too low to pay the Monthly Deduction when due (and, during the Continuation Period, the Net Total Premium is less than the Continuation Amount), the Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and monthly deductions reduce your Surrender Value to an amount insufficient to cover Policy charges and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could lapse. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits. After termination, you may reinstate your Policy within 3 years subject to certain conditions.


TAX RISKS

We intend for the Policy to satisfy the definition of a "life insurance contract" under section 7702 of the Code. In general, earnings under the Policy will not be taxed until a distribution is made from the Policy. In addition, death benefits generally will be excludable from income. In the case of a Policy that is considered a "modified endowment contract," special rules apply and a 10% penalty tax may be imposed on distributions, including loans. See the "Special rules for modified endowment contracts" provision of this prospectus. You should consult a qualified tax adviser in all tax matters involving your Policy.

LIMITS ON PARTIAL SURRENDERS

The Policy permits you to take partial surrenders. However, if you selected Death Benefit Option B, you may only take partial surrenders after the first Policy Year.


The minimum partial surrender amount is $500, and we will assess a processing fee on the surrender. There is also a maximum limit on the amount you may partially surrender.

Partial surrenders will reduce your Account Value and Death Proceeds. Federal income taxes and a penalty tax may apply to partial surrenders.

EFFECTS OF POLICY LOANS

A Policy loan, whether or not repaid, will affect your Account Value over time because we subtract the amount of the loan from the Subaccounts as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts, the effect could be favorable or unfavorable.


A Policy loan also reduces the Death Proceeds. A Policy loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Surrender Value to an amount insufficient to cover Policy charges and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.


COMPARISON WITH OTHER INSURANCE POLICIES

The Policy is similar in many ways to universal life insurance. As with universal life insurance:

  . the Owner pays premiums for insurance coverage on the Insureds;

  . the Policy provides for the accumulation of Surrender Value that is payable if the Owner surrenders the Policy during the Insureds' lifetimes;

  . and the Surrender Value may be substantially lower than the premiums paid.

However, the Policy differs from universal life insurance in that it permits you to place your premium in the Subaccounts. The amount and duration of life insurance protection and of the Policy's Account Value will vary with the investment performance of the Subaccounts you select. You bear the investment risk with respect to the amounts allocated to the Subaccounts.


The Surrender Value of your Policy may decrease if the investment performance of the Subaccounts to which you allocate assets is sufficiently adverse. If the Surrender Value becomes insufficient to cover charges when due and the Continuation Period is not in effect, the Policy will terminate without value after a grace period.

The Company


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.


Capital Brokerage Corporation serves as principal underwriter for the Contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.


We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


STATE REGULATION

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.


We are also subject to the insurance laws and regulations of other states within which we are licensed to operate.

The Separate Account


We established the Separate Account as a separate investment account on August 21, 1986. The Separate Account has Subaccounts available under the Policy. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the Funds described below.


The assets of the Separate Account belong to us. However, we may not charge the assets in the Separate Account attributable to the Policies with liabilities arising out of any other business which we may conduct. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct.


The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.


CHANGES TO SEPARATE ACCOUNT II

The Separate Account may include other Subaccounts that are not available under the Policy. We may substitute another Subaccount or insurance company separate account under the Policy if, in our judgment, investment in a Subaccount should no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another Subaccount or insurance company separate account is in the best interest of Owners. The new Subaccounts may be limited to certain classes of Policies, and the new portfolios may have higher fees and charges than the portfolios they replaced. No substitution or elimination may take place without notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.


We may also, where permitted by law:

  . create new separate accounts;

  . transfer assets of the Separate Account, which we determine to be associated with the class of Policies to which this Policy belongs, to another separate account;


  . add new Subaccounts to or remove Subaccounts from the Separate Account, or combine Subaccounts;


  . add new portfolios and remove existing portfolios;


  . combine separate accounts, including combining the Separate Account with another separate account established by the Company;


  . substitute new portfolios for any existing portfolio whose shares are no longer available for investment;

  . substitute new portfolios for any existing portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;


  . deregister the Separate Account under the Investment Company Act 1940 in the event such registration is no longer required; and


  . operate the Separate Account under the direction of a committee or in another form.

The Portfolios

You decide the Subaccounts to which you direct Net Premiums. You may change your premium allocation without penalty or charges. There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this Policy.


Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.


Before choosing a Subaccount to allocate your Net Premiums and Account Value, carefully read the prospectus for each portfolio, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives.


The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.


SUBACCOUNTS

You may invest in up to 10 Subaccounts of the portfolios listed below.


                                                                    Adviser
                                                              (and Sub-Adviser(s),
Portfolio                  Investment Objective                  as applicable)
----------------------------------------------------------------------------------
THE ALGER AMERICAN FUND

Alger American        Seeks long-term capital                 Fred Alger
Growth Portfolio      appreciation by focusing on             Management, Inc.
                      growing companies that
                      generally have broad product
                      lines, markets, financial
                      resources and depth of
                      management. Under normal
                      circumstances, the portfolio
                      invests primarily in the equity
                      securities of large companies.
                      The portfolio considers a large
                      company to have a market
                      capitalization of $1 billion or
                      greater.
----------------------------------------------------------------------------------

                                                            Adviser (and Sub-
                                                               Adviser(s),
Portfolio                       Investment Objective          as applicable)
-------------------------------------------------------------------------------
Alger American Small       Seeks long-term capital         Fred Alger
Capitalization Portfolio   appreciation by focusing on     Management, Inc.
                           small, fast-growing companies
                           that offer innovative products,
                           services or technologies to a
                           rapidly expanding marketplace.
                           Under normal circumstances, the
                           portfolio invests primarily in
                           the equity securities of small
                           capitalization companies. A
                           small capitalization company is
                           one that has a market
                           capitalization within the range
                           of the Russell 2000 Growth
                           Index or the S&P(R) Small Cap
                           600 Index.
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated American         Seeks long-term growth of       Federated Investment
Leaders Fund II            capital with a secondary        Management Company
                           objective of providing income.
                           Seeks to achieve its objective
                           by investing, under normal
                           circumstances, at least 65%
                           of its total assets in common
                           stock of "blue chip" companies.
-------------------------------------------------------------------------------
Federated High Income      Seeks high current income.      Federated Investment
Bond Fund II               Seeks to achieve its objective  Management Company
                           by investing primarily in a
                           diversified portfolio of
                           professionally managed fixed-
                           income securities. The fixed-
                           income securities in which the
                           portfolio intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds." The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus for
                           the Federated Insurance Series,
                           which should be read carefully
                           before investing.
-------------------------------------------------------------------------------
Federated Utility Fund II  Seeks high current income and   Federated Investment
                           moderate capital appreciation   Management Company
                           by investing primarily
                           in equity securities of utility
                           companies.
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")

VIP Equity-Income          Seeks reasonable income and     Fidelity Management
Portfolio                  will consider the potential for & Research Company;
                           capital appreciation. The       (subadvised by FMR
                           portfolio also seeks a yield,   Co., Inc.)
                           which exceeds the composite
                           yield on the securities
                           comprising the S&P 500 by
                           investing primarily in income-
                           producing equity securities and
                           by investing in domestic and
                           foreign issuers.
-------------------------------------------------------------------------------
VIP Growth Portfolio       Seeks capital appreciation by   Fidelity Management
                           investing primarily in common   & Research Company;
                           stocks of companies believed to (subadvised by FMR
                           have above-average growth       Co., Inc.)
                           potential.
-------------------------------------------------------------------------------
VIP Overseas Portfolio     Seeks long-term growth of       Fidelity Management
                           capital by investing at least   & Research Company;
                           80% of total assets in foreign  (subadvised by FMR
                           securities, primarily in common Co., Inc.)
                           stocks.
-------------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser(s),
Portfolio                        Investment Objective          as applicable)
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")

VIP II Asset ManagerSM     Seeks high total return with     Fidelity Management
Portfolio                  reduced risk over the long-term  & Research Company
                           by allocating assets among       (subadvised by
                           stocks, bonds and short-term and Fidelity Management
                           money market instruments.        & Research (U.K.)
                                                            Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc., Fidelity
                                                            Investments Japan
                                                            Limited and Fidelity
                                                            Investments Money
                                                            Management, Inc; FMR
                                                            Co., Inc.)
--------------------------------------------------------------------------------
VIP II Contrafund(R)       Seeks long-term capital          Fidelity Management
Portfolio                  appreciation by investing mainly & Research Company
                           in common stocks and in          (subadvised by
                           securities of companies whose    Fidelity Management
                           value is believed to have not    & Research (U.K.)
                           been fully recognized by the     Inc., Fidelity
                           public. This portfolio invests   Management &
                           in domestic and foreign issuers. Research (Far East)
                           This portfolio also invests in   Inc. and Fidelity
                           "growth" stocks, "value" stocks, Investments Japan
                           or both.                         Limited; FMR Co.,
                                                            Inc.)
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III ("VIP III")

VIP III Growth & Income    Seeks high total return through  Fidelity Management
Portfolio                  a combination of current income  & Research Company
                           and capital appreciation by      (subadvised by
                           investing a majority of assets   Fidelity Management
                           in common stocks with a focus on & Research (U.K.)
                           those that pay current dividends Inc., Fidelity
                           and show potential for capital   Management &
                           appreciation.                    Research (Far East)
                                                            Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; FMR Co.,
                                                            Inc.)
--------------------------------------------------------------------------------
VIP III Growth             Seeks to provide capital growth  Fidelity Management
Opportunities Portfolio    by investing primarily in common & Research Company
                           stock and other types of         (subadvised by
                           securities, including bonds,     Fidelity Management
                           which may be lower-quality debt  & Research (U.K.)
                           securities.                      Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; FMR Co.,
                                                            Inc.)
--------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Income Fund                Seeks to provide maximum income  GE Asset Management
                           consistent with prudent          Incorporated
                           investment management and
                           preservation of capital by
                           investing primarily in a variety
                           of investment-grade debt
                           securities, such as mortgage-
                           backed securities, corporate
                           bonds, U.S. Government
                           securities and money market
                           instruments.
--------------------------------------------------------------------------------
International Equity Fund  Seeks to provide long-term       GE Asset Management
                           growth of capital by investing   Incorporated
                           primarily in foreign equity and
                           equity-related securities which
                           the adviser believes have long-
                           term potential for capital
                           growth.
--------------------------------------------------------------------------------

                                                              Adviser (and Sub-
                                                                 Adviser(s),
Portfolio                         Investment Objective          as applicable)
--------------------------------------------------------------------------------
Mid-Cap Value Equity Fund    Seeks to provide long-term      GE Asset Management
                             growth of capital and future    Incorporated
                             income by investing primarily
                             in equity securities of mid-cap
                             companies that the investment
                             adviser believes are
                             undervalued by the market and
                             have above-average growth
                             potential.
--------------------------------------------------------------------------------
Money Market Fund            Seeks to provide a high level   GE Asset Management
                             of current income consistent    Incorporated
                             with the preservation of
                             capital and maintenance of
                             liquidity by investing in
                             various types of U.S. dollar
                             denominated short-term money
                             market instruments.
--------------------------------------------------------------------------------
Premier Growth Equity Fund   Seeks to provide long-term      GE Asset Management
                             growth of capital and future    Incorporated
                             income rather than current
                             income by investing primarily
                             in a limited number of equity
                             securities of large and medium-
                             sized companies that have
                             above-average growth histories
                             and/or growth potential.
--------------------------------------------------------------------------------
Real Estate Securities Fund  Seeks to provide maximum total  GE Asset Management
                             return through current income   Incorporated
                             and capital appreciation by     (subadvised by
                             investing primarily in equity   Seneca Capital
                             and debt securities of U.S.     Management, L.L.C.)
                             issuers that are principally
                             engaged in or related to the
                             real estate industry including
                             those that own significant real
                             estate assets. This portfolio
                             does not invest directly in
                             real estate.
--------------------------------------------------------------------------------
S&P 500(R) Index Fund/1/     Seeks to provide growth of      GE Asset Management
                             capital and accumulation of     Incorporated
                             income that corresponds to the  (subadvised
                             investment return of the        by SSgA Funds
                             Standard & Poor's 500 Composite Management, Inc.)
                             Stock Price Index through
                             investment in common stocks
                             comprising that Index.
--------------------------------------------------------------------------------
Total Return Fund            Seeks to provide the highest    GE Asset Management
                             total return, composed of       Incorporated
                             current income and capital
                             appreciation, as is consistent
                             with prudent investment risk by
                             following an asset allocation
                             strategy that provides
                             diversification across a range
                             of asset classes and
                             contemplates shifts among them
                             from time to time.
--------------------------------------------------------------------------------
U.S. Equity Fund             Seeks to provide long-term      GE Asset Management
                             growth of capital through       Incorporated
                             investments primarily in equity
                             securities of U. S. companies.
--------------------------------------------------------------------------------


 /1/ "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-
     Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                              Adviser (and Sub-
                                                                 Adviser(s),
Portfolio                         Investment Objective          as applicable)
--------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Growth         Seeks long-term growth of       Goldman Sachs Asset
and Income Fund              capital and growth of income.   Management
                             The Portfolio invests, under
                             normal circumstances, at least
                             65% of its total assets (not
                             including securities lending
                             collateral and any investment
                             of that collateral) measured at
                             time of purchase in equity
                             investments that are considered
                             by the Investment Adviser to
                             have favorable prospects for
                             capital appreciation and/or
                             dividend-paying ability.
--------------------------------------------------------------------------------
Goldman Sachs Mid            Seeks long-term capital         Goldman Sachs Asset
Cap Value Fund               appreciation. The Portfolio     Management
                             invests, under normal
                             circumstances, at least 80% of
                             its net assets plus any
                             borrowing for investment
                             purposes (measured at time of
                             purchase) in a diversified
                             portfolio of equity investments
                             in mid-capitalization issuers
                             within the range of the market
                             capitalization of companies
                             constituting the Russell Midcap
                             Value Index at the time of
                             investment.
--------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth Portfolio  A non-diversified/2/ portfolio  Janus Capital that seeks long-term growth of  Management LLC
                             capital.
--------------------------------------------------------------------------------
Balanced Portfolio           Seeks long-term capital growth, Janus Capital
                             consistent with preservation of Management LLC
                             capital and balanced by current
                             income.
--------------------------------------------------------------------------------
Capital Appreciation         A non-diversified/2/ portfolio  Janus Capital
Portfolio                    that seeks long-term growth of  Management LLC
                             capital.
--------------------------------------------------------------------------------
Flexible Income Portfolio    Seeks to obtain maximum total   Janus Capital
                             return, consistent with         Management LLC
                             preservation of capital.
--------------------------------------------------------------------------------
Global Life Sciences         A non-diversified/2/ portfolio  Janus Capital
Portfolio -- Service Shares  that seeks long-term growth of  Management LLC capital.
--------------------------------------------------------------------------------
Global Technology            A non-diversified/2/ portfolio  Janus Capital
Portfolio -- Service Shares  that seeks long-term growth of  Management LLC capital.
--------------------------------------------------------------------------------
Growth Portfolio             Seeks long-term growth of       Janus Capital
                             capital in a manner consistent  Management LLC
                             with the preservation of
                             capital.
--------------------------------------------------------------------------------
International Growth         Seeks long-term growth of       Janus Capital
Portfolio                    capital.                        Management LLC
--------------------------------------------------------------------------------
Worldwide Growth Portfolio   Seeks long-term growth of       Janus Capital
                             capital in a manner consistent  Management LLC
                             with the preservation of
                             capital.
--------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Aggressive       Seeks to achieve capital        OppenheimerFunds,
Growth Fund/VA               appreciation by investing       Inc.
                             mainly in the common stocks of
                             companies in the United States
                             believed by the portfolios
                             investment manager,
                             OppenheimerFunds Inc., to have
                             significant growth potential.
--------------------------------------------------------------------------------


 /2/ A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                              Adviser (and
                                                           Sub-Adviser(s), as
Portfolio                      Investment Objective           applicable)
------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA  Seeks high level of current     OppenheimerFunds,
                          income and capital appreciation Inc.
                          when consistent with its
                          primary objective of high
                          income. Under normal conditions
                          this portfolio will invest at
                          least 65% of its total assets
                          in investment grade securities.
------------------------------------------------------------------------------
Oppenheimer Capital       Seeks capital appreciation from OppenheimerFunds,
Appreciation Fund/VA      investments in securities of    Inc.
                          well-known and established
                          companies.
------------------------------------------------------------------------------
Oppenheimer High Income   Seeks high current income from  OppenheimerFunds,
Fund/VA                   investments in high yield fixed Inc.
                          income Securities, including
                          unrated securities or high-risk
                          securities in lower rating
                          categories. These securities
                          may be considered speculative.
                          This portfolio may have
                          substantial holdings of lower-
                          rated debt securities or "junk
                          bonds." The risks of investing
                          in junk bonds are described in
                          the prospectus for the
                          Oppenheimer Variable Account
                          Funds, which should be read
                          carefully before investing.
------------------------------------------------------------------------------
Oppenheimer Multiple      Seeks total investment return   OppenheimerFunds,
Strategies Fund/VA        (which includes current income  Inc.
                          and capital appreciation in the
                          values of its shares) from
                          investments in common stocks
                          and other equity securities,
                          bonds and other debt
                          securities, and money market
                          securities.
------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC

Investors Fund            Seeks long-term growth of       Salomon Brothers
                          capital with current income as  Asset Management Inc
                          a secondary objective,
                          primarily through investments
                          in common stocks of well-known
                          companies.
------------------------------------------------------------------------------
Strategic Bond Fund       Seeks high level of current     Salomon Brothers
                          income with capital             Asset Management Inc
                          appreciation as a secondary
                          objective, through investing at
                          least 80% of its assets in a
                          globally diverse portfolio of
                          fixed-income investments,
                          including lower-rated fixed
                          income securities commonly
                          known as junk bonds.
------------------------------------------------------------------------------
Total Return Fund         Seeks to obtain above-average   Salomon Brothers
                          income by primarily investing   Asset Management Inc
                          in a broad variety of
                          securities, including stocks,
                          fixed-income securities and
                          short-term obligations.
------------------------------------------------------------------------------


Not all of these portfolios may be available in all states or markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts of the Separate Account. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in Unit Values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. The amounts we receive under these agreements may be significant. These agreements reflect administrative services we provide.


In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies will receive 12b-1 fees deducted from portfolio assets attributable to the Policies for providing distribution and shareholder support services to the portfolios. Because the 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.


VOTING RIGHTS

As required by law, we will vote shares of the portfolios held in the Subaccount attributable to you at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.


We will determine the number of votes for which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares for which no timely instructions are received in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a Fund calls a shareholders meeting, Owners with voting interests in a portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

Charges and Deductions

This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. The services and benefits we provide include:

  . the partial surrender, surrender, Policy loan and death benefits under the Policy;

  . investment options, including Net Premium allocations, dollar-cost averaging and portfolio rebalancing programs;

  . administration of various elective options under the Policy; and

  . the distribution of various reports to Owners.

The costs and expenses we incur include:

  . those associated with underwriting applications, increases in Specified
    Amount, and riders;

  . various overhead and other expenses associated with providing the services and benefits provided by the Policy;

  . sales and marketing expenses, including compensation paid in connection with sales of the Policies; and

  . other costs of doing business, such as Federal, state and local premium and other taxes and fees.

The risks we assume include:

  . that the Insureds may live for a shorter period of time than estimated, resulting in the payment of greater death benefits than expected; and

  . that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

We may profit from any charges deducted, such as the mortality and expense risk charge. We do use any such profits for any purpose, including payment of distribution expenses.

PREMIUM CHARGE

If the initial Specified Amount is $500,000 or more, we currently deduct a 3 1/2% charge (5% maximum) from each premium before placing the resulting Net Premium in the Subaccount. If the initial Specified Amount is at least $250,000 but less than $500,000, we currently deduct a 6 1/2% premium charge (8% maximum). We currently do not deduct the maximum premium charge but reserve the right to do so. We will not assess the premium charge against the Policy loan portion of a premium received from the rollover of a life insurance Policy.

MORTALITY AND EXPENSE RISK CHARGE

We currently deduct a daily charge from assets in the Subaccounts attributable to the Policies at an effective annual rate of 0.70% of net assets. We will not increase this charge for the duration of your Policy. This charge is factored into the net investment factor.


The mortality risk we assume is the risk that the Insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

MONTHLY DEDUCTION

We make a monthly deduction on the Policy Date and each Monthly Anniversary Date from your Account Value. The monthly deduction for each Policy consists of:


  . the cost of insurance charge (discussed below);

  . a policy charge of $5;

  . an expense charge of up to $.20 per $1,000 of initial Specified Amount
    (however, our current practice may be more favorable to you in that we currently vary this charge based on the issue Age of each Insured, and in that we currently deduct this charge only in the first 10 Policy Years);


  . an expense charge for any increases in Specified Amount of up to $.20 per $1,000 of increase (however, our current practice may be more favorable to you in that we currently vary this charge based on the issue Age of each Insured, and in that we currently deduct this charge only during the first 10 Policy years following the increase); and


  . any charges for additional benefits added by riders to the Policy (see the "Supplemental Benefits" provision of this prospectus).


We will allocate the monthly deduction for a Policy Month among the Subaccounts in the same proportion that your Policy's Account Value in each Subaccount bears to the total assets in all Subaccounts at the beginning of the Policy Month.


COST OF INSURANCE

The cost of insurance is a significant charge under your Policy because it is the primary charge for the death benefit we provide you. We determine the cost of insurance in a manner that reflects the anticipated mortality of both Insureds and the fact that the death benefit is not payable until the death of the Last Insured. Because the cost of insurance depends on a number of factors:
Age, gender (where applicable), Policy duration, and rating class, the cost will vary from Policy to Policy and from Monthly Anniversary Date to Monthly Anniversary Date. The cost of insurance rates generally increase as the Insureds' Attained Age increases.


We calculate the cost of insurance on each Monthly Anniversary Date based on the net amount at risk. We determine the net amount at risk by the following formula:


                                Death Benefit
                                --------------- -- Account Value
                                1.0032737

To determine the cost of insurance for a particular Policy Month, we divide the net amount at risk by 1000 and multiply that result by the applicable cost of insurance rate. If Death Benefit Option B is in effect, and the Specified Amount has increased, we first consider the Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount, we will consider it part of the increased Specified Amounts resulting from increases in the order of the increases.

The cost of insurance rates for the Policy are based on each Insured's Age, gender (where applicable), Policy duration, and applicable rating class. We currently place Insureds in the following rating classes when we issue the Policy, based on our underwriting:

  . a male or female or unisex rating class where appropriate under applicable state law;


  . and a nicotine use or no nicotine use rating class.


In addition, some Insureds may qualify for a preferred rating. The original rating classes apply to the initial Specified Amount. If you apply for an increase in Specified Amount, you will have to submit evidence satisfactory to us that each Insured is insurable at the same rating class used at the time we issued the Policy. The death of the first Insured to die will not affect the cost of insurance scale for the second Insured.

We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on each Insured's age nearest birthday at the start of the Policy Year. Modifications to cost of insurance rates are made for rating classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to mortality, interest, expenses, persistency, and taxes. A change in rates will apply to all pairs of persons of the same age, gender (where applicable), and rating class and whose Policies have been in effect for the same length of time.

In most states, there is no maturity age, and the cost of insurance charges will continue past age 100 of the younger Insured.

SURRENDER CHARGE

If you fully surrender your Policy during the surrender charge period, we will deduct a surrender charge. We calculate the schedule of surrender charges that applies to a Policy by multiplying surrender charge factors times the Specified Amount, divided by $1,000. We determine the factors per $1,000 of Specified Amount and vary them by issue Age, gender (where applicable), and rating class of each Insured and by the number of months since the Policy Date. The surrender charge remains level for the first six Policy Years and then decreases uniformly each Policy month to zero over the next 10 Policy years or to the younger Insured's attained age 100, whichever is earlier. We will deduct the surrender charge before we pay the Surrender Value. The surrender charge will not exceed $60 per $1,000 of Specified Amount.

The chart below illustrates the surrender charge factor for the first Policy Year per $1,000 of Specified Amount for Policies which are issued on a male no nicotine use and female no nicotine use standard rating class basis. These calculations assume both Insureds are the same issue Age.

                         Factor per $1,000
            Issue Age   of Specified Amount
            ---------   -------------------
              25/25             $12
              35/35             $14
              45/45             $18
              55/55             $24
              65/65             $35
              75/75             $41
              85/85             $34
              -----------------------------

If you increase the Specified Amount (other than as a result of a change from Death Benefit Option A to Death Benefit Option B), you will be subject to an additional surrender charge for another 16 Policy years following the increase or to the younger Insured's attained age 100, if earlier. We will base the amount of the additional surrender charge on the initial scale of per $1,000 surrender charge factors calculated at the time of issue.

If you decrease the Specified Amount during the period that surrender charges apply (other than as a result of partial surrenders or a change from Death Benefit Option B to Death Benefit Option A), you will be assessed a portion of the surrender charges to which the Policy is subject. We will deduct the amount of the surrender charge from your Account Value, and will allocate the charge among each Subaccount in the same proportion that the Policy's Account Value in each Subaccount bears to the Account Value in all Subaccounts. We will base the amount of surrender charge:


  (1) first on any surrender charge in effect on the most recent increase and the amount of reduction to this increase caused by the decrease;

  (2) then on any surrender charge in effect on the next most recent increases successively and the amount of any reduction to each of these increases caused by the decrease; and

  (3) finally on the surrender charge in effect on coverage provided under the original application and any reduction to this amount caused by the decrease.

Whenever we deduct a portion of the surrender charges because you decreased the Specified Amount, we reduce the Policy's remaining surrender charges to reflect the assessments made.

The total surrender charge for any given Policy Month is the sum of:

  . the surrender charge that applies to the initial Specified Amount, adjusted for any decrease in Specified Amount; plus

  . the surrender charges that apply to any increases in Specified Amount, adjusted for any decrease in Specified Amount.

We disclose the surrender charges on the data pages to your Policy.

We do not assess a surrender charge for partial surrenders, but do assess a processing fee.

PARTIAL SURRENDER PROCESSING FEE

We deduct a partial surrender processing fee on partial surrenders you make. The fee equals the lesser of $25 or 2% of the amount surrendered.


TRANSFER CHARGE

We assess a $10 transfer charge for each transfer after the first transfer you make in any calendar month. This charge is at cost with no profit to us. We take this charge from the amount you transfer. For purposes of assessing this charge, we consider each transfer request one transfer, regardless of the number of Subaccounts affected by the transfer. Multiple transfers within the same Valuation Period are also considered one transfer for this purpose.


OTHER CHARGES

If you request an inforce illustration of future life insurance under the Policy and Account Value, we reserve the right to charge a maximum fee of $25 for the cost of preparing the illustration.


There are deductions from and expenses paid out of the assets of each portfolio that are more fully described in each portfolio's prospectus.

REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

  (1) The size of the group. Generally, the sales expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.


  (2) The total amount of premium payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.


  (3) The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.


  (4) The nature of the group for which the Policies are purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced.


  (5) Other circumstances. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.


If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of policies funded by the Separate Account.


We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of sales and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is a flexible premium joint and last survivor variable life insurance policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and your registered representative must submit it to us at our Home Office. You also must pay an initial premium of a sufficient amount. See the "Premiums" provision, below. You can submit your initial premium with your application or at a later date. (If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See the "Allocating Premiums" provision of this prospectus.) Coverage generally becomes effective as of the Policy Date.


Generally, we will issue a Policy covering Insureds from Age 20 up to Age 85 if evidence of insurability satisfies our underwriting rules. Required evidence of insurability may include, among other things, medical examinations of the Insureds. We may reject an application for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

If you do not pay the full first premium with your application, the insurance will become effective on the effective date. This date is the date that you pay your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

If you pay the full first premium with your application, we may give you a conditional receipt. This means that, subject to our underwriting requirements and subject to a maximum limitation, your insurance will become effective on the effective date we specified in the conditional receipt, provided the Insureds are found to be, on the effective date, insurable at standard premium rates for the plan and amount of insurance requested in the application. This effective date will be the latest of:


  (1)the date of completion of the application;


  (2)the date of completion of all medical exams and tests we require; and


  (3) the policy date you requested when that date is later than the date you completed your application.


OWNER

You have rights in the Policy during the Insureds' lifetimes. If you die before the Insureds and there is no contingent Owner, ownership will pass to your estate.

We will treat Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in the Policy.

CHANGE OF OWNER

You may change the Owner of the Policy by sending a written request on a form satisfactory to us to our Home Office while either Insured is alive and the Policy is in force. The change will take effect the date you sign the written request, but the change will not affect any action we have taken before we receive the written request. A change of Owner does not change the Beneficiary designation.


SPLIT OPTION RIDER

The Policy Split Option Rider is automatically added to your Policy. This rider allows you to surrender this Policy in exchange for an individual policy on the life of one Insured or separate individual policies on the lives of each Insured. The maximum, amount of insurance available at the time the rider is exercised on either Insured is equal to one-half the base Policy Specified Amount. There is no additional charge for this rider, but we will require evidence of insurability when you exercise this option. See the "Tax Considerations" provision of this prospectus. For further information about this rider, including information on the terms to which the exchange is subject, please see your Policy.


BENEFICIARY

You designate the primary Beneficiary(ies) and contingent Beneficiary(ies) when you apply for the Policy. You may name one or more primary Beneficiary(ies) or contingent Beneficiary(ies). We will pay the proceeds in equal shares to the survivors in the appropriate Beneficiary class, unless you request otherwise.

Unless an optional payment plan is chosen, we will pay the Death Proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insureds, we will pay the proceeds to the contingent
Beneficiary(ies). If there is no surviving Beneficiary(ies) we will pay the proceeds to you or your estate.

CHANGING THE BENEFICIARY

If you reserve the right, you may change the Beneficiary during the Insureds' lives. To make this change, please write our Home Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request.

CANCELING A POLICY

You may cancel a Policy during the "free-look period" by returning it to us at our Home Office or to the registered representative who sold it. The free-look period expires 10 days after you receive the Policy. The free-look period is longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within 7 calendar days after we receive the returned Policy, we will refund the amount required by state law.

Depending on the state, the amount of the refund may equal the total of all premiums paid for the Policy or an amount equal to the sum of:

  . the total amount of monthly deductions made against Account Value and any charges deducted from premiums paid (excluding portfolio fees and charges and mortality and expense risk charges); plus

  . Account Value on the Valuation Day we receive the returned Policy.

Premiums


GENERAL

The premium amounts sufficient to fund a Policy depend on a number of factors, such as the Age, gender (where applicable), and rating class of the proposed Insureds, the desired Specified Amount, any supplemental benefits, and investment performance of the Subaccounts. We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to the Policy on the Valuation Day we receive it at our Home Office. After you pay the initial premium, you may make unscheduled premium payments in any amount and at any time subject to certain restrictions.


The total premiums you pay may not exceed guideline premium limitations for life insurance set forth in the Code and shown in your Policy. We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium along with any interest it accrued. For your convenience, we will monitor Policies and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a modified endowment contract under the Code. See the "Tax Considerations" provision of this prospectus.


We reserve the right to limit the number and amount of any unscheduled premium payment.

TAX-FREE EXCHANGES (1035 EXCHANGES)

We will accept money from another contract qualified for a tax free exchange under Section 1035 of the Code as part of your initial premium. If you contemplate such an exchange, you should consult a tax adviser to learn the potential tax effects of such a transaction. Replacing your existing coverage with this policy may not be to your advantage. See the "Tax Considerations" provision of this prospectus. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 75% of the total 1035 rollover premium. We may allow a higher percentage.


CERTAIN INTERNAL EXCHANGES

If you replace an existing fixed permanent joint life insurance policy issued by the Company on the same two lives with this Policy, we may waive some or all of the surrender charges on the fixed permanent joint life insurance policy, provided that:


  (1) the fixed permanent joint life insurance policy has a positive surrender value at the time of the exchange; and

  (2) the entire value in the fixed permanent joint life insurance policy is rolled over into the Policy.

If you qualify, the maximum amount of surrender charges we will waive on the fixed permanent joint life insurance policy equals the following, based on the initial Specified Amount of this Policy.

  (1) If the initial Specified Amount on this Policy is $500,000 or more, the maximum amount of surrender charge we will waive on the fixed permanent joint life insurance policy equals: Surrender Charge (new) + .035 multiplied by the Account Value, where Surrender Charge (new) is the initial (first Policy Month) surrender charge of this Policy and Account Value is the account value of the fixed permanent joint life insurance policy at the time of the exchange.


  (2) If the initial Specified Amount on this Policy is at least $250,000 but less than $500,000, the maximum amount of surrender charge we will waive on the fixed permanent joint life insurance policy equals: Surrender Charge (new) + .065 multiplied by the Account Value, where Surrender Charge (new) is the initial (first Policy Month) surrender charge of this Policy and Account Value is the account value of the fixed permanent joint life insurance policy at the time of the exchange.


PERIODIC PREMIUM PLAN

When you apply for a Policy, you may select a periodic premium payment plan. Under this plan, you may choose to receive a premium notice either annually, semi-annually, or quarterly. You can also arrange for annual, semi-annual, quarterly or monthly premium payments paid via automatic deduction from your bank account or any other similar account we accept. You are not required to pay premiums in accordance with this premium plan; you can pay more or less than planned or skip a planned premium payment entirely. Subject to our administrative servicing guidelines, you can change the amount of planned premiums or switch between frequencies, whenever you want by providing satisfactory instructions to our Home Office. This change will be effective upon our receipt of the instructions. Depending on the Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, a change in your periodic premium payments may be advisable. See the "Changing the Specified Amount" provision of this prospectus.


MINIMUM PREMIUM PAYMENT

Generally, the minimum modal premium we will accept is $25 (please keep in mind that you may have to pay a higher amount to keep the Policy in force). Even if you pay the minimum premium amount, your Policy may lapse. See the "Premium to Prevent Termination" provision of this prospectus. For purposes of the minimum premium payment requirements, we deem any payment to be a planned periodic premium if we receive it within 30 days (before or after) of the scheduled date for a planned periodic premium payment and the percentage difference between the planned amount and the actual payment amount is not more than 10%. We will deem all other premium payments to be unscheduled premium payments. Unless you direct us otherwise, we apply unscheduled premium payments first to repay any Policy Debt.

ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your Net Premium we allocate to each Subaccount. You may only direct your Net Premiums and assets to 10 Subaccounts at any given time. You can change the allocation percentages at any time by writing or calling our Home Office. The change will apply to all premiums we receive with or after we receive your instructions. Net Premium allocations must be in percentages totaling 100%, and each allocation percentage must be a whole number.


Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. We will then allocate your Net Premium to the Subaccounts you designated in your application.

How Your Account Value Varies

ACCOUNT VALUE

The Account Value is the entire amount we hold under your Policy for you. The Account Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount and the amount held in the General Account to secure Policy Debt. See the "Loan Benefits" provision of this prospectus. We determine Account Value first on your Policy Date (or on the date we receive your initial premium, if later) and after that on each Valuation Day. Your Account Value will vary to reflect the performance of the Subaccounts to which you have allocated amounts and also will vary to reflect Policy Debt, charges for the monthly deduction, mortality and expense risk charges, transfers, partial surrenders, Policy loan interest, and Policy loan repayments. Your Account Value may be more or less than the premiums you paid and you bear the investment risk for amounts allocated to the Subaccounts.


SURRENDER VALUE

The Surrender Value on a Valuation Day is the Account Value reduced by both any surrender charge that we would deduct if you surrendered the Policy that day and any Policy Debt.

SUBACCOUNTS VALUES

On any Valuation Day, the assets of a Subaccount equal the number of Subaccount units we credit to the Policy multiplied by the Unit Value for that day. When you make allocations to a Subaccount, either by Net Premium allocation, transfer of assets, transfer of loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Subaccount. We determine the number of units by dividing the amount allocated, transferred or repaid to the Subaccount by the Subaccount's Unit Value for the Valuation Day when we effect the allocation, transfer or repayment.


The number of units we credit to a Policy will decrease whenever we take the allocated portion of the monthly deduction, you take a Policy loan or a partial surrender from the Investment Subdivision, you transfer an amount from the Subaccount, you take a partial surrender from the Subaccount, or you surrender the Policy.


UNIT VALUES

We arbitrarily set the Unit Value for each Subaccount at $10 when we established the Subaccount. After that, a Subaccount's Unit Value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Valuation Day to the next. We determine Unit Value, after a Subaccount's operations begin, by multiplying the net investment factor for that Valuation Period by the Unit Value for the immediately preceding Valuation Period.

NET INVESTMENT FACTOR

The net investment factor for a Valuation Period is (a) divided by (b), minus
(c), where:

  (a) is the result of:

    (1) the value of the assets at the end of the preceding Valuation Period;
        plus


    (2) the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus


    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus


    (4) any amount charged against the Separate Account for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and


  (b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period; and


  (c) is a charge no greater than .0019246% for each day in the Valuation Period. This corresponds to .70% per year.

Transfers

GENERAL

You may transfer assets among the Subaccounts at any time. Transfer requests may be made in writing or in any other form acceptable to us. A transfer will take effect as of the end of the Valuation Period during which we receive your request at our Home Office. We may place limitations on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts.


We may defer transfers under the same conditions that we may delay paying proceeds. See the "Requesting Payments" provision of this prospectus. Currently, there is no limit on the number of transfers among the Subaccounts, but we reserve the right to limit the number of transfers to 12 each calendar year. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason. There is a charge after the first transfer made in a calendar month. See the "Transfer Charge" provision of this prospectus.


We reserve the right to limit, upon written notice, the number of transfers each calendar year to 12. Also, we reserve the right to refuse to execute any transfer:


  (1) if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests; or


  (2) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or


  (3) if necessary for the Policy to be treated as a life insurance policy under the Code; or


  (4) if the transfer would adversely affect accumulation unit values. This may occur if the transfer would affect one percent or more of the relevant portolio's total assets.


We also may not honor transfers made by third parties. (See the "Transfers by Third Parties" provision of this prospectus.)


When thinking about a transfer of assets, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.


DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in GE Investments Funds Inc., -- Money Market Fund (the "Money Market Subaccount") to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by completing a dollar-cost averaging agreement or calling our Home Office. To use the dollar-cost averaging program, you must transfer at least $100 from the Money Market Subaccount to any other Subaccount. If any transfer would leave less than $100 in the Money Market Subaccount, we will transfer the entire amount. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Subaccount from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The dollar-cost averaging program will start 30 days after we receive your premium payment and instructions, unless you specify an earlier date.


There is no additional charge for dollar-cost averaging, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the dollar-cost averaging program at any time and for any reason.

PORTFOLIO REBALANCING

Once you allocate your money among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your assets to return to the percentages specified in your allocation instructions. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Subaccounts from portfolio rebalancing. Portfolio rebalancing does not assure a profit or protect against a loss.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the portfolios underlying the Policies, and the managements of those portfolios share this position.


Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple Owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent you from making your own transfer requests.

Death Benefits


As long as the Policy remains in force, we will process a claim for Death Proceeds upon receipt at our Home Office of:

  (1)the Policy;


  (2)satisfactory proof that both Insureds died while the Policy was in effect; and


  (3)proof of interest of the claimant.


See the "Requesting Payments" provision of this prospectus. We will pay the Death Proceeds to the named Beneficiary(ies). No Death Proceeds are available at the death of the first Insured to die.


AMOUNT OF DEATH PROCEEDS

The amount of Death Proceeds will depend on:

  . the Death Benefit determined under the Death Benefit Option in effect on the date of death of the Last Insured;

  . the use of the Account Value;

  . any partial surrenders;

  . any Policy Debt;

  . any additional insurance provided by rider;

  . any increase or decrease in existing coverage;

  . either Insured's suicide during the first two Policy Years (subject to state exceptions) or during the first two Policy Years (subject to state exceptions) following an increase in existing coverage; and

  . a misstatement of either Insured's Age or gender.

FOUR YEAR TERM RIDER

The Four Year Term Rider, if selected, offers protection to your estate from the IRS's "contemplation of death" rules. To avoid inclusion of Policy Death Proceeds in the Insured's taxable estate, the Insureds cannot possess any incidents of ownership in the Policy (i.e., the Policy must be owned by a trust or other third party.) However, certain situations may call for the Insureds to initially own the Policy when estate planning documents are drawn. After ownership of the Policy has been relinquished, the Insureds must live 3 years for the Death Proceeds to avoid estate tax inclusion. The Four Year Term Rider provides an extra amount of insurance for the first four Policy Years to cover the additional estate tax triggered if the second death occurs within the first 3 years. We will pay the amount payable under the rider at the death of the Last Insured. You may only elect the Four Year Term Rider at the time we issue the Policy. There is an extra charge for this rider that will be included in your monthly deduction. See the "Tax Considerations" provision of this prospectus. Please see your Policy for additional information.

Additional rules and limits apply to these supplemental benefits. Please ask your authorized Company agent for further information or contact our Home Office.


DEATH BENEFIT OPTIONS

There are two Death Benefit Options available under the Policy. Under Option A, the Death Benefit equals the greater of:

  . the Specified Amount plus the Account Value; or

  . the applicable corridor percentage of the Account Value as determined using the table of percentages shown below.

Under Option B, the Death Benefit equals the greater of:

  . the Specified Amount; or

  . the applicable corridor percentage of the Account Value as determined using the table of percentages shown below.

Under both options, we determine the Specified Amount and Account Value on the Valuation Day of death of the Last Insured. The corridor percentage is 250% until the younger Insured attains Age 40 and declines after that as the younger Insured's Attained Age increases. If the younger Insured was the first to die, the corridor percentage will depend on the Attained Age that he or she would have been if still living. If the table of percentages currently in effect becomes inconsistent with any federal income tax laws and/or regulations, we reserve the right to change the table.


                     Table of Percentages of Account Value


  Younger                  Younger                 Younger
 Insured's     Corridor   Insured's    Corridor   Insured's    Corridor
Attained Age  Percentage Attained Age Percentage Attained Age Percentage
------------  ---------- ------------ ---------- ------------ ----------
    0-40         250%         54         157%         68         117%
     41          243%         55         150%         69         116%
     42          236%         56         146%         70         115%
     43          229%         57         142%         71         113%
     44          222%         58         138%         72         111%
     45          215%         59         134%         73         109%
     46          209%         60         130%         74         107%
     47          203%         61         128%       75-90        105%
     48          197%         62         126%         91         104%
     49          191%         63         124%         92         103%
     50          185%         64         122%         93         102%
     51          178%         65         120%    94 or older     101%
     52          171%         66         119%
     53          164%         67         118%
------------------------------------------------------------------------


Corridor percentages may vary by state.

Under Death Benefit Option A, the death benefit will vary directly with the investment performance of the Account Value. Under Death Benefit Option B, the death benefit ordinarily will not change until the applicable percentage amount of the Account Value exceeds the Specified Amount or you change the Specified Amount.

CHANGING THE DEATH BENEFIT OPTION

You select the death benefit option when you apply for the Policy. However, you may change the Option on your Policy at any time by writing to our Home Office. The effective date of the change will be the Monthly Anniversary Date after we receive the request for the change. We will send you revised Policy data pages reflecting the new Death Benefit Option and the effective date of the change. If you request a change from Death Benefit Option A to Death Benefit Option B, we will increase the Specified Amount by the Account Value on the effective date of the increase. If you request a change from Death Benefit Option B to Death Benefit Option A, we will decrease the Specified Amount after the change by the Account Value on the effective date of the change. A change in the death benefit option will affect the cost of insurance charges.


CHANGING THE SPECIFIED AMOUNT

After a Policy has been in effect for one year, you may increase or decrease the Specified Amount. To make a change, you must send a written request and the Policy to our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance. See the "Monthly Deduction" and the "Cost of Insurance" provisions of this prospectus. Depending on the Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, it may be advisable to change your periodic payments upon an increase in the Specified Amount.


Any change in the Specified Amount will affect the maximum premium limitation. If a decrease in the Specified Amount causes the premiums to exceed new lower limitations required by Federal tax law, we will withdraw the excess from Account Value and refund it to you so that the Policy will continue to meet these requirements. We will withdraw the Account Value that we refund from each Subaccount in the same proportion that the assets in that Subaccount bears to the total assets in all Subaccounts under the Policy at the time of the withdrawal (i.e., on a pro-rata basis).


Any decrease in the Specified Amount will become effective on the Monthly Anniversary Date after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the Continuation Period, we will not allow a decrease unless the Account Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it. A decrease may cause us to assess a surrender charge.

While both Insureds are living, you may apply for an increase in Specified Amount by completing a supplemental application. You will have to submit evidence satisfactory to us that each Insured is insurable at the same or better rating class used when the Policy was issued. An increase in Specified Amount (other than as a result of a change from Death Benefit Option A to Death Benefit Option B) will subject you to additional surrender charges. See the "Surrender Charge" provision of this prospectus. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy's Surrender Value is too low to cover the monthly deduction for the Policy Month following the increase.


If there is an increase in the Specified Amount, you will incur a monthly expense charge of up to $.20 per $1,000 of increase. We currently vary this charge based on the issue Age of each Insured, and we currently deduct this charge only during the first ten Policy Years following the increase. This charge will be included in the monthly deduction. See the "Monthly Deduction" and the "Surrender Charge" provisions of this prospectus.


An increase in the Specified Amount will increase the Continuation Amounts.

A change in your Specified Amount may have Federal tax consequences. See the "Tax Considerations" provision of this prospectus.

Surrenders and Partial Surrenders

SURRENDERS

You may cancel and surrender your Policy at any time before the death of the Last Insured. The Policy will terminate on the Valuation Day we receive your request at our Home Office, and you will not be able to reinstate it.

We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first 16 Policy Years following an increase in Specified Amount or to the younger Insured's attained age 100 if earlier. See the "Surrender Charge" provision of this prospectus. A surrender may have adverse tax consequences. See the "Tax Considerations" provision of this prospectus.


PARTIAL SURRENDERS

You may make partial surrenders under your Policy if you elected Death Benefit Option A. If you elected Death Benefit Option B, you only may make partial surrenders after the first Policy Year. The minimum partial surrender amount is $500. The maximum partial surrender amount is the lesser of: a) the Surrender Value less $500; and b) the available loan amount (which is equal to 90% of the difference between Account Value and any surrender charges, minus any Policy
Debt).

We will assess a processing fee for each partial surrender. See Partial Surrender Processing Fee. The amount of the partial surrender will equal the amount you requested to surrender plus the processing fee.

When you request a partial surrender, you can direct how we deduct the surrender from your Account Value. If you provide no directions, we will deduct the partial surrender proportionately from the Subaccounts in which you are invested.


EFFECT OF PARTIAL SURRENDERS

A partial surrender will reduce both the Account Value and the Death Proceeds by the amount of the partial surrender.

Loans


GENERAL

You may borrow up to the following amount:

  . 90% of the difference between your Account Value at the end of the Valuation Period during which we received your loan request and any surrender charges on the date of the loan;

  . less any outstanding Policy Debt.

You may request Policy loans by writing our Home Office.

When we make a loan, we transfer an amount equal to the loan proceeds from your assets in the Separate Account to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make it on a pro-rata basis from each Subaccount in which you have invested. We will credit interest at an annual rate of at least 4% to the collateral, and we may credit interest at a higher rate on that portion of the collateral that includes Preferred Policy Debt (see below).


PREFERRED POLICY DEBT

We will designate a portion of Policy loans taken or existing on or after the Preferred Loan Availability Date (as shown on the Policy data pages) as Preferred Policy Debt. In Policy Years 11 and later, Preferred Policy Debt will be at least as large as the Account Value (less any surrender charge that applies) minus the total premiums paid.

We re-determine the amount of preferred policy debt each Policy Month. We reserve the right to change this practice in our sole discretion.

We currently credit interest at an annual rate of 6% to that portion of Account Value transferred to the General Account which equals preferred Policy Debt. We reserve the right to change, at our sole discretion, the interest rate we credit to the amount of Account Value we transferred to the General Account. We guarantee that borrowed Account Value corresponding to preferred Policy Debt will earn at least a minimum annual interest rate of 4%.

INTEREST RATE CHARGED

We will charge interest daily on any outstanding Policy loan at an effective annual rate of 6%. Interest is due and payable at the end of each Policy Year while a Policy loan is outstanding. If, on any Policy Anniversary, you have not paid interest accrued since the last Policy Anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Subaccount on a pro-rata basis.

REPAYMENT OF POLICY DEBT

You may repay all or part of your Policy Debt at any time while either Insured is living and the Policy is in force. When you repay a loan, we transfer an amount equal to the repayment from our General Account to the Separate Account and allocate it as you direct when you repay the loan. We will treat any payments by you other than planned periodic premiums first as the repayment of any outstanding Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an unscheduled premium payment. We will first apply any repayment to reduce the portion of Policy Debt that is not preferred Policy Debt.


You must send loan repayments to our Home Office. We will credit the repayments as of the Valuation Day we receive them. We do not treat a Policy loan repayment as a premium payment, and a loan repayment is not subject to the premium charge.

EFFECT OF POLICY LOANS

A Policy loan affects the Policy, because we reduce the Death Proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the Death Proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. This amount is not affected by the Separate Account's investment performance. Amounts transferred from the Separate Account as collateral will affect the Account Value because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Separate Account.


There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding. See the "Tax Considerations" provision of this prospectus.


We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Account Value less applicable surrender charges, or if during the Continuation Period, the sum of your loans plus any interest you owe on the loans is more than the Account Value less any applicable surrender charges, and the Net Total Premium is less than the Continuation Amount. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

Termination

PREMIUM TO PREVENT TERMINATION

Generally, if on a Monthly Anniversary Date, the Surrender Value of your Policy is too low to cover the monthly deduction, your Policy will be in default and a grace period will begin. In that case, we will mail you notice of the additional premium necessary to prevent your Policy from terminating. You will have a 61-day grace period from the date we mail the notice to make the required premium payment.


However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is insufficient to cover the monthly deduction, so long as the Net Total Premium is at least equal to the Continuation Amount. At the end of the Continuation Period, you may, however, have to make an additional premium payment to keep the Policy in force.


YOUR POLICY WILL REMAIN IN EFFECT DURING GRACE PERIOD

If the death of the Last Insured occurs during the grace period before you pay the required premium, the Death Proceeds will still be payable to the Beneficiary, although we will reduce the amount of the Death Proceeds by the amount of premium that would have been required to keep the Policy in force. If you have not paid the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your policy under certain circumstances.

REINSTATEMENT

If you have not surrendered your Policy, you may reinstate your Policy within three years after termination, subject to compliance with certain conditions, including the payment of necessary premium. You must also submit evidence of insurability satisfactory to us that each Insured is insurable at the same rating class used at Policy issue to determine the guaranteed maximum cost of insurance rate scale. See your Policy for further information.


Any termination and subsequent reinstatement of the Policy will reduce the Continuation Amounts.

Payments and Telephone Transactions

REQUESTING PAYMENTS

You may send your written requests for payment to our Home Office or give them to one of our authorized agents. We will ordinarily pay any Death Proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within 7 days after receipt at our Home Office of all the documents required for such a payment. Other than the Death Proceeds, which we determine as of the Valuation Day of the Insured's death under a single life Policy or the Last Insured's death under a joint and last survivor Policy, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay your Death Proceeds in a lump sum or under an Optional Payment Plan. See the "Optional Payment Plans" provision of this prospectus.


In most cases, when we pay the Death Proceeds payments in a lump sum, we will pay these proceeds either:


  (1) to your designated beneficiary(ies) directly in the form of a check; or


  (2) by establishing an interest bearing account called the "GE Secure Access Account" for the designated beneficiary(ies) in the amount of the Death Proceeds payable.


When establishing the GE Secure Access Account we will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Proceeds payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the Beneficiary(ies) with regard to the form of Death Proceeds, we will automatically establish the GE Secure Access Account.


Any Death Proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. We will pay interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may pay is 2.5%. We will not pay interest beyond one year or any longer time set by law. We will reduce Death Proceeds by any outstanding Policy Debt and any due and unpaid charges and will increase Death Proceeds by any benefits added by rider.


We may delay making a payment or processing a transfer request if:


  . the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

  .  the SEC by order permits postponement of payment to protect our Policy
     Owners.


We also may defer making payments attributable to a check or draft that has not cleared the bank on which it is drawn.


State law requires that we reserve the right to defer payments from General Account for a withdrawal, surrender or payment of the Death Proceeds for up to six months from the date we receive your request for payment.


TELEPHONE TRANSACTIONS

You may make certain requests under your Policy by calling us provided we received your prior written authorization at our Home Office. Such requests include requests for transfers and changes in premium allocations, dollar-cost averaging, and portfolio rebalancing.

By completing the telephone authorization form, you agree that we will not be liable for any loss, liability, cost or expense when we follow the telephone instructions we receive. If we later determine that you did not make a telephone request, or the request was made without your authorization, you will bear any loss that resulted from such unauthorized transaction. We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:


  . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone instructions;


  . confirming the telephone transaction in writing to you or a third party you authorized; and/or


  .  tape recording telephone instructions.


If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone transactions.


To request a telephone transaction, please call us at 1-800-352-9910.

Tax Considerations

FEDERAL TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.


This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Tax Status of the Policy

Federal income tax law generally grants favorable treatment to life insurance: the proceeds paid on the death of the Last Insured are excluded from the gross income of the Beneficiary, and the Owner is not taxed on increases in the Account Value unless amounts are distributed while an Insured is alive. For this treatment to apply to your Policy, the premiums paid for your Policy must not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit. Also, due to the coverage of more than one Insured under the Policy, there is some uncertainty about how this limit should be calculated. As a result, we may need to return a portion of your premiums (with earnings) and impose higher cost of insurance charges in the future.

We will monitor the premiums paid for your Policy to keep them within the tax law's limit. However, for your Policy to receive favorable tax treatment as life insurance, two other requirements must be met:

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and


  . your right to choose particular investments for a Policy must be limited.

Investments in the Separate Account must be diversified. The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of the portfolios in which the Separate Account invests, are "adequately diversified." If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.


Although we do not control the investments of all of the portfolios (the Company only indirectly controls those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."


Restrictions on the extent to which you can direct the investment of Account Values. Federal income tax law limits your right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate assets among the portfolios may exceed those limits. If so, you would be treated as the owner of a portion of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.


The Company does not know what limits may be set forth in any guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. The Company therefore reserves the right to modify the Policy without your consent to attempt to prevent the tax law from considering you to own a portion of the assets of the Separate Account.


No guarantees regarding tax treatment. The Company makes no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.


Tax Treatment of Policies -- General

Death Proceeds and Account Value increases. A Policy's treatment as life insurance for Federal income tax purposes generally has the following results:

  . Death Proceeds are excludable from the gross income of the Beneficiary.

  . You are not taxed on increases in the Account Value unless amounts are distributed from the Policy while the Insureds are alive.

  . The taxation of amounts distributed while the Insureds are alive depends upon whether your Policy is a "modified endowment contract." The term "modified endowment contract" is defined below.


Partial and full surrenders and maturity proceeds. A partial surrender occurs when you receive less than the total amount of the Policy's Surrender Value; receipt of the entire Surrender Value is a full surrender. If your Policy is not a modified endowment contract, you will generally pay tax on the amount of a partial or full surrender only to the extent it exceeds your "investment in the contract." In a few states, a maturity value will be paid. Maturity proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the investment in the contract. You will be taxed on these amounts at ordinary income tax rates, not at lower capital gains tax rates. Your "investment in the contract" generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.

Special rule for certain cash distributions in the first 15 Policy years. During the first 15 Policy years after your Policy is issued, if we distribute cash to you and reduce the Death Benefit (e.g., by decreasing the Policy's Specified Amount), you may be required to pay tax on all or part of the cash payment, even if it is less than your investment in the contract. This also may occur if we distribute cash to you up to 2 years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your investment in the contract.


Considerations where an Insured lives past age 100. If an Insured survives beyond the end of the mortality table used to measure charges under the Policy, which ends at age 100, the IRS may seek to deny the tax-free treatment of the Death Proceeds and instead to tax you on the amount by which your Account Value exceeds your investment in the contract. Because we believe the Policy continues to meet the Federal tax definition of life insurance beyond age 100, we have no current plans to withhold or report taxes in this situation.


Loans. If your Policy is not a modified endowment contract, a loan received under a Policy (i.e., Policy Debt) normally will be treated as your indebtedness. Hence, so long as the Policy remains in force, you will generally not be taxed on any part of a Policy loan. However, it is possible that you could have additional income for tax purposes for periods when the interest crediting rate on collateral is the same as the loan interest rate. If your Policy terminates (by a full surrender or by a lapse) while an Insured is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received in cash exceeds your investment in the contract.


Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax advisor should be consulted before taking any Policy loan.

Loss of interest deduction where policies are held by or for the benefit of corporations, trusts, etc. If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of only one individual who is:


  . a 20% owner of the entity, or

  . an officer, director, or employee of the trade or business, at the time first covered by the Policy.

This rule also does not apply to a Policy owned by an entity engaged in a trade or business which covers the joint lives of an Owner who is a 20% owner of the entity and the owner's spouse at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be Beneficiaries under a Policy, should consult a tax adviser.


Optional payment plans. If Death Proceeds under the Policy are paid under one of the optional payment plans, the Beneficiary will be taxed on a portion of each payment (at ordinary income tax rates). The Company will notify the Beneficiary annually of the taxable amount of each payment. However, if the Death Proceeds are held by the Company under Optional Payment Plan 4 (interest income), the Beneficiary will be taxed on the interest income as it is credited.


Changes and exchanges. The right to change Owners (see "Change of Owner") and changes reducing future amounts of Death Proceeds may have tax consequences depending upon the circumstances of each change. The exchange of one life insurance contract for another life insurance contract generally is not taxed (unless cash is distributed or a loan is reduced or forgiven). However, in the case of the Policy, the other life insurance contract involved in the exchange must also cover the same two Insureds. The exercise of a Policy Split Option Rider may result in the taxation of the Policy as if there were a full surrender.


Special Rules for Modified Endowment Contracts

Definition of a "Modified Endowment Contract." Special rules apply to a Policy classified as a modified endowment contract. A Policy will be classified as a modified endowment contract if either of the following is true:


  . If premiums are paid more rapidly than allowed by a "7-pay test" under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid modified endowment contract treatment under the 7-pay test.


  . If the Policy is received in exchange for another policy that is a modified endowment contract.


Due to the coverage of more than one Insured under the Policy, there are special considerations in applying the 7-pay test. For example, a reduction in the Death Benefit at any time, such as may occur upon a partial surrender, may cause the Policy to be a modified endowment contract, resulting in the tax treatment described below applying. Also and more generally, the manner of applying the 7-pay test is somewhat uncertain in the case of contracts covering more than one Insured.


Tax treatment of Modified Endowment Contracts. If a Policy is classified as a modified endowment contracts , the following special rules apply:

  . A partial surrender will be taxable to you to the extent that the Account
    Value exceeds your investment in the contract.

  . A loan from the Policy (together with any unpaid interest included in Policy Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender.

  . A penalty tax of 10% will be imposed on the amount of any full or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:

   (1)  after you attain age 59 1/2;


   (2)  because you have become disabled, within the meaning of the tax law;
        or


   (3) in substantially equal periodic payments (not less frequently than annually) made over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

Special rules if you own more than one Modified Endowment Contract. All modified endowment contracts that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.


Interpretative Issues. The tax law's rules relating to modified endowment contracts are complex and open to considerable variation in interpretation. You should consult your tax adviser before making any decisions regarding changes in coverage under or distributions from your Policy.


Income Tax Withholding

We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, the recipient may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

Tax Status of the Company

Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in the Separate Account. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by the Separate Account, we may impose a charge for those taxes.


We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to the Separate Account.


Changes in the Law and Other Considerations

This discussion is based on our understanding of the Federal income tax law existing on the date of this prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a tax adviser.

Other Policy Information

OPTIONAL PAYMENT PLANS

The Policy currently offers the following five optional payment plans as alternatives to the payment of Death Proceeds or Surrender Value in a lump sum (see the "Requesting Payments" provision of this prospectus):


 Plan 1 -- Income For A Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been paid out early. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

 Plan 2 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the minimum period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

 Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

 Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

 Plan 5 -- Joint Life and Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

You may select an optional payment plan during either Insured's life in your application or by writing our Home Office. We will transfer any amount left with us for payment under an optional payment plan to our General Account. Payments under an optional payment plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. See the "Tax Treatment of Policies" provision of this prospectus. Amounts allocated to an optional payment plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an optional payment plan. For further information, please review your Policy or contact one of our authorized agents.


DIVIDENDS

The Policy is non-participating. We will not pay dividends on the Policy.

INCONTESTABILITY

The Policy limits our right to contest the Policy as issued, as increased, or as reinstated, except for material misstatements contained in the application, a supplemental application, or a reinstatement application, after it has been in force during the lifetimes of both Insureds for a minimum period, generally for 2 years from the Policy Date, effective date of the increase, or the date of reinstatement. We can only contest the Policy, an increase in Specified Amount, and/or a reinstatement of the Policy if a copy of the application was attached to the Policy when issued or delivered, or was made a part of the Policy when a change in coverage or Policy reinstatement went into effect. This provision does not apply to riders that provide disability benefits (subject to state exception).


SUICIDE EXCLUSION

If either Insured commits suicide while sane or insane within 2 years of the Policy Date (subject to state exception), we will limit the amount of proceeds we pay under the Policy to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.


If the first Insured to die commits suicide while sane or insane more than 2 years after the Policy Date but within 2 years after the effective date of an increase in the Specified Amount (subject to state exception), we will reduce the Specified Amount to the amount in effect before the increase. We will refund any monthly deductions made with respect to the increase in a lump sum to the Owner.


If the Last Insured commits suicide while sane or insane more than 2 years after the Policy Date and within two years after an increase in the Specified Amount became effective (subject to state exception), we will reduce the Specified Amount to the amount in effect before the increase. The amount payable with respect to the increase will equal the monthly deductions that were made for that increase. The amount payable will be treated as Death Proceeds and paid to the Beneficiary under the same conditions as the initial Specified Amount.

MISSTATEMENT OF AGE OR GENDER

We will adjust the Death Benefit if you misstated either Insured's Age or gender in your application. Please see your Policy for details.

WRITTEN NOTICE

You should send any written notice to us at our Home Office. The notice should include the Policy number and each Insured's full name. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUST

If you name a trust as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his or her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.


OTHER CHANGES

At any time, we may make such changes in the Policy as are necessary:



  . to assure compliance at all times with the definition of life insurance prescribed by the Code;

  . to make the Policy, our operations, or the operation of the Separate
    Account conform with any law or regulation issued by any government agency to which they are subject; or


  . to reflect a change in the operation of the Separate Account, if allowed by the Policy.


Only the President or Vice President of the Company has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. The President or a Vice President of the Company must sign all endorsements, amendments, or riders to be valid.


REPORTS

We maintain records and accounts of all transactions involving the Policy, the Separate Account and Policy Debt. Within 30 days after each Policy Anniversary, we will send you a report showing information about your Policy. The report will show:

  . the Specified Amount;

  . the assets in each Subaccount;


  . the Surrender Value;

  . the Policy Debt; and

  . the premiums paid and charges made during the Policy Year.

We also will send you an annual and a semi-annual report for each portfolio underlying the Subaccount to which you have allocated Account Value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized checking account deduction), or if you take out a Policy loan, make transfers or make partial surrenders, you will receive a written confirmation of these transactions.


SUPPLEMENTAL BENEFITS

There are certain supplemental benefits available that we may add automatically or that you may elect to add to your Policy. These benefits may not be available in all states or markets. Examples of these benefits include:

  . a split dollar option which allows you to surrender this Policy in exchange for an individual policy(ies) on one of the Insured(s) or for separate individual policies on the life of each Insured. (We add this benefit automatically to your Policy. There is no charge for this benefit), see the "The Policy," "Split Option Rider" provision of this prospectus;


  . term insurance that helps protect your estate from the IRS's
    "contemplation of death" rule by providing an additional amount of insurance for the first 4 Policy Years (There is an additional charge for this benefit which we include in your monthly deduction. See the "Charges and Deductions," "Monthly Deductions" provision of this prospectus), see the "Death Benefits," "Four Year Term Rider" provision of this prospectus.

Additional rules and limits apply to these supplemental benefits. Please ask your authorized GE Life & Annuity agent for further information or contact our Home Office.

USING THE POLICY AS COLLATERAL

You can assign the Policy as collateral security. You must notify us in writing on a form satisfactory to us if you assign the Policy. Any payments we made before the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary.

REINSURANCE

We may reinsure a portion of the risks assumed under the Policies.

LEGAL PROCEEDINGS



We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.


On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. We intend to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.


Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Additional Information

SALE OF THE POLICIES

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("CBC") for the distribution and sale of the Policies. Pursuant to this agreement, CBC serves as principal underwriter for the Policies. CBC is located at 6630 W. Broad St., Richmond, Virginia 23230. CBC was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. CBC is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc.


CBC offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. Registered representatives with CBC are also licensed as insurance agents in the states in which they do business and are appointed with us.


CBC also enters into selling agreements with an affiliated broker-dealer (Terra Securities Corporation) and independent broker-dealers to sell the Policies. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.


We pay sales commissions and other marketing related expenses to CBC for promotion and sales of the Policies by its registered representatives as well as by selling firms. In the first Policy year, the selling firm will receive a commission of up to approximately 85% of the first year target premium (based on age, sex, Specified Amount, risk class and other factors) plus up to approximately 4.0% of premiums paid in excess of the first year target premium. In renewal years, the selling firm receives up to approximately 4.0% of each premium paid. This commission may be returned to us if the Policy is not continued through the first Policy Year. We may on occassion pay a higher commission for a short period of time as a special promotion. In the case of sales by CBC's registered representatives, a portion of the sales commission is passed through the Underwriter to its registered representative who sold the Policy. Because CBC is our affiliate, their registered representatives are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.


CBC also receives 12b-1 fees from certain portfolios of Janus Aspen Series.


In the case of sales by selling firms, CBC passes through the entire amount of the sales commission to the selling firm whose registered representative sold the

Policy. The selling firm may retain a portion of the commission before it pays the registered representative who sold the Policy.

We may also make payments for services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of Policy benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to the Account Value.

LEGAL MATTERS

Advice on certain legal matters relating to federal securities laws has been provided by Dwain A. Akins, Vice President, Associate General Counsel, and Assistant Secretary of the Company.


EXPERTS

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Life & Annuity Separate Account II as of December 31, 2001 and for each of the years or lesser periods in the three-year period ended December 31, 2001, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


The report of KPMG LLP dated January 15, 2002 with respect to the consolidated financial statements of the Company and subsidiary, contains explanatory paragraphs that state that the Company changed its method of accounting for derivatives in 2001 and insurance-related assessments in 1999.


ACTUARIAL MATTERS

Actuarial matters included in this prospectus have been examined by Paul Haley, an actuary of the Company, whose opinion we filed as an exhibit to the registration statement.


FINANCIAL STATEMENTS

You should distinguish the consolidated financial statements of the Company included in this prospectus from the financial statements of the Separate Account and subsidiary. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

EXECUTIVE OFFICERS AND DIRECTORS OF GE LIFE AND ANNUITY ASSURANCE COMPANY

We are managed by a board of directors. The following table sets forth the name, address and principal occupations during the past five years of each of our executive officers and directors.


                         Positions and Offices with the Company for Last Five
         Name                                   Years
-------------------------------------------------------------------------------
 Pamela S. Schutz     Director and President, GE Life and Annuity Life
                      Assurance Company since May 1998; Chief Executive
                      Officer, GE Life and Annuity Assurance Company since June
                      2000; President, The Harvest Life Insurance Company May
                      1997- November 1998; President, GE Capital Commercial
                      Real Estate (an affiliate) May 1994-November 1998.

 Thomas M. Stinson(1) Director and Senior Vice President, GE Life and Annuity
                      Assurance Company since April 2000; President, Personal
                      Financial Services of GE Life and Annuity Assurance
                      Company since 1998; General Manager of Home Depot Credit
                      Services Account, GE Card Services (an affiliate) 1993-
                      1998.

 Elliot A. Rosenthal  Director, GE Life and Annuity Assurance Company since
                      June 2000; Senior Vice President of GE Life and Annuity
                      Assurance Company since 1996.

 Leon E. Roday(2)     Director, GE Life and Annuity Assurance Company since
                      June 1999; Senior Vice President, GE Life and Annuity
                      Assurance Company since May 1998; Director, Senior Vice
                      President, General Counsel and Secretary, GE Financial
                      Assurance Holdings, Inc. (an affiliate) since 1996.

 Geoffrey S. Stiff    Director, GE Life and Annuity Assurance Company since May
                      1996; Senior Vice President, GE Life and Annuity
                      Assurance Company since March 1999; Vice President, GE
                      Life and Annuity Assurance Company May 1996-March 1999;
                      Director and Chief Executive Officer of General Electric
                      Capital Assurance Company (an affiliate) since 1996.

 Kelly L. Groh        Senior Vice President and Chief Financial Officer of GE
                      Life and Annuity Assurance Company since January, 2002;
                      Vice President and Controller of Wealth Management
                      Income, GE Life and Annuity Assurance Company since July
                      2000; Vice President, Controller and Sr. Financial
                      Analyst, Financial Service of GE Life and Annuity
                      Assurance Company since March 1996.

 Susan M. Mann        Vice President and Controller, GE Life and Annuity
                      Assurance Company since April 2001; Vice President and
                      Controller, AMF Bowling, Inc. July 1998-December 2000;
                      Chief Financial Officer, World Access, Inc. (provider of
                      travel insurance, assistance and financial market
                      enhancement related products and services) April 1991-
                      July 1998.

 Gary T. Prizzia(2)   Treasurer, GE Life and Annuity Assurance Company since
                      January 2000; Assistant Treasurer GE Financial Assurance
                      Holdings, Inc. (an affiliate) since January 2000;
                      Treasurer/Risk Manager, Budapest Bank, October 1996-
                      January 2000.

 Paul A. Haley        Senior Vice President and Chief Actuary, GE Life and
                      Annuity Assurance Company since January 2, 2002; Vice
                      President Product Development, GE Life and Annuity
                      Assurance Company from October 1999-December 2001; Vice
                      President and Chief Actuary, Colonial Life & Accident
                      Insurance Company, August 1997- July 1999.
-------------------------------------------------------------------------------

The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.

  (1) The principal business address is GE Financial, 1650 Los Gamos Drive, San Rafael, CA 94903.


  (2) The principal business address is GE Financial, 6620 W. Broad Street, Richmond, Virginia 23230.



Executive officers serve at the pleasure of the Board of Directors and directors are elected annually by GE Life and Annuity Assurance Company's shareholders.

DIRECTORS AND OFFICERS OF CAPITAL BROKERAGE CORPORATION


                           Positions and Offices with the Company for Last Five
           Name                                    Years
-------------------------------------------------------------------------------
 Christopher A. Cokinis(1) President and Chief Executive Officer, Capital
                           Brokerage Corporation since August 2000; Chief
                           Compliance Officer, May 2001-December 2001;
                           Assistant Vice President, American United Life
                           Insurance Co., Vice President AUL Equity Sales
                           Corp., September 1997-August 2000; Director of
                           Compliance, Lincoln National Life Insurance Co. May
                           1995-September 1997.

 Thomas W. Casey(3)        Mr. Casey is currently a Senior Vice President and a
                           member of the Board of Directors of GE Group Life
                           Assurance Company, Senior Vice President of GE Group
                           Administrators, Inc. Affiant holds a similar
                           position in various companies with the GE Financial
                           Assurance Holdings, Inc. ("GEFA") holding company
                           system; Mr. Casey also holds an officer position
                           with GE Capital Corporation, GEFA's parent company;
                           and with General Electric Company as a Senior Vice
                           President and Chief Financial Officer to GE
                           Financial Assurance, Richmond, Virginia since 1994.

 Victor C. Moses(2)        Senior Vice President of General Electric Capital
                           Assurance Company and Capital Brokerage Corporation
                           since September 1991.

 Geoffrey S. Stiff         President and Chief Executive Officer of General
                           Electric Capital Assurance Company; Senior Vice
                           President, Capital Brokerage Corporation since May
                           1993; Mr. Stiff holds a similar position in various
                           companies within GE Financial Assurance Holdings,
                           Inc. ("GEFA") since 1993.

 Ward E. Bobitz(3)         Vice President and Assistant Secretary, Capital
                           Brokerage Corporation, April 1999; Mr. Bobitz is
                           currently the Vice President and Assistant Secretary
                           of GE Life and Annuity Assurance Company. Mr. Bobitz
                           holds similar positions in other companies with the
                           GE Financial Assurance Holdings, Inc. since 1997.

 Joan H. Cleveland(4)      Vice President, Capital Brokerage Corporation since
                           March 2001; Vice President, GEFA Lynchburg since
                           July 2000.

 Brenda Daglish(5)         Vice President, Capital Brokerage Corporation since
                           February 2000; and Assistant
                           Treasurer, Capital Brokerage Corporation since
                           September 1994; Ms. Daglish is
                           currently a Vice President and Assistant Treasurer
                           of Phoenix Group Services, Inc.
                           Ms. Daglish holds a similar position in various
                           companies within GE Financial
                           Assurance Holdings, Inc. since 1994.

         Name                           Positions and Offices with Depositor for Last Five Years
----------------------------------------------------------------------------------------------------------------
William E. Daner         Vice President, Counsel and Secretary, Capital Brokerage Corporation since September
                         1999; Vice President and Counsel for The Life Insurance Company of Virginia October
                         1998-December 1998; Second Vice President and Counsel, 1997-1998.

Richard G. Fucci(5)      Vice President, Capital Brokerage Corporation since January 2001; Vice President and
                         Controller since July 1999. Affiant joined GE Financial Assurance group companies in
                         1998.

Gary T. Prizzia(3)       Treasurer, Signature Agency, Inc., Capital Brokerage Corporation since January 2000;
                         Mr. Prizzia holds a similar position in various companies within the GE Financial
                         Assurance Holdings, Inc.

Edward J. Wiles, Jr.(6)  Senior Vice President and Chief Compliance Officer, Capital Brokerage Corporation
                         since December 2001; Mr. Wiles holds similar positions in other companies within the
                         GE Financial Assurance Holdings, Inc. since 1989.

Kelly L. Groh            Chief Financial Officer and Controller, Capital Brokerage Corporation; Ms. Groh holds a similar position in various companies within the GE Financial Assurance Holdings, Inc.
                         since March 1996.
----------------------------------------------------------------------------------------------------------------


The principal business address of each person listed, unless otherwise indicated, is 6610 W. Broad Street, Richmond, Virginia 23230.


  (1) The principal business address is GE Financial, 6630 West Broad Street, Richmond, VA 23230.


  (2) The principal business address is GE Financial, 601 Union Street, Suite 1300, Seattle, WA 98101.


  (3) The principal business address is GE Financial, 6620 West Broad Street, Richmond, VA 23230.


  (4) The principal business address is GE Financial, 700 Main Street, Lynchburg, VA 24505.


  (5) The principal business address is GE Financial, 6604 West Broad Street, Richmond, VA 23230.


  (6) The principal business address is GE Financial, 201 Merrit 7, Norwalk, CT 06856.


OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Hypothetical Illustrations

To show you how the Policy works, we have included some hypothetical illustrations for a Policy issued to a male Insured, age 55, and a female Insured, age 55. These illustrations show how Account Values, Surrender Values, and death benefits under the two Death Benefit options available under a Policy vary over time assuming the following:

  . The initial and planned premium of each illustration are allocated completely to the Separate Account and remain there over the entire period;


  . The Insureds both qualify for the Preferred No Nicotine Use classification;

  . There are no partial surrenders and no supplemental benefits;

  . There is no Policy Debt; and

  . The portfolios earn gross (that is, before deductions for investment management fees and other operating expenses of the portfolios) annual rates of return of 0%, 6%, and 12%.

It is important to understand that the illustrations assume a level rate of return for all years. The values of your Policy would be different from those shown if the hypothetical returns averaged 0%, 6%, or 12% but fluctuated over and under those averages for the years shown.

The illustrations reflect an average annual expense ratio of .75% of the average daily net assets of the portfolios for investment management fees and other operating expenses. We calculated these fees based on an average of the expense ratios of each of the portfolios (in some cases, we estimated those fees) for the latest year of operations. The average daily charge for the portfolio expenses reflects voluntary expense agreements between certain of the portfolios and their investment managers. These expense agreements could terminate at any time. See the "Portfolio Annual Expenses" in this prospectus. If these agreements terminate, the values shown on the following pages would be less.


The illustrations reflect a premium charge, the .70% mortality and expense risk charge to the Separate Account, and the monthly deduction. The monthly deduction is taken from the policy Account Value each month. The monthly deduction illustrated consists of the cost of insurance charge, the policy charge of $5, and an expense charge of up to $0.20 per $1,000 of initial Specified Amount. Our current charges and the maximum charges we have a contractual right to charge are reflected in separate illustrations on the following pages. See the "Charges and Deductions" provision of this prospectus. After deduction of estimated portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return for the Subaccounts of -1.45%, 4.55% and 10.55%, respectively.

All of the illustrations reflect the fact that no charges for Federal or state income taxes are currently made against the Separate Account. To produce after tax returns of 0%, 6%, or 12% if we were to make such charges in the future, the Separate Account would have to earn a sufficient amount in excess of 0%, 6%, or 12% to cover any tax charges. The Surrender Values shown in the illustrations reflect the fact that we deduct a Surrender Charge for the first 16 Policy Years (and for 16 Policy Years after you increase the Specified Amount). See the "Charges and Deductions" provision of this prospectus.


Each illustration also has a column labeled "Premiums Accumulated at 5% Interest Per Year." This column shows the amount that would accumulate if the premium payments were invested to earn interest, after taxes, of 5% per year, compounded annually.

Upon request, we will furnish you a personalized illustration based upon the proposed Insureds' circumstances. Such illustrations will reflect the current cost of insurance charges and the guaranteed maximum cost of insurance charges, and may assume different hypothetical rates of return than those shown in the following illustrations.

The investment rates of return we have chosen to use in the illustrations are hypothetical only, and you should understand that they do not represent actual past or future rates of return. The actual rates of return under a Policy may be more or less than the hypothetical rates of return in the illustrations.

Flexible Premium Joint and Last Survivor Variable Life Insurance

Male Issue Age 55 Preferred No
 Nicotine Use                     Initial Specified Amount           $250,000
Female Issue Age 55 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option A            Premium (Payable Annually) (1)       $5,100


                     0% Assumed Hypothetical   6% Assumed Hypothetical  12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment   Gross Annual Investment
         Premiums      Return with Maximum       Return with Maximum       Return with Maximum
        Accumulated      Charges (2)(3)            Charges (2)(3)            Charges (2)(3)
End of     At 5%    ------------------------- ------------------------- -------------------------
Policy   Interest   Surrender Account  Death  Surrender Account  Death  Surrender Account  Death
 Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value    Value  Benefit
-------------------------------------------------------------------------------------------------
   1        5,355         0    3,957  253,957        0    4,217 254,217        0    4,477 254,477
   2       10,978     1,830    7,830  257,830    2,598    8,598 258,598    3,397    9,397 259,397
   3       16,882     5,612   11,612  261,612    7,142   13,142 263,142    8,800   14,800 264,800
   4       23,081     9,298   15,298  265,298   11,851   17,851 267,851   14,730   20,730 270,730
   5       29,590    12,882   18,882  268,882   16,724   22,724 272,724   21,232   27,232 277,232
   6       36,424    16,353   22,353  272,353   21,756   27,756 277,756   28,357   34,357 284,357
   7       43,600    20,302   25,702  275,702   27,542   32,942 282,942   36,757   42,157 292,157
   8       51,135    24,112   28,912  278,912   33,471   38,271 288,271   45,882   50,682 300,682
   9       59,047    27,762   31,962  281,962   39,526   43,726 293,726   55,787   59,987 309,987
  10       67,355    31,226   34,826  284,826   45,682   49,282 299,282   66,523   70,123 320,123
  15      115,553    44,709   45,309  295,309   76,914   77,514 327,514  134,714  135,314 385,314
  20      177,068    44,699   44,699  294,699  100,990  100,990 350,990  229,553  229,553 479,553
  25      255,579    19,321   19,321  269,321  101,973  101,973 351,973  352,882  352,882 602,882
  30      355,780         *        *        *   46,667   46,667 296,667  492,239  492,239 742,239
  35      483,665         *        *        *        *        *       *  602,125  602,125 852,125
-------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume that the planned premium of $5,100 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor Variable Life Insurance

Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount           $250,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option A                         Premium (Payable Annually) (1)       $5,100


                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums      Return with Current       Return with Current         Return with Current
        Accumulated      Charges (2)(3)            Charges (2)(3)              Charges (2)(3)
End of     At 5%    ------------------------- ------------------------- -----------------------------
Policy   Interest   Surrender Account  Death  Surrender Account  Death  Surrender  Account    Death
 Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
   1        5,355         0    4,428  254,428        0    4,705 254,705         0     4,983   254,983
   2       10,978     2,783    8,783  258,783    3,616    9,616 259,616     4,482    10,482   260,482
   3       16,882     7,065   13,065  263,065    8,740   14,740 264,740    10,551    16,551   266,551
   4       23,081    11,273   17,273  267,273   14,084   20,084 270,084    17,247    23,247   273,247
   5       29,590    15,405   21,405  271,405   19,656   25,656 275,656    24,633    30,633   280,633
   6       36,424    19,459   25,459  275,459   25,463   31,463 281,463    32,780    38,780   288,780
   7       43,600    24,033   29,433  279,433   32,111   37,511 287,511    42,363    47,763   297,763
   8       51,135    28,521   33,321  283,321   39,007   43,807 293,807    52,865    57,665   307,665
   9       59,047    32,920   37,120  287,120   46,154   50,354 300,354    64,376    68,576   318,576
  10       67,355    37,221   40,821  290,821   53,556   57,156 307,156    76,993    80,593   330,593
  15      115,553    57,667   58,267  308,267   95,245   95,845 345,845   161,761   162,361   412,361
  20      177,068    70,887   70,887  320,887  140,078  140,078 390,078   292,721   292,721   542,721
  25      255,579    74,097   74,097  324,097  185,597  185,597 435,597   496,886   496,886   746,886
  30      355,780    60,495   60,495  310,495  223,496  223,496 473,496   812,464   812,464 1,062,464
  35      483,665    18,328   18,328  268,328  236,927  236,927 486,927 1,295,118 1,295,118 1,545,118
-----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $5,100 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor Variable Life Insurance


Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount           $250,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option B                         Premium (Payable Annually) (1)       $3,800


                     0% Assumed Hypothetical   6% Assumed Hypothetical  12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment   Gross Annual Investment
         Premiums      Return with Maximum       Return with Maximum       Return with Maximum
        Accumulated      Charges (2)(3)            Charges (2)(3)            Charges (2)(3)
End of     At 5%    ------------------------- ------------------------- -------------------------
Policy   Interest   Surrender Account  Death  Surrender Account  Death  Surrender Account  Death
 Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value    Value  Benefit
-------------------------------------------------------------------------------------------------
   1        3,990         0    2,779  250,000       0    2,967  250,000        0    3,155 250,000
   2        8,180         0    5,490  250,000      41    6,041  250,000      615    6,615 250,000
   3       12,578     2,130    8,130  250,000   3,222    9,222  250,000    4,405   10,405 250,000
   4       17,197     4,694   10,694  250,000   6,508   12,508  250,000    8,556   14,556 250,000
   5       22,047     7,174   13,174  250,000   9,898   15,898  250,000   13,098   19,098 250,000
   6       27,140     9,564   15,564  250,000  13,387   19,387  250,000   18,064   24,064 250,000
   7       32,487    12,455   17,855  250,000  17,570   22,970  250,000   24,091   29,491 250,000
   8       38,101    15,232   20,032  250,000  21,837   26,637  250,000   30,614   35,414 250,000
   9       43,996    17,877   22,077  250,000  26,174   30,374  250,000   37,671   41,871 250,000
  10       50,186    20,370   23,970  250,000  30,562   34,162  250,000   45,302   48,902 250,000
  15       86,098    29,651   30,251  250,000  52,522   53,122  250,000   93,918   94,518 250,000
  20      131,933    27,072   27,072  250,000  68,539   68,539  250,000  165,349  165,349 250,000
  25      190,431         *        *        *  68,282   68,282  250,000  285,054  285,054 299,307
  30      265,091         *        *        *  18,806   18,806  250,000  481,791  481,791 505,880
  35      360,378         *        *        *       *        *        *  787,002  787,002 826,352
-------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume that the planned premium of $3,800 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetic gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor Variable Life Insurance


Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount           $250,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option B                         Premium (Payable Annually) (1)       $3,800


                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums      Return with Current       Return with Current         Return with Current
 End    Accumulated      Charges (2)(3)            Charges (2)(3)              Charges (2)(3)
  of       At 5%    ------------------------- ------------------------- -----------------------------
Policy   Interest   Surrender Account  Death  Surrender Account  Death  Surrender  Account    Death
 Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
   1        3,990         0    3,230  250,000        0    3,434 250,000         0     3,639   250,000
   2        8,180       405    6,405  250,000    1,017    7,017 250,000     1,653     7,653   250,000
   3       12,578     3,525    9,525  250,000    4,752   10,752 250,000     6,081    12,081   250,000
   4       17,197     6,588   12,588  250,000    8,646   14,646 250,000    10,964    16,964   250,000
   5       22,047     9,593   15,593  250,000   12,704   18,704 250,000    16,349    22,349   250,000
   6       27,140    12,538   18,538  250,000   16,930   22,930 250,000    22,285    28,285   250,000
   7       32,487    16,022   21,422  250,000   21,929   27,329 250,000    29,430    34,830   250,000
   8       38,101    19,441   24,241  250,000   27,106   31,906 250,000    37,243    42,043   250,000
   9       43,996    22,789   26,989  250,000   32,463   36,663 250,000    45,792    49,992   250,000
  10       50,186    26,062   29,662  250,000   38,004   41,604 250,000    55,150    58,750   250,000
  15       86,098    41,823   42,423  250,000   69,451   70,051 250,000   118,435   119,035   250,000
  20      131,933    51,502   51,502  250,000  103,276  103,276 250,000   217,972   217,972   250,000
  25      190,431    53,426   53,426  250,000  140,855  140,855 250,000   382,627   382,627   401,758
  30      265,091    41,690   41,690  250,000  184,017  184,017 250,000   651,773   651,773   684,362
  35      360,378       992      992  250,000  239,860  239,860 251,853 1,087,349 1,087,349 1,141,716
-----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $3,800 is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Account Value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, these charges are not guaranteed and could be raised at the discretion of GE Life & Annuity. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor Variable Life Insurance


Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount           $1,000,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option A                         Premium (Payable Annually) (1)        $19,400


                      0% Assumed Hypothetical     6% Assumed Hypothetical     12% Assumed Hypothetical
                      Gross Annual Investment     Gross Annual Investment      Gross Annual Investment
         Premiums       Return with Maximum         Return with Maximum          Return with Maximum
 End    Accumulated       Charges (2)(3)              Charges (2)(3)               Charges (2)(3)
  of       At 5%    --------------------------- --------------------------- -----------------------------
Policy   Interest   Surrender Account   Death   Surrender Account   Death   Surrender  Account    Death
 Year    Per Year     Value    Value   Benefit    Value    Value   Benefit    Value     Value    Benefit
---------------------------------------------------------------------------------------------------------
   1        20,370         0   15,675 1,015,675        0   16,699 1,016,699         0    17,726 1,017,726
   2        41,759     7,012   31,012 1,031,012   10,045   34,045 1,034,045    13,203    37,203 1,037,203
   3        64,216    21,990   45,990 1,045,990   28,038   52,038 1,052,038    34,591    58,591 1,058,591
   4        87,797    36,588   60,588 1,060,588   46,682   70,682 1,070,682    58,061    82,061 1,082,061
   5       112,557    50,776   74,776 1,074,776   65,970   89,970 1,089,970    83,797   107,797 1,107,797
   6       138,555    64,520   88,520 1,088,520   85,888  109,888 1,109,888   111,994   135,994 1,135,994
   7       165,853    80,173  101,773 1,101,773  108,812  130,412 1,130,412   145,255   166,855 1,166,855
   8       194,515    95,273  114,473 1,114,473  132,298  151,498 1,151,498   181,388   200,588 1,200,588
   9       224,611   109,734  126,534 1,126,534  156,274  173,074 1,173,074   220,597   237,397 1,237,397
  10       256,212   123,455  137,855 1,137,855  180,647  195,047 1,195,047   263,087   277,487 1,277,487
  15       439,555   176,739  179,139 1,179,139  304,132  306,532 1,306,532   532,765   535,165 1,535,165
  20       673,553   176,097  176,097 1,176,097  398,631  398,631 1,398,631   907,018   907,018 1,907,018
  25       972,201    74,022   74,022 1,074,022  400,305  400,305 1,400,305 1,391,901 1,391,901 2,391,901
  30     1,353,359         *        *         *  176,253  176,253 1,176,253 1,935,372 1,935,372 2,935,372
  35     1,839,825         *        *         *        *        *         * 2,351,776 2,351,776 3,351,776
---------------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume that the planned premium of $19,400 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetic gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. the gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. the death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. no representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor Variable Life Insurance


Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount           $1,000,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option A                         Premium (Payable Annually) (1)        $19,400


                      0% Assumed Hypothetical     6% Assumed Hypothetical     12% Assumed Hypothetical
                      Gross Annual Investment     Gross Annual Investment      Gross Annual Investment
         Premiums       Return with Current         Return with Current          Return with Current
 End    Accumulated       Charges (2)(3)              Charges (2)(3)               Charges (2)(3)
  of       At 5%    --------------------------- --------------------------- -----------------------------
Policy   Interest   Surrender Account   Death   Surrender Account   Death   Surrender  Account    Death
 Year    Per Year     Value    Value   Benefit    Value    Value   Benefit    Value     Value    Benefit
---------------------------------------------------------------------------------------------------------
   1        20,370         0   17,543 1,017,543        0   18,636 1,018,636         0    19,730 1,019,730
   2        41,759    10,797   34,797 1,034,797   14,086   38,086 1,038,086    17,507    41,507 1,041,507
   3        64,216    27,761   51,761 1,051,761   34,379   58,379 1,058,379    41,538    65,538 1,065,538
   4        87,797    44,430   68,430 1,068,430   55,544   79,544 1,079,544    68,051    92,051 1,092,051
   5       112,557    60,798   84,798 1,084,798   77,611  101,611 1,101,611    97,299   121,299 1,121,299
   6       138,555    76,857  100,857 1,100,857  100,608  124,608 1,124,608   129,556   153,556 1,153,556
   7       165,853    94,996  116,596 1,116,596  126,962  148,562 1,148,562   167,523   189,123 1,189,123
   8       194,515   112,798  131,998 1,131,998  154,293  173,493 1,173,493   209,127   228,327 1,228,327
   9       224,611   130,241  147,041 1,147,041  182,619  199,419 1,199,419   254,723   271,523 1,271,523
  10       256,212   147,297  161,697 1,161,697  211,949  226,349 1,226,349   304,696   319,096 1,319,096
  15       439,555   228,370  230,770 1,230,770  377,126  379,526 1,379,526   640,403   642,803 1,642,803
  20       673,553   280,591  280,591 1,280,591  554,487  554,487 1,554,487 1,158,679 1,158,679 2,158,679
  25       972,201   292,815  292,815 1,292,815  734,102  734,102 1,734,102 1,966,153 1,966,153 2,966,153
  30     1,353,359   237,837  237,837 1,237,837  882,614  882,614 1,882,614 3,213,285 3,213,285 4,213,285
  35     1,839,825    68,633   68,633 1,068,633  932,482  932,482 1,932,482 5,118,805 5,118,805 6,118,805
---------------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $19,400 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. the gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor Variable Life Insurance

Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount           $1,000,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option B                         Premium (Payable Annually) (1)        $14,600


                      0% Assumed Hypothetical     6% Assumed Hypothetical     12% Assumed Hypothetical
                      Gross Annual Investment     Gross Annual Investment      Gross Annual Investment
         Premiums       Return with Maximum         Return with Maximum          Return with Maximum
        Accumulated       Charges (2)(3)              Charges (2)(3)               Charges (2)(3)
End of     At 5%    --------------------------- --------------------------- -----------------------------
Policy   Interest   Surrender Account   Death   Surrender Account   Death   Surrender  Account    Death
 Year    Per Year     Value    Value   Benefit    Value    Value   Benefit    Value     Value    Benefit
---------------------------------------------------------------------------------------------------------
   1        15,330         0   11,181 1,000,000        0   11,933 1,000,000         0    12,685 1,000,000
   2        31,427         0   22,093 1,000,000      297   24,297 1,000,000     2,595    26,595 1,000,000
   3        48,328     8,717   32,717 1,000,000   13,092   37,092 1,000,000    17,835    41,835 1,000,000
   4        66,074    19,034   43,034 1,000,000   26,311   50,311 1,000,000    34,524    58,524 1,000,000
   5        84,708    29,019   53,019 1,000,000   39,948   63,948 1,000,000    52,787    76,787 1,000,000
   6       104,273    38,642   62,642 1,000,000   53,987   77,987 1,000,000    72,759    96,759 1,000,000
   7       124,817    50,264   71,864 1,000,000   70,804   92,404 1,000,000    96,984   118,584 1,000,000
   8       146,388    61,432   80,632 1,000,000   87,963  107,163 1,000,000   123,208   142,408 1,000,000
   9       169,037    72,074   88,874 1,000,000  105,404  122,204 1,000,000   151,581   168,381 1,000,000
  10       192,819    82,103   96,503 1,000,000  123,057  137,457 1,000,000   182,264   196,664 1,000,000
  15       330,799   119,525  121,925 1,000,000  211,485  213,885 1,000,000   377,862   380,262 1,000,000
  20       506,901   109,538  109,538 1,000,000  276,397  276,397 1,000,000   665,684   665,684 1,000,000
  25       731,656     1,496    1,496 1,000,000  276,836  276,836 1,000,000 1,148,385 1,148,385 1,205,804
  30     1,018,508         *        *         *   82,390   82,390 1,000,000 1,940,806 1,940,806 2,037,846
  35     1,384,610         *        *         *        *        *         * 3,170,143 3,170,143 3,328,650
---------------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume that the planned premium of $14,600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor Variable Life Insurance

Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount      $1,000,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option B                         Premium (Payable Annually)(1)    $14,600


                      0% Assumed Hypothetical     6% Assumed Hypothetical     12% Assumed Hypothetical
                      Gross Annual Investment     Gross Annual Investment      Gross Annual Investment
         Premiums       Return with Current         Return with Current          Return with Current
 End    Accumulated       Charges (2)(3)              Charges (2)(3)               Charges (2)(3)
  of       At 5%    --------------------------- --------------------------- -----------------------------
Policy   Interest   Surrender Account   Death   Surrender Account   Death   Surrender  Account    Death
 Year    Per Year     Value    Value   Benefit    Value    Value   Benefit    Value     Value    Benefit
---------------------------------------------------------------------------------------------------------
  1         15,330         0   12,978 1,000,000        0   13,794 1,000,000         0    14,610 1,000,000
  2         31,427     1,735   25,735 1,000,000    4,182   28,182 1,000,000     6,727    30,727 1,000,000
  3         48,328    14,269   38,269 1,000,000   19,185   43,185 1,000,000    24,504    48,504 1,000,000
  4         66,074    26,576   50,576 1,000,000   34,824   58,824 1,000,000    44,109    68,109 1,000,000
  5         84,708    38,650   62,650 1,000,000   51,121   75,121 1,000,000    65,728    89,728 1,000,000
  6        104,273    50,486   74,486 1,000,000   68,095   92,095 1,000,000    89,565   113,565 1,000,000
  7        124,817    64,473   86,073 1,000,000   88,166  109,766 1,000,000   118,243   139,843 1,000,000
  8        146,388    78,199   97,399 1,000,000  108,950  128,150 1,000,000   149,606   168,806 1,000,000
  9        169,037    91,645  108,445 1,000,000  130,459  147,259 1,000,000   183,924   200,724 1,000,000
 10        192,819   104,788  119,188 1,000,000  152,703  167,103 1,000,000   221,490   235,890 1,000,000
 15        330,799   168,077  170,477 1,000,000  278,980  281,380 1,000,000   475,556   477,956 1,000,000
 20        506,901   207,035  207,035 1,000,000  414,915  414,915 1,000,000   875,295   875,295 1,000,000
 25        731,656   215,003  215,003 1,000,000  566,135  566,135 1,000,000 1,536,488 1,536,488 1,613,312
 30      1,018,508   168,426  168,426 1,000,000  740,246  740,246 1,000,000 2,617,244 2,617,244 2,748,106
 35      1,384,610     6,262    6,262 1,000,000  966,376  966,376 1,014,695 4,366,295 4,366,295 4,584,609
---------------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $14,600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.45%, 4.55%, and 10.55%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Financial Statements

                               December 31, 2001

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations................................................... F-11

Statements of Changes in Net Assets........................................ F-34

Notes to Financial Statements.............................................. F-61

                         INDEPENDENT AUDITORS' REPORT

Policyholders
GE Life & Annuity Separate Account II
  and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income, and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund- Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund II-Service Class 2-- Contrafund Portfolio; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Variable Insurance Products Fund III-Service Class 2--Mid Cap and Growth & Income Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series- Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, and Capital Appreciation Portfolios; the Janus Aspen Series-Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Capital Appreciation, Worldwide Growth, International Growth, Balanced, and Growth Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc.--Strategic Bond, Investors, and Total Return Funds; the Dreyfus--The Dreyfus Socially Responsible Growth Fund, Inc. and the Dreyfus Investment Portfolios-Emerging Markets Portfolio; the MFS Variable Insurance Trust--MFS New Discovery, MFS Investors Growth Stock, MFS Investors Trust, and MFS Utility Series; the Rydex Variable Trust--OTC Fund; the Alliance Variable Products Series Fund, Inc.--Premier Growth, Growth and Income, and Quasar Portfolios; the AIM Variable Insurance Funds, Inc.--AIM V.I. Capital Appreciation, AIM V.I. Growth, and AIM V.I. Value Funds; and the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios) as of December 31, 2001, the related statements of operations and statements of changes in net assets for each of the years or lesser periods in the three year period then ended, and the financial highlights for the year or lesser period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account II as of December 31, 2001, the results of their operations and changes in their net assets for each of the years or lesser periods in the three year period then ended, and their financial highlights for the year or lesser period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                             GE Investments Funds, Inc.
                   --------------------------------------------------------------------------------------------------------------
                                                                                                                          Small-
                                                    Inter-     Real             Mid-Cap                    Premier          Cap
                                 Money     Total   national   Estate   Global    Value             U.S.    Growth  Value   Value
                     S&P 500    Market    Return    Equity  Securities Income   Equity   Income   Equity   Equity  Equity Equity
                   Index Fund    Fund      Fund      Fund      Fund     Fund     Fund     Fund     Fund     Fund    Fund   Fund
                   ----------- --------- --------- -------- ---------- ------- --------- ------- --------- ------- ------ -------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund (542,915
  shares; cost--
  $12,906,475)...  $11,504,367       --        --      --        --        --        --      --        --      --     --      --
 Money Market
  Fund (9,832,052
  shares; cost--
  $9,832,052)....          --  9,832,052       --      --        --        --        --      --        --      --     --      --
 Total Return
  Fund (127,353
  shares; cost--
  $1,943,149)....          --        --  1,845,340     --        --        --        --      --        --      --     --      --
 International
  Equity Fund
  (51,591 shares;
  cost--
  $563,688)......          --        --        --  427,170       --        --        --      --        --      --     --      --
 Real Estate
  Securities Fund
  (65,743 shares;
  cost--
  $891,378)......          --        --        --      --    971,683       --        --      --        --      --     --      --
 Global Income
  Fund (14,951
  shares; cost--
  $145,015)......          --        --        --      --        --    139,792       --      --        --      --     --      --
 Mid-Cap Value
  Equity Fund
  (89,773 shares;
  cost--
  $1,397,802)....          --        --        --      --        --        --  1,405,838     --        --      --     --      --
 Income Fund
  (63,262 shares;
  cost--
  $776,091)......          --        --        --      --        --        --        --  775,596       --      --     --      --
 U.S. Equity Fund
  (39,733 shares;
  cost--
  $1,408,520)....          --        --        --      --        --        --        --      --  1,279,785     --     --      --
 Premier Growth
  Equity Fund
  (13,633 shares;
  cost--
  $1,060,537)....          --        --        --      --        --        --        --      --        --  945,277    --      --
 Value Equity
  Fund (8,169
  shares; cost--
  $73,218).......          --        --        --      --        --        --        --      --        --      --  73,599     --
 Small-Cap Value
  Equity Fund
  (8,596 shares;
  cost--
  $98,238).......          --        --        --      --        --        --        --      --        --      --     --  103,239
Dividend
 Receivable......          --        --        --      --        --        --        --      --        --      --     --      --
Receivable from
 affiliate.......          520     3,282       --       14       --          8       --       24        77      34    --      --
Receivable for
 units sold......       13,519     2,496     8,546     --        164       --        360      44     2,228     726  1,650   1,729
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
 Total assets....   11,518,406 9,837,830 1,853,886 427,184   971,847   139,800 1,406,198 775,664 1,282,090 946,037 75,249 104,968
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............        4,180    24,830    18,083   1,062     1,611       946     1,637   4,620       294     214     17      23
Payable for units
 withdrawn.......          995     1,844       --       86        43         6       122       5       --       43    --      --
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
 Total
  liabilities....        5,175    26,674    18,083   1,148     1,654       952     1,759   4,625       294     257     17      23
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
Net assets
 attributable to
 variable life
 policyholders...  $11,513,231 9,811,156 1,835,803 426,036   970,193   138,848 1,404,439 771,039 1,281,796 945,780 75,232 104,945
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Outstanding
 units: Type I...       88,043   131,894    29,464   8,794    19,511     4,666    16,101  33,971     6,600  16,957    --      --
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Net asset value
 per unit: Type
 I...............  $     49.38     19.32     40.16   13.04     22.12     10.24     17.44   12.33     11.41   10.02    --      --
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Outstanding
 units: Type II..      145,112   375,930    16,248  23,877    24,349     8,893    64,428  28,562   105,740  77,433  8,331   8,753
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Net asset value
 per unit: Type
 II..............  $     49.38     19.32     40.16   13.04     22.12     10.24     17.44   12.33     11.41   10.02   9.03   11.99
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                     Oppenheimer Variable
                                                                                      Account Funds --
                                      Oppenheimer Variable Account Funds                Class 2 Shares
                            ------------------------------------------------------- ----------------------
                                                                                               Main Street
                                         Capital    Aggressive   High     Multiple    Global    Growth &
                               Bond    Appreciation   Growth    Income   Strategies Securities   Income
                             Fund/VA     Fund/VA     Fund/VA    Fund/VA   Fund/VA    Fund/VA     Fund/VA
                            ---------- ------------ ---------- --------- ---------- ---------- -----------
Assets
Investments in Oppenheimer
 Variable Account Funds,
 at fair value (note 2):
 Bond Fund/VA (98,465
  shares; cost --
   $1,106,712)............  $1,103,795        --          --         --        --        --          --
 Capital Appreciation
  Fund/VA (152,528 shares;
  cost -- $5,758,549)........      --   5,579,462         --         --        --        --          --
 Aggressive Growth Fund/VA
  (117,244 shares; cost --
   $6,220,936)............         --         --    4,774,170        --        --        --          --
 High Income Fund/VA
  (348,230 shares; cost --
   $3,458,987)............         --         --          --   2,973,888       --        --          --
 Multiple Strategies
  Fund/VA (90,568 shares;
  cost -- $1,431,422).....         --         --          --         --  1,394,753       --          --
Investments in Oppenheimer
 Variable Account Funds --
  Class 2 Shares, at fair
 value
 (note 2):
 Global Securities Fund/VA
  (7,939 shares; cost --
   $183,376)..............         --         --          --         --        --    180,849         --
 Main Street Growth &
  Income Fund/VA (9,198
  shares; cost --
   $176,832)..............         --         --          --         --        --        --      174,296
Dividend Receivable.......         --         --          --         --        --        --          --
Receivable from
 affiliate................         --         --          --          40       --        --          --
Receivable for units
 sold.....................         --       3,761       1,754        --        267     1,592         --
                            ----------  ---------   ---------  --------- ---------   -------     -------
 Total assets.............   1,103,795  5,583,223   4,775,924  2,973,928 1,395,020   182,441     174,296
                            ----------  ---------   ---------  --------- ---------   -------     -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)....       1,594      1,836       2,282      1,352     1,405        41          41
Payable for units
 withdrawn................         306        322         --         336        33       --           68
                            ----------  ---------   ---------  --------- ---------   -------     -------
 Total liabilities........       1,900      2,158       2,282      1,688     1,438        41         109
                            ----------  ---------   ---------  --------- ---------   -------     -------
Net assets attributable to
 variable life
 policyholders............  $1,101,895  5,581,065   4,773,642  2,972,240 1,393,582   182,400     174,187
                            ==========  =========   =========  ========= =========   =======     =======
Outstanding units: Type
 I........................      21,130     60,645      75,849     51,746    25,511       --          --
                            ==========  =========   =========  ========= =========   =======     =======
Net asset value per unit:
 Type I...................  $    26.23      62.80       49.81      34.30     37.25       --          --
                            ==========  =========   =========  ========= =========   =======     =======
Outstanding units: Type
 II.......................      20,879     28,225      19,988     34,909    11,900    21,714      21,746
                            ==========  =========   =========  ========= =========   =======     =======
Net asset value per unit:
 Type II..................  $    26.23      62.80       49.81      34.30     37.25      8.40        8.01
                            ==========  =========   =========  ========= =========   =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                           Variable
                                                                                          Insurance
                                                                                           Products
                                                  Variable Insurance                      Fund II --
                    Variable Insurance Products    Products Fund --   Variable Insurance   Service     Variable Insurance
                                Fund                Service Class 2    Products Fund II    Class 2      Products Fund III
                   ------------------------------ ------------------- ------------------- ---------- -----------------------
                    Equity-                        Equity-              Asset    Contra-             Growth &     Growth
                     Income    Growth   Overseas   Income    Growth    Manager    fund    Contrafund  Income   Opportunities
                   Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                   ---------- --------- --------- --------- --------- --------- --------- ---------- --------- -------------
Assets
Investments in
 Variable
 Insurance
 Products Fund,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (340,947
  shares; cost --
   $7,801,694)...  $7,756,533       --        --       --        --         --        --       --          --         --
 Growth Portfolio
  (249,302
  shares; cost --
   $9,976,621)...         --  8,379,050       --       --        --         --        --       --          --         --
 Overseas
  Portfolio
  (126,396
  shares; cost --
   $2,425,233)...         --        --  1,754,371      --        --         --        --       --          --         --
Investments in
 Variable
 Insurance
 Products Fund
 Service Class 2,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (11,135 shares;
  cost --
   $252,668).....         --        --        --   251,531       --         --        --       --          --         --
 Growth Portfolio
  (13,001 shares;
  cost --
   $449,381).....         --        --        --       --    433,469        --        --       --          --         --
Investments in
 Variable
 Insurance
 Products Fund
 II, at fair
 value (note 2):
 Asset Manager
  Portfolio
  (281,375
  shares; cost --
   $4,460,827)...         --        --        --       --        --   4,082,758       --       --          --         --
 Contrafund
  Portfolio
  (294,413
  shares; cost --
   $6,809,251)...         --        --        --       --        --         --  5,926,540      --          --         --
Investments in
 Variable
 Insurance
 Products Fund
 II -- Service
 Class 2, at fair
 value (note 2):
 Contrafund
  Portfolio
  (9,594 shares;
  cost --
   $189,805).....         --        --        --       --        --         --        --   191,874         --         --
Investments in
 Variable
 Insurance
 Products Fund
 III, at fair
 value (note 2):
 Growth & Income
  Portfolio
  (102,341
  shares; cost --
   $1,508,251)...         --        --        --       --        --         --        --       --    1,349,882        --
 Growth
  Opportunities
  Portfolio
  (27,577 shares;
  cost --
   $500,540).....         --        --        --       --        --         --        --       --          --     417,236
Investments in
 Variable
 Insurance
 Products Fund
 III -- Service
 Class 2, at fair
 value (note 2):
 Mid Cap
  Portfolio
  (5,944 shares;
  cost --
   $110,637).....         --        --        --       --        --         --        --       --          --         --
 Growth & Income
  Portfolio
  (8,962 shares;
  cost --
   $117,933).....         --        --        --       --        --         --        --       --          --         --
Dividend
 Receivable......         --        --        --       --        --         --        --       --          --         --
Receivable from
 affiliate.......           6       --        --       --        --         --        154      --          --         --
Receivable for
 units sold......       5,647     2,404     2,699      253        47        244     2,120      140         200        --
                   ---------- --------- ---------  -------   -------  --------- ---------  -------   ---------    -------
 Total assets....   7,762,186 8,381,454 1,757,070  251,784   433,516  4,083,002 5,928,814  192,014   1,350,082    417,236
                   ---------- --------- ---------  -------   -------  --------- ---------  -------   ---------    -------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............       4,054     2,557     1,051       58       101      1,481     3,136       43       1,336        884
Payable for units
 withdrawn.......         --        --        --       --        --          40       --       --          287         87
                   ---------- --------- ---------  -------   -------  --------- ---------  -------   ---------    -------
 Total
  liabilities....       4,054     2,557     1,051       58       101      1,521     3,136       43       1,623        971
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Net assets
 attributable to
 variable life
 policyholders...  $7,758,132 8,378,897 1,756,019  251,726   433,415  4,081,481 5,925,678  191,971   1,348,459    416,265
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Outstanding
 units: Type I ..     134,736   108,530    65,937      --        --     131,477   111,945      --       22,841     12,762
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Net asset value
 per unit: Type
 I...............  $    47.84     58.68     23.97      --        --       29.16     26.71      --        15.03      11.06
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Outstanding
 units: Type II
 ................      27,433    34,260     7,322   25,792    60,788      8,491   109,907   23,700      66,877     24,875
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Net asset value
 per unit: Type
 II..............  $    47.84     58.68     23.97     9.76      7.13      29.16     26.71     8.10       15.03      11.06
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
                   Variable Insurance
                    Products Fund III
                   -- Service Class 2
                   -------------------
                             Growth &
                    Mid Cap   Income
                   Portfolio Portfolio
                   --------- ---------
Assets
Investments in
 Variable
 Insurance
 Products Fund,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (340,947
  shares; cost --
   $7,801,694)...       --        --
 Growth Portfolio
  (249,302
  shares; cost --
   $9,976,621)...       --        --
 Overseas
  Portfolio
  (126,396
  shares; cost --
   $2,425,233)...       --        --
Investments in
 Variable
 Insurance
 Products Fund
 Service Class 2,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (11,135 shares;
  cost --
   $252,668).....       --        --
 Growth Portfolio
  (13,001 shares;
  cost --
   $449,381).....       --        --
Investments in
 Variable
 Insurance
 Products Fund
 II, at fair
 value (note 2):
 Asset Manager
  Portfolio
  (281,375
  shares; cost --
   $4,460,827)...       --        --
 Contrafund
  Portfolio
  (294,413
  shares; cost --
   $6,809,251)...       --        --
Investments in
 Variable
 Insurance
 Products Fund
 II -- Service
 Class 2, at fair
 value (note 2):
 Contrafund
  Portfolio
  (9,594 shares;
  cost --
   $189,805).....       --        --
Investments in
 Variable
 Insurance
 Products Fund
 III, at fair
 value (note 2):
 Growth & Income
  Portfolio
  (102,341
  shares; cost --
   $1,508,251)...       --        --
 Growth
  Opportunities
  Portfolio
  (27,577 shares;
  cost --
   $500,540).....       --        --
Investments in
 Variable
 Insurance
 Products Fund
 III -- Service
 Class 2, at fair
 value (note 2):
 Mid Cap
  Portfolio
  (5,944 shares;
  cost --
   $110,637).....   115,845       --
 Growth & Income
  Portfolio
  (8,962 shares;
  cost --
   $117,933).....       --    117,133
Dividend
 Receivable......       --        --
Receivable from
 affiliate.......       --        --
Receivable for
 units sold......     2,420       193
                   --------- ---------
 Total assets....   118,265   117,326
                   --------- ---------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............        26        28
Payable for units
 withdrawn.......       --        --
                   --------- ---------
 Total
  liabilities....        26        28
                   ========= =========
Net assets
 attributable to
 variable life
 policyholders...   118,239   117,298
                   ========= =========
Outstanding
 units: Type I ..       --        --
                   ========= =========
Net asset value
 per unit: Type
 I...............       --        --
                   ========= =========
Outstanding
 units: Type II
 ................    12,355    13,655
                   ========= =========
Net asset value
 per unit: Type
 II..............      9.57      8.59
                   ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                 Federated
                                                                 Insurance
                                                                 Series --
                                                                  Service                              PBHG Insurance
                             Federated Insurance Series           Shares      Alger American Fund     Series Fund, Inc.
                     ------------------------------------------ ----------- ------------------------ -------------------
                                                                                                       PBHG
                     American    High             International    High         Small      LargeCap  Large Cap   PBHG
                     Leaders  Income Bond Utility Small Company Income Bond Capitalization  Growth    Growth   Growth II
                     Fund II    Fund II   Fund II    Fund II      Fund II     Portfolio    Portfolio Portfolio Portfolio
                     -------- ----------- ------- ------------- ----------- -------------- --------- --------- ---------
Assets
Investments in
 Federated
 Insurance Series,
 at fair value
 (note 2):
 American Leaders
  Fund II (41,943
  shares; cost --
   $842,292).......  $807,405       --        --        --           --             --           --       --        --
 High Income Bond
  Fund II (60,768
  shares; cost --
   $551,387).......       --    469,132       --        --           --             --           --       --        --
 Utility Fund II
  (43,579 shares;
  cost --
   $554,540).......       --        --    451,916       --           --             --           --       --        --
 International
  Small Company
  Fund II (3,924
  shares;
  cost --
   $21,376)........       --        --        --     21,780          --             --           --       --        --
Investments in
 Federated
 Insurance
 Series -- Service
 Shares, at fair
 value (note 2):
 High Income Bond
  Fund II (4,511
  shares; cost --
   $35,245)........       --        --        --        --        34,826            --           --       --        --
Investments in
 Alger American
 Fund, at fair
 value (note 2):
 Small
  Capitalization
  Portfolio (88,869
  shares; cost --
   $2,415,546).....       --        --        --        --           --       1,470,783          --       --        --
 LargeCap Growth
  Portfolio
  (120,885 shares;
  cost --
   $5,832,681).....       --        --        --        --           --             --     4,444,959      --        --
Investments in PBHG
 Insurance Series
 Fund, Inc., at
 fair value (note
 2):
 PBHG Large Cap
  Growth Portfolio
  (45,870 shares;
  cost --
   $1,057,276).....       --        --        --        --           --             --           --   807,313       --
 PBHG Growth II
  Portfolio (66,048
  shares; cost --
   $1,209,288).....       --        --        --        --           --             --           --       --    742,382
Dividend
 Receivable........       --        --        --        --           --             --           --       --        --
Receivable from
 affiliate.........       --        --         27       --           --             --            73      --         25
Receivable for
 units sold........       --        216       --        --           --           2,723          695      356       374
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
 Total assets......   807,405   469,348   451,943    21,780       34,826      1,473,506    4,445,727  807,669   742,781
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)................     1,238     1,069       501         5            8          1,476        1,811    1,627     1,284
Payable for units
 withdrawn.........       117        56       307       --            10          1,212          312       17        23
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
 Total
  liabilities......     1,355     1,125       808         5           18          2,688        2,123    1,644     1,307
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
Net assets
 attributable to
 variable life
 policyholders.....  $806,050   468,223   451,135    21,775       34,808      1,470,818    4,443,604  806,025   741,474
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Outstanding units:
 Type I ...........    20,425    15,482    13,254       --           --          96,584       97,453   18,707    21,511
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Net asset value per
 unit: Type I......  $  17.45     14.44     15.14       --           --            8.88        19.62    17.44     11.07
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Outstanding units:
 Type II ..........    25,767    16,943    16,543     3,635        3,727         69,049      129,030   27,510    45,469
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Net asset value per
 unit: Type II.....     17.45     14.44     15.14      5.99         9.34           8.88        19.62    17.44     11.07
                     ========   =======   =======    ======       ======      =========    =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                       Janus Aspen Series
                          -----------------------------------------------------------------------------
                          Aggressive           Worldwide           Flexible  International   Capital
                            Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                          Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- --------- --------- --------- --------- ------------- ------------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Aggressive Growth
  Portfolio (214,097
  shares; cost --
   $8,120,536)..........  $4,705,845       --        --        --       --           --           --
 Growth Portfolio
  (303,975 shares;
  cost -- $8,231,829)...         --  6,043,014       --        --       --           --           --
 Worldwide Growth
  Portfolio (298,896
  shares; cost --
   $10,230,706).........         --        --  8,530,482       --       --           --           --
 Balanced Portfolio
  (235,980 shares;
  cost -- $5,602,152)...         --        --        --  5,326,069      --           --           --
 Flexible Income
  Portfolio (42,828
  shares; cost --
   $500,630)............         --        --        --        --   499,370          --           --
 International Growth
  Portfolio (115,020
  shares; cost --
   $3,251,774)..........         --        --        --        --       --     2,699,530          --
 Capital Appreciation
  Portfolio (143,943
  shares; cost --
   $3,931,279)..........         --        --        --        --       --           --     2,982,502
Dividends Receivable....         --        --        --        --       --           --           --
Receivable from
 affiliate..............          98       179       291       206      --           113          169
Receivable for units
 sold...................      12,500        18       970    15,336      --           894          --
                          ---------- --------- --------- ---------  -------    ---------    ---------
 Total assets...........   4,718,443 6,043,211 8,531,743 5,341,611  499,370    2,700,537    2,982,671
                          ---------- --------- --------- ---------  -------    ---------    ---------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       4,520     1,789     2,523     2,219    1,381        1,741        6,229
Payable for units
 withdrawn..............         --        199       --        289       69          153          491
                          ---------- --------- --------- ---------  -------    ---------    ---------
 Total liabilities......       4,520     1,988     2,523     2,508    1,450        1,894        6,720
                          ---------- --------- --------- ---------  -------    ---------    ---------
Net assets attributable
 to variable life
 policyholders..........  $4,713,923 6,041,223 8,529,220 5,339,103  497,920    2,698,643    2,975,951
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 I .....................     114,341   136,463   186,134    82,439    9,034       50,194       22,414
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type I...........  $    21.06     22.14     25.76     22.95    15.60        18.49        20.69
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 II ....................     109,492   136,402   144,970   150,202   22,884       95,757      121,421
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type II..........  $    21.06     22.14     25.76     22.95    15.60        18.49        20.69
                          ========== ========= ========= =========  =======    =========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                      Janus Aspen Series -- Service Shares
                          --------------------------------------------------------------------------------------------
                             Global       Global   Aggressive   Capital    Worldwide International
                          Life Sciences Technology   Growth   Appreciation  Growth      Growth     Balanced   Growth
                            Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio   Portfolio Portfolio
                          ------------- ---------- ---------- ------------ --------- ------------- --------- ---------
Assets
Investments in Janus
 Aspen Series -- Service
 Shares, at fair value
 (note 2):
 Global Life Sciences
  Portfolio (25,271
  shares; cost --
   $204,082)............    $195,848         --         --          --          --          --          --        --
 Global Technology
  Portfolio (35,564
  shares; cost --
   $230,149)............         --      145,103        --          --          --          --          --        --
 Aggressive Growth
  Portfolio (5,375
  shares; cost --
   $132,630)............         --          --     116,797         --          --          --          --        --
 Capital Appreciation
  Portfolio (5,971
  shares; cost --
   $127,873)............         --          --         --      122,829         --          --          --        --
 Worldwide Growth
  Portfolio (5,293
  shares; cost --
   $159,739)............         --          --         --          --      150,207         --          --        --
 International Growth
  Portfolio (4,878
  shares; cost --
   $121,785)............         --          --         --          --          --      113,664         --        --
 Balanced Portfolio
  (24,117 shares;
  cost -- $570,294).....         --          --         --          --          --          --      562,178       --
 Growth Portfolio (6,573
  shares; cost --
   $143,997)............         --          --         --          --          --          --          --    129,878
Dividends Receivable....         --          --         --          --          --          --          --        --
Receivable from
 affiliate..............          13           1        --          --          --          --          --        --
Receivable for units
 sold...................       1,901          76        --          --        3,070          91         455       257
                            --------     -------    -------     -------     -------     -------     -------   -------
 Total assets...........     197,762     145,180    116,797     122,829     153,277     113,755     562,633   130,135
                            --------     -------    -------     -------     -------     -------     -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..          45          33         28          27          36          26         131        31
Payable for units
 withdrawn..............         --          --          66          40         --          --          --        --
                            --------     -------    -------     -------     -------     -------     -------   -------
 Total liabilities......          45          33         94          67          36          26         131        31
                            --------     -------    -------     -------     -------     -------     -------   -------
Net assets attributable
 to variable life
 policyholders..........    $197,717     145,147    116,703     122,762     153,241     113,729     562,502   130,104
                            ========     =======    =======     =======     =======     =======     =======   =======
Outstanding units: Type
 I .....................       6,051       9,570        --          --          --          --          --        --
                            ========     =======    =======     =======     =======     =======     =======   =======
Net asset value per
 unit: Type I...........    $   9.49        4.26        --          --          --          --          --        --
                            ========     =======    =======     =======     =======     =======     =======   =======
Outstanding units: Type
 II ....................      14,783      24,502     28,395      19,212      22,940      17,206      61,208    21,087
                            ========     =======    =======     =======     =======     =======     =======   =======
Net asset value per
 unit: Type II..........    $   9.49        4.26       4.11        6.39        6.68        6.61        9.19      6.17
                            ========     =======    =======     =======     =======     =======     =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                   Goldman Sachs
                                 Variable Insurance       Salomon Brothers
                                       Trust         Variable Series Funds Inc.
                                -------------------- --------------------------
                                Growth and  Mid Cap                      Total
                                  Income     Value   Strategic Investors Return
                                   Fund      Fund    Bond Fund   Fund     Fund
Assets                          ---------- --------- --------- --------- ------
Investments in Goldman Sachs
 Variable Insurance Trust, at
 fair value (note 2):
  Growth and Income Fund
   (12,601 shares; cost --
    $130,710).................   $117,568        --       --        --      --
  Mid Cap Value Fund (114,354
   shares; cost --
    $1,214,513)...............        --   1,291,061      --        --      --
Investments in Salomon
 Brothers Variable Series
 Funds Inc., at fair value
 (note 2):
  Strategic Bond Fund (29,933
   shares; cost -- $303,166)..        --         --   299,931       --      --
  Investors Fund (61,157
   shares; cost -- $832,434)..        --         --       --    782,194     --
  Total Return Fund (5,956
   shares; cost -- $62,624)...        --         --       --        --   61,882
Dividends Receivable..........        --         --       --        --      --
Receivable from affiliate.....         10         84       15        28       1
Receivable for units sold.....        --           5      --        --      --
                                 --------  ---------  -------   -------  ------
    Total assets..............    117,578  1,291,150  299,946   782,222  61,883
                                 --------  ---------  -------   -------  ------
Liabilities
Accrued expenses payable to
 affiliate (note 4)...........         27        297       67       180      14
Payable for units withdrawn...         17        165      --        --      125
                                 --------  ---------  -------   -------  ------
    Total liabilities.........         44        462       67       180     139
                                 --------  ---------  -------   -------  ------
Net assets attributable to
 variable life policyholders..   $117,534  1,290,688  299,879   782,042  61,744
                                 ========  =========  =======   =======  ======
Outstanding units: Type I ....        837     29,382    3,651    21,398   2,210
                                 ========  =========  =======   =======  ======
Net asset value per unit: Type
 I............................   $   7.93      12.24    11.56     14.68   11.29
                                 ========  =========  =======   =======  ======
Outstanding units: Type II ...     13,984     76,066   22,290    31,874   3,259
                                 ========  =========  =======   =======  ======
Net asset value per unit: Type
 II...........................   $   7.93      12.24    11.56     14.68   11.29
                                 ========  =========  =======   =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                    Rydex
                                                                                   Variable  Alliance Variable Products
                            Dreyfus              MFS Variable Insurance Trust       Trust         Series Fund, Inc.
                   ------------------------- ------------------------------------- -------- -----------------------------
                                  Dreyfus
                   The Dreyfus  Investment                MFS
                    Socially   Portfolios --           Investors    MFS                                Growth
                   Responsible   Emerging     MFS New   Growth   Investors   MFS             Premier     and
                     Growth       Markets    Discovery   Stock     Trust   Utility           Growth    Income    Quasar
                   Fund, Inc.    Portfolio    Series    Series    Series   Series  OTC Fund Portfolio Portfolio Portfolio
Assets             ----------- ------------- --------- --------- --------- ------- -------- --------- --------- ---------
Investments in
 Dreyfus, at fair
 value (note 2):
 The Dreyfus
  Socially
  Responsible
  Growth Fund,
  Inc.
  (999 shares;
  cost --
   $27,950)......   $ 26,631         --          --        --        --        --      --        --        --       --
 Dreyfus
  Investment
  Portfolios --
   Emerging
  Markets
  Portfolio
  (679 shares;
  cost --
   $6,052).......        --        6,435         --        --        --        --      --        --        --       --
Investments in
 MFS Variable In-
 surance Trust,
 at fair value
 (note 2):
 MFS New
  Discovery
  Series (4,287
  shares; cost --
   $59,349)......        --          --       65,248       --        --        --      --        --        --       --
 MFS Investors
  Growth Stock
  Series
  (7,647 shares;
  cost --
   $70,763)......        --          --          --     73,946       --        --      --        --        --       --
 MFS Investors
  Trust Series
  (4,264 shares;
  cost --
   $74,393)......        --          --          --        --     72,825       --      --        --        --       --
 MFS Utility
  Series (11,891
  shares; cost --
   $219,169).....        --          --          --        --        --    189,060     --        --        --       --
Investments in
 Rydex Variable
 Trust, at fair
 value (note 2):
 OTC Fund (1,418
  shares; cost --
   $21,659)......        --          --          --        --        --        --   20,992       --        --       --
Investments in
 Alliance
 Variable
 Products Series
 Fund, Inc., at
 fair value (note
 2):
 Premier Growth
  Portfolio
  (4,610 shares;
  cost --
   $124,253).....        --          --          --        --        --        --      --    115,242       --       --
 Growth and
  Income
  Portfolio
  (19,501 shares;
  cost --
   $437,179).....        --          --          --        --        --        --      --        --    429,617      --
 Quasar Portfolio
  (2,233 shares;
  cost --
   $22,775)......        --          --          --        --        --        --      --        --        --    22,287
Dividends
 Receivable......        --          --          --        --        --        --      --        --        --       --
Receivable from
 affiliate.......        --          --          --        --        --        --      --        --        --       --
Receivable for
 units sold......        --        1,599       1,746        62       --        141     --        --      2,989    1,587
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
 Total assets....     26,631       8,034      66,994    74,008    72,825   189,201  20,992   115,242   432,606   23,874
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............          6           2          15        17        17        45       5        27       100        5
Payable for units
 withdrawn.......          5         --          --        --         22       --       20        12       --       --
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
 Total
  liabilities....         11           2          15        17        39        45      25        39       100        5
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
Net assets
 attributable to
 variable life
 policyholders...   $ 26,620       8,032      66,979    73,991    72,786   189,156  20,967   115,203   432,506   23,869
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Outstanding
 units: Type I ..        --          --          --        --        --        --      --        --        --       --
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Net asset value
 per unit: Type
 I...............   $    --          --          --        --        --        --      --        --        --       --
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Outstanding
 units: Type II
 ................      3,973         906       7,898    11,383     8,997    25,912   5,028    16,309    42,611    3,292
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Net asset value
 per unit: Type
 II..............   $   6.70        8.87        8.48      6.50      8.09      7.30    4.17      7.05     10.15     7.25
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                          AIM Variable Insurance Funds, Inc.          PIMCO Variable Insurance Trust
                          ---------------------------------- -------------------------------------------------
                          AIM V.I. Capital AIM V.I. AIM V.I.  Foreign     Long-Term    High Yield Total Return
                            Appreciation    Growth   Value     Bond    U.S. Government    Bond        Bond
                                Fund         Fund     Fund   Portfolio Bond Portfolio  Portfolio   Portfolio
Assets                    ---------------- -------- -------- --------- --------------- ---------- ------------
Investments in AIM Vari-
 able Insurance Funds,
 Inc., at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation Fund
  (4,413 shares; cost --
   $104,748)............      $95,860          --       --       --           --            --          --
 AIM V.I. Growth Fund
  (4,979 shares; cost --
   $87,786).............          --        81,512      --       --           --            --          --
 AIM V.I. Value Fund
  (6,487 shares; cost --
   $157,022)............          --           --   151,461      --           --            --          --
Investments in PIMCO
 Variable Insurance
 Trust, at fair value
 (note 2):
 Foreign Bond Portfolio
  (823 shares; cost --
   $7,943)..............          --           --       --     7,978          --            --          --
 Long-Term U.S.
  Government Bond
  Portfolio
  (9,489 shares; cost --
   $101,867)............          --           --       --       --        97,452           --          --
 High Yield Bond
  Portfolio (6,039
  shares; cost --
   $48,465).............          --           --       --       --           --         47,590         --
 Total Return Bond
  Portfolio (11,367
  shares; cost --
   $114,144)............          --           --       --       --           --            --      112,418
Dividends Receivable....          --           --       --        25          361           283         329
Receivable from affili-
 ate....................          --           --       --       --           --            --          --
Receivable for units
 sold...................        1,862        1,621    1,457      --           839           --        1,073
                              -------       ------  -------    -----       ------        ------     -------
 Total assets...........       97,722       83,133  152,918    8,003       98,652        47,873     113,820
                              -------       ------  -------    -----       ------        ------     -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..           24           19       36        3           22            11          27
Payable for units with-
 drawn..................          --           --       --         7          --             36         --
                              -------       ------  -------    -----       ------        ------     -------
 Total liabilities......           24           19       36       10           22            47          27
                              -------       ------  -------    -----       ------        ------     -------
Net assets attributable
 to variable life poli-
 cyholders..............      $97,698       83,114  152,882    7,993       98,630        47,826     113,793
                              =======       ======  =======    =====       ======        ======     =======
Outstanding units: Type
 I .....................          --           --       --       --           --            --          --
                              =======       ======  =======    =====       ======        ======     =======
Net asset value per
 unit: Type I...........      $   --           --       --       --           --            --          --
                              =======       ======  =======    =====       ======        ======     =======
Outstanding units: Type
 II ....................       16,503       16,297   19,328      723        8,682         4,802      10,197
                              =======       ======  =======    =====       ======        ======     =======
Net asset value per
 unit: Type II..........      $  5.92         5.10     7.91    11.06        11.36          9.96       11.16
                              =======       ======  =======    =====       ======        ======     =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Statements of Operations

                                                     GE Investments Funds, Inc.
                         ---------------------------------------------------------------------------------------
                                S&P 500 Index Fund             Money Market Fund         Total Return Fund
                         ---------------------------------- -----------------------  ---------------------------
                             Year ended December 31,        Year ended December 31,   Year ended December 31,
                         ---------------------------------- -----------------------  ---------------------------
                            2001         2000       1999     2001    2000    1999      2001      2000     1999
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Investment income:
 Income -- Ordinary
  dividends............. $   118,485      86,280     60,042 320,605 412,757 261,216    47,137   115,971   87,229
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............      31,076      35,989     35,117  19,389  20,609  20,306    25,312    28,179   28,286
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............      46,372      30,208     13,313  39,781  27,583  17,608     4,620     2,179    1,377
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Net investment income
 (expense)..............      41,037      20,083     11,612 261,435 364,565 223,302    17,205    85,613   57,566
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (241,043)    369,151    367,307     --      --        3   (69,715)   33,478   10,066
 Unrealized appreciation
  (depreciation) on
  investments...........  (1,390,103) (1,654,687)   797,281     --      --       (3) (168,952) (117,815) 319,427
 Capital gain
  distributions.........     142,797     197,387     82,915     --      --      --     22,821   175,795  102,400
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,488,349) (1,088,149) 1,247,503     --      --      --   (215,846)   91,458  431,893
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $(1,447,312) (1,068,066) 1,259,115 261,435 364,565 223,302  (198,641)  177,071  489,459
                         ===========  ==========  ========= ======= ======= =======  ========  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                            GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------------
                           International Equity
                                   Fund              Real Estate Securities Fund      Global Income Fund
                         --------------------------  -----------------------------  -------------------------
                         Year ended December 31,       Year ended December 31,      Year ended December 31,
                         --------------------------  -----------------------------  -------------------------
                           2001      2000     1999     2001     2000       1999      2001     2000     1999
                         --------  --------  ------  ------------------  ---------  -------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $  4,082     1,828     669    33,077    25,202     23,112      --       138    1,257
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............      816       799     792     2,787     2,295      2,004      350      276      258
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    1,937     1,361     531     2,929     1,614        839      603      337      141
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Net investment income
 (expense)..............    1,329      (332)   (654)   27,361    21,293     20,269     (953)    (475)     858
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (23,637)    6,362   5,881    21,020    (2,380)   (14,908)    (439)  (1,161)    (128)
 Unrealized appreciation
  (depreciation) on
  investments...........  (69,841) (103,450) 34,706    25,627   129,283    (10,218)  (2,041)     548   (4,715)
 Capital gain
  distributions.........    1,787    53,038  16,048     9,374     2,638      1,216      --       --        95
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (91,691)  (44,050) 56,635    56,021   129,541    (23,910)  (2,480)    (613)  (4,748)
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $(90,362)  (44,382) 55,981    83,382   150,834     (3,641)  (3,433)  (1,088)  (3,890)
                         ========  ========  ======  ======== =========  =========  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                       GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------
                             Mid-Cap Value
                              Equity Fund             Income Fund           U.S. Equity Fund
                         ----------------------- ----------------------  ------------------------
                          Year ended December     Year ended December     Year ended December
                                  31,                     31,                     31,
                         ----------------------- ----------------------  ------------------------
                           2001     2000   1999   2001   2000    1999     2001     2000     1999
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Investment income:
 Income -- Ordinary
  dividends............. $  9,669   7,136  4,044 37,231 32,350   21,400    8,665    7,043   1,122
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    1,468   1,004    824  2,885  2,789    2,983      369      207      74
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    6,244   3,471  1,482  2,393    523       47    7,947    3,986     825
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Net investment income
 (expense)..............    1,957   2,661  1,738 31,953 29,038   18,370      349    2,850     223
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   11,651  12,924 14,236  8,257 (1,516)     (78) (38,750)  11,564   2,835
 Unrealized appreciation
  (depreciation) on
  investments...........  (51,905) 26,637 22,084  4,061 18,549  (28,051) (64,708) (73,997)  6,670
 Capital gain
  distributions.........   49,463  26,834    --     --     --       662    4,651   47,509  10,093
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Net realized and
 unrealized gain (loss)
 on investments.........    9,209  66,395 36,320 12,318 17,033  (27,467) (98,807) (14,924) 19,598
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Increase (decrease) in
 net assets from
 operations............. $ 11,166  69,056 38,058 44,271 46,071   (9,097) (98,458) (12,074) 19,821
                         ========  ====== ====== ====== ======  =======  =======  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          GE Investments Funds, Inc. (continued)
                         --------------------------------------------------------------------------
                                                                                     Small-Cap
                            Premier Growth Equity Fund       Value Equity Fund   Value Equity Fund
                         ---------------------------------- ------------------- -------------------
                            Year ended        Period from       Period from         Period from
                           December 31,     June 9, 1999 to February 8, 2001 to February 6, 2001 to
                         -----------------   December 31,      December 31,        December 31,
                           2001     2000         1999              2001                2001
                         --------  -------  --------------- ------------------- -------------------
Investment income:
  Income -- Ordinary
   dividends............ $    899      731         124              414                  315
  Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4).............    1,078      922         103              --                   --
  Expenses -- Mortality
   and expense risk
   charges -- Type II
   (note 4).............    4,456    1,466         116              170                  278
                         --------  -------      ------             ----                -----
Net investment income
 (expense)..............   (4,635)  (1,657)        (95)             244                   37
                         --------  -------      ------             ----                -----
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) ..............  (31,948)   4,260         344             (235)                 138
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (63,850) (64,695)     13,285              381                5,001
  Capital gain
   distributions........   27,619   34,574       4,011              --                 2,827
                         --------  -------      ------             ----                -----
Net realized and
 unrealized gain (loss)
 on investments.........  (68,179) (25,861)     17,640              146                7,966
                         --------  -------      ------             ----                -----
Increase (decrease) in
 net assets from
 operations............. $(72,814) (27,518)     17,545              390                8,003
                         ========  =======      ======             ====                =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------------------------------------------
                               Bond Fund/VA         Capital Appreciation Fund/VA        Aggressive Growth Fund/VA
                         -------------------------  -------------------------------  ---------------------------------
                         Year ended December 31,       Year ended December 31,           Year ended December 31,
                         -------------------------  -------------------------------  ---------------------------------
                           2001    2000     1999       2001       2000      1999        2001        2000       1999
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Investment income:
 Income -- Ordinary
  dividends............. $ 60,057  50,243   21,896      34,724     6,375     11,323      48,679         --         --
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    3,717   3,141    3,043      27,622    31,916     24,680      28,381      50,940     30,929
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    2,980   1,368      683      12,183     7,014      2,409       7,219       5,264      1,422
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Net investment income
 (expense)..............   53,360  45,734   18,170      (5,081)  (32,555)   (15,766)     13,079     (56,204)   (32,351)
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      283 (17,389)  (1,863)    (57,828)  341,073    205,534    (867,864)  1,589,430    393,176
 Unrealized appreciation
  (depreciation) on
  investments...........    1,054   6,329  (29,542) (1,272,757) (741,677) 1,083,816  (2,024,100) (2,708,169) 2,690,916
 Capital gain
  distributions.........      --      --     2,165     521,076   340,197    130,214     759,549     272,808        --
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........    1,337 (11,060) (29,240)   (809,509)  (60,407) 1,419,564  (2,132,415)   (845,931) 3,084,092
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets from opera-
 tions.................. $ 54,697  34,674  (11,070)   (814,590)  (92,962) 1,403,798  (2,119,336)   (902,135) 3,051,741
                         ======== =======  =======  ==========  ========  =========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                    Oppenheimer Variable Account
                          Oppenheimer Variable Account Funds (continued)              Funds -- Class 2 Shares
                         ------------------------------------------------------ ------------------------------------
                                                        Multiple Strategies     Global Securities Main Street Growth
                            High Income Fund/VA               Fund/VA                Fund/VA       & Income Fund/VA
                         ----------------------------  ------------------------ ----------------- ------------------
                                                        Year ended December        Period from       Period from
                          Year ended December 31,               31,              January 8, 2001   January 8, 2001
                         ----------------------------  ------------------------        to                 to
                           2001       2000     1999     2001     2000     1999  December 31, 2001 December 31, 2001
                         ---------  --------  -------  -------  -------  ------ ----------------- ------------------
Investment income:
Income -- Ordinary
 dividends.............. $ 300,155   218,695  129,252   51,792   46,491  30,217         122                 33
  Expenses -- Mortality
   and expense risk
   charges --
   Type I (note 4)......    12,831    12,726   13,177    6,390    6,140   5,751         --                 --
  Expenses -- Mortality
   and expense risk
   charges --
   Type II (note 4).....     8,610     3,016    1,187    3,619    1,591     766         572                592
                         ---------  --------  -------  -------  -------  ------      ------             ------
Net investment income
 (expense)..............   278,714   202,953  114,888   41,783   38,760  23,700        (450)              (559)
                         ---------  --------  -------  -------  -------  ------      ------             ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   (64,193)  (51,805)  (9,827) (16,984)   8,523  12,030      (2,033)              (843)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (185,472) (245,369) (37,389) (74,627) (56,039) 16,700      (2,527)            (2,536)
  Capital gain
   distributions........       --        --       --    69,177   67,524  43,483       2,295                --
                         ---------  --------  -------  -------  -------  ------      ------             ------
Net realized and
 unrealized gain (loss)
 on investments.........  (249,665) (297,174) (47,216) (22,434)  20,008  72,213      (2,265)            (3,379)
                         ---------  --------  -------  -------  -------  ------      ------             ------
Increase (decrease) in
 net assets from
 operations............. $  29,049   (94,221)  67,672   19,349   58,768  95,913      (2,715)            (3,938)
                         =========  ========  =======  =======  =======  ======      ======             ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                   Variable Insurance Products Fund
                         --------------------------------------------------------------------------------------------
                          Equity-Income Portfolio             Growth Portfolio               Overseas Portfolio
                         ----------------------------  ---------------------------------  ---------------------------
                          Year ended December 31,          Year ended December 31,         Year ended December 31,
                         ----------------------------  ---------------------------------  ---------------------------
                           2001      2000      1999       2001        2000       1999       2001      2000     1999
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Investment income:
 Income -- Ordinary
  dividends............. $ 129,307  114,887   100,754       7,051      11,358     17,646   105,667    39,615   32,601
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    46,260   44,056    46,384      48,645      65,126     56,960    12,658    17,644   16,186
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............     8,705    5,349     2,894      14,289      10,565      3,167     1,423     1,235      579
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Net investment income
 (expense)..............    74,342   65,482    51,476     (55,883)    (64,333)   (42,481)   91,586    20,736   15,836
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (18,170)  73,790   273,786    (617,911)    398,024    453,879  (138,056)   57,421  112,501
 Unrealized appreciation
  (depreciation) on
  investments...........  (877,761) (25,951) (193,819) (1,874,368) (2,754,089) 1,452,235  (619,667) (896,242) 685,935
 Capital gain
  distributions.........   363,289  432,830   224,259     662,803   1,130,176    864,641   167,022   249,470   53,190
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (532,642) 480,669   304,226  (1,829,476) (1,225,889) 2,770,755  (590,701) (589,351) 851,626
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $(458,300) 546,151   355,702  (1,885,359) (1,290,222) 2,728,274  (499,115) (568,615) 867,462
                         =========  =======  ========  ==========  ==========  =========  ========  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Variable Insurance Products
                              Fund -- Service Class 2               Variable Insurance Products Fund II
                         --------------------------------- ---------------------------------------------------------
                          Equity-Income        Growth
                            Portfolio        Portfolio      Asset Manager Portfolio       Contrafund Portfolio
                         ---------------- ---------------- --------------------------- -----------------------------
                           Period from      Period from
                         January 24, 2001 January 24, 2001  Year ended December 31,      Year ended December 31,
                         to December 31,  to December 31,  --------------------------- -----------------------------
                               2001             2001         2001      2000     1999     2001       2000      1999
                         ---------------- ---------------- --------  --------  ------- --------  ----------  -------
Investment income:
 Income -- Ordinary
  dividends.............     $    30              --        180,444   157,145  153,442   47,416      17,425   18,437
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............         --               --         28,446    32,686   33,559   21,672      25,515   23,952
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............         680            1,483         1,757       970      439   20,537      15,249    6,221
                             -------          -------      --------  --------  ------- --------  ----------  -------
Net investment income
 (expense)..............        (650)          (1,483)      150,241   123,489  119,444    5,207     (23,339) (11,736)
                             -------          -------      --------  --------  ------- --------  ----------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (1,555)          (4,153)      (92,739)   23,604   64,747 (250,115)    120,743  354,876
 Unrealized appreciation
  (depreciation) on
  investments...........      (1,137)         (15,912)     (351,254) (739,967)  89,931 (758,337) (1,216,788) 425,779
 Capital gain
  distributions.........          86               30        67,666   370,224  195,289  167,353     632,524  135,201
                             -------          -------      --------  --------  ------- --------  ----------  -------
Net realized and
 unrealized gain (loss)
 on investments               (2,606)         (20,035)     (376,327) (346,139) 349,967 (841,099)   (463,521) 915,856
                             -------          -------      --------  --------  ------- --------  ----------  -------
Increase (decrease) in
 net assets from
 operations.............     $(3,256)         (21,518)     (226,086) (222,650) 469,411 (835,892)   (486,860) 904,120
                             =======          =======      ========  ========  ======= ========  ==========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                          Variable Insurance Products
                          Fund II --  Service Class 2               Variable Insurance Products Fund III
                         ------------------------------ ------------------------------------------------------------------
                              Contrafund Portfolio       Growth & Income Portfolio      Growth Opportunities Portfolio
                         ------------------------------ ------------------------------ -----------------------------------
                                         Period from
                          Year ended  December 26, 2000   Year ended December 31,          Year ended December 31,
                         December 31,  to December 31,  ------------------------------ -----------------------------------
                             2001           2000          2001       2000      1999       2001        2000        1999
                         ------------ ----------------- ---------  ---------  -------- ----------  -----------  ----------
Investment income:
 Income -- Ordinary
  dividends.............    $    1           --            16,081      9,297    2,804       1,448        5,618      3,049
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............       --            --             2,367      2,010    2,165         886        1,654      1,866
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............       508           --             6,944      5,584    2,516       2,018        1,724        866
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Net investment income
 (expense)..............      (507)          --             6,770      1,703   (1,877)     (1,456)       2,240        317
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (796)           15          (48,530)     5,240   28,022     (47,931)     (20,425)    10,345
 Unrealized appreciation
  (depreciation) on
  investments...........     2,083           (14)        (134,587)  (104,078)  21,930     (19,350)    (101,453)    (1,242)
 Capital gain
  distributions.........         3           --            51,628     60,673    5,692         --        28,489      5,663
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........     1,290             1         (131,489)   (38,165)  55,644     (67,281)     (93,389)    14,766
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Increase (decrease) in
 net assets from
 operations.............    $  783             1         (124,719)   (36,462)  53,767     (68,737)     (91,149)    15,083
                            ======           ===        =========  =========  =======  ==========  ===========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                Variable Insurance Products Fund III -- Service
                                                    Class 2
                                -----------------------------------------------
                                                               Growth & Income
                                      Mid Cap Portfolio           Portfolio
                                ------------------------------ ----------------
                                                Period from      Period from
                                 Year ended  December 26, 2000 January 18, 2001
                                December 31,  to December 31,  to December 31,
                                    2001           2000              2001
                                ------------ ----------------- ----------------
Investment income:
  Income -- Ordinary
   dividends...................    $  --            --                   1
  Expenses -- Mortality and
   expense risk charges -- Type
   I (note 4)..................       --            --                 --
  Expenses -- Mortality and
   expense risk charges -- Type
   II (note 4).................       277           --                 389
                                   ------           ---             ------
Net investment income
 (expense).....................      (277)          --                (388)
                                   ------           ---             ------
Net realized and unrealized
 gain (loss) on investments:
  Net realized gain (loss).....      (197)           15               (459)
  Unrealized appreciation
   (depreciation) on
   investments.................     5,221           (13)              (800)
  Capital gain distributions...       --            --                   3
                                   ------           ---             ------
Net realized and unrealized
 gain (loss) on investments....     5,024             2             (1,256)
                                   ------           ---             ------
Increase (decrease) in net
 assets from operations........    $4,747             2             (1,644)
                                   ======           ===             ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                               Federated Insurance Series
                         -------------------------------------------------------------------------------
                            American Leaders           High Income Bond
                                 Fund II                    Fund II                Utility Fund II
                         -------------------------  -------------------------  -------------------------
                         Year ended December 31,    Year ended December 31,    Year ended December 31,
                         -------------------------  -------------------------  -------------------------
                           2001     2000    1999     2001     2000     1999     2001     2000     1999
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $ 10,434   5,560    3,192   43,741   30,830   15,467   15,059   11,457    6,452
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    2,314   2,080    1,774    1,622    1,346    1,149    1,479    1,623    1,634
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    3,321   2,274    1,482    1,592    1,092      583    1,870    1,209      602
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Net investment income
 (expense)..............    4,799   1,206      (64)  40,527   28,392   13,735   11,710    8,625    4,216
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (8,386) (5,539)   8,624  (19,309) (12,093)  (2,384) (12,211)     973    3,277
 Unrealized appreciation
  (depreciation) on
  investments...........  (44,740)  1,613  (17,252) (24,033) (51,127) (10,198) (70,258) (57,701) (16,132)
 Capital gain
  distributions.........    4,548  16,824   32,275      --       --     1,345      --     7,615   12,525
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (48,578) 12,898   23,647  (43,342) (63,220) (11,237) (82,469) (49,113)    (330)
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $(43,779) 14,104   23,583   (2,815) (34,828)   2,498  (70,759) (40,488)   3,886
                         ========  ======  =======  =======  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                              Federated Insurance
                  Federated Insurance Series       Series --
                          (continued)            Service Shares                     Alger American Fund
                  --------------------------- ------------------- ------------------------------------------------------------
                  International Small Company  High Income Bond      Small Capitalization
                            Fund II                 Fund II                Portfolio              LargeCap Growth Portfolio
                  --------------------------- ------------------- -----------------------------  -----------------------------
                          Period from             Period from
                      February 6, 2001 to      March 27, 2001 to    Year ended December 31,        Year ended December 31,
                         December 31,            December 31,     -----------------------------  -----------------------------
                             2001                    2001           2001       2000      1999      2001       2000      1999
                  --------------------------- ------------------- --------  ----------  -------  --------  ----------  -------
Investment
 income:
 Income --
   Ordinary
  dividends......            $--                      --               743         --       --     10,186         --     2,264
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  I (note 4).....             --                      --             6,426      11,091    9,129    13,924      15,002   13,062
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  II (note 4)....              34                     118            4,203       3,875    1,012    18,454      13,147    4,272
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Net investment
 income
 (expense).......             (34)                   (118)          (9,886)    (14,966) (10,141)  (22,192)    (28,149) (15,070)
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....             (40)                    (78)        (525,268)      2,186   (6,385) (640,911)     33,463  390,753
 Unrealized
  appreciation
  (depreciation)
  on
  investments....             404                    (419)         (54,181) (1,371,045) 405,230  (576,288) (1,302,238)  99,476
 Capital gain
  distributions..             --                      --                --     735,999  183,620   552,329     513,858  224,152
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Net realized and
 unrealized gain
 (loss) on
 investments.....             364                    (497)        (579,449)   (632,860) 582,465  (664,870)   (754,917) 714,381
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Increase
 (decrease) in
 net assets from
 operations......            $330                    (615)        (589,335)   (647,826) 572,324  (687,062)   (783,066) 699,311
                             ====                    ====         ========  ==========  =======  ========  ==========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  PBHG Insurance Series Fund, Inc.
                         --------------------------------------------------------
                           PBHG Large Cap Growth
                                 Portfolio            PBHG Growth II Portfolio
                           ---------------------      ---------------------------
                          Year ended December 31,      Year ended December 31,
                         ---------------------------  ---------------------------
                           2001       2000     1999     2001      2000     1999
                         ---------  --------  ------  --------  --------  -------
Investment income:
Income -- Ordinary
 dividends.............. $     --        --      --        --        --       --
Expenses -- Mortality
 and expense risk
 charges -- Type I
 (note 4)...............     2,481     2,179     606     1,849     2,932      569
Expenses -- Mortality
 and expense risk
 charges -- Type II
 (note 4)...............     3,443     1,291     209     3,690     3,508      410
                         ---------  --------  ------  --------  --------  -------
Net investment income
 (expense)..............    (5,924)   (3,470)   (815)   (5,539)   (6,440)    (979)
                         ---------  --------  ------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments:
Net realized gain
 (loss).................  (126,586)   26,713   5,563  (317,919)  (39,454)  34,202
Unrealized appreciation
 (depreciation) on
 investments............  (194,777) (140,754) 71,826  (176,939) (379,884)  81,393
Capital gain
 distributions..........       --     16,716     --        --     24,260      --
                         ---------  --------  ------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (321,363)  (97,325) 77,389  (494,858) (395,078) 115,595
                         ---------  --------  ------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $(327,287) (100,795) 76,574  (500,397) (401,518) 114,616
                         =========  ========  ======  ========  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                         Janus Aspen Series
                  -------------------------------------------------------------------------------------------------------
                    Aggressive Growth Portfolio             Growth Portfolio              Worldwide Growth Portfolio
                  ---------------------------------- ---------------------------------  ---------------------------------
                      Year ended December 31,            Year ended December 31,            Year ended December 31,
                  ---------------------------------- ---------------------------------  ---------------------------------
                     2001         2000       1999       2001        2000       1999        2001        2000       1999
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Investment
 income:
 Income --
   Ordinary
  dividends...... $       --          --      65,274      1,516       5,764     10,964      23,897      17,398     11,433
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  I (note 4).....      21,231      41,861     24,955     23,882      32,961     25,172      37,670      53,602     38,848
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  II (note 4)....      18,366      24,298      6,757     24,469      20,783      5,821      28,526      23,434      6,863
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Net investment
 income
 (expense).......     (39,597)    (66,159)    33,562    (46,835)    (47,980)   (20,029)    (42,299)    (59,638)   (34,278)
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (2,163,009)  1,590,590    861,331   (504,796)    926,526    379,537    (336,670)    863,289    404,104
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (945,349) (6,150,760) 3,141,869 (1,497,702) (2,851,716) 1,328,882  (2,197,594) (3,765,784) 3,266,899
 Capital gain
  distributions..         --    1,036,376    111,141     16,402     582,454     21,779      21,135     873,121        --
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (3,108,358) (3,523,794) 4,114,341 (1,986,096) (1,342,736) 1,730,198  (2,513,129) (2,029,374) 3,671,003
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets from
 operations...... $(3,147,955) (3,589,953) 4,147,903 (2,032,931) (1,390,716) 1,710,169  (2,555,428) (2,089,012) 3,636,725
                  ===========  ==========  ========= ==========  ==========  =========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                    Janus Aspen Series (continued)
                         --------------------------------------------------------------------------------------------
                             Balanced Portfolio       Flexible Income Portfolio    International Growth Portfolio
                         ---------------------------- ---------------------------  ----------------------------------
                          Year ended December 31,      Year ended December 31,         Year ended December 31,
                         ---------------------------- ---------------------------  ----------------------------------
                           2001       2000     1999     2001     2000      1999       2001        2000       1999
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ----------
Investment income:
 Income -- Ordinary
  dividends............. $  71,790    37,643   43,936   14,946    5,264    12,568      10,773       9,018      2,819
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    13,094    11,335    9,328      763      522       715       6,476       8,171      4,231
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    23,448    10,397    3,366    2,602    1,197       511      12,735      12,438      4,585
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Net investment income
 (expense)..............    35,248    15,911   31,242   11,581    3,545    11,342      (8,438)    (11,591)    (5,997)
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (31,657)   99,542   79,219    3,126   (3,171)   (1,786)   (248,523)    242,420     54,154
 Unrealized appreciation
  (depreciation) on
  investments...........  (345,870) (526,341) 321,542      518    6,251    (8,109)   (518,693)   (990,444)   923,354
 Capital gain
  distributions.........    67,312   288,437      --    14,150    7,790       566      18,619     133,743        --
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (310,215) (138,362) 400,761   17,794   10,870    (9,329)   (748,597)   (614,281)   977,508
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations............. $(274,967) (122,451) 432,003   29,375   14,415     2,013    (757,035)   (625,872)   971,511
                         =========  ========  ======= ======== ========  ========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                     Janus Aspen Series
                                                        (continued)
                                                ------------------------------
                                                    Capital Appreciation
                                                         Portfolio
                                                ------------------------------
                                                  Year ended December 31,
                                                ------------------------------
                                                  2001        2000      1999
                                                ---------  ----------  -------
Investment income:
  Income -- Ordinary dividends................. $  14,349      18,596      509
  Expenses -- Mortality and expense risk
   charges -- Type I (note 4)..................     3,909       5,528    3,352
  Expenses -- Mortality and expense risk
   charges -- Type II (note 4).................    19,036      16,675    4,381
                                                ---------  ----------  -------
Net investment income (expense)................    (8,596)     (3,607)  (7,224)
                                                ---------  ----------  -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).....................  (389,507)    187,808   82,791
  Unrealized appreciation (depreciation) on
   investments.................................  (485,835) (1,022,359) 513,292
  Capital gain distributions...................    25,976      23,952    5,853
                                                ---------  ----------  -------
Net realized and unrealized gain (loss) on
 investments...................................  (849,366)   (810,599) 601,936
                                                ---------  ----------  -------
Increase (decrease) in net assets from
 operations.................................... $(857,962)   (814,206) 594,712
                                                =========  ==========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                 Janus Aspen Series -- Service Shares
                  --------------------------------------------------------------------------------------------------------
                                                                       Aggressive    Capital     Worldwide   International
                    Global Life Sciences        Global Technology        Growth    Appreciation    Growth       Growth
                          Portfolio                 Portfolio          Portfolio    Portfolio    Portfolio     Portfolio
                  ------------------------- ------------------------- ------------ ------------ ------------ -------------
                               Period from               Period from  Period from  Period from  Period from   Period from
                                 May 29,                    May 4,    January 24,  January 24,  January 24,   February 8,
                   Year ended    2000 to     Year ended    2000 to      2001 to      2001 to      2001 to       2001 to
                  December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                      2001         2000         2001         2000         2001         2001         2001         2001
                  ------------ ------------ ------------ ------------ ------------ ------------ ------------ -------------
Investment
 income:
 Income --
   Ordinary
  dividends......   $    --          --           --           827          --           223          106          161
 Expenses --
   Mortality and
  expense risk
  charges --
   Type I
  (note 4).......        336         134          311          178          --           --           --           --
 Expenses --
   Mortality and
  expense risk
  charges --
   Type II
  (note 4).......      1,036         195          557          219          421          320          571          478
                    --------      ------      -------      -------      -------       ------      -------       ------
Net investment
 income
 (expense).......     (1,372)       (329)        (868)         430         (421)         (97)        (465)        (317)
                    --------      ------      -------      -------      -------       ------      -------       ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (11,785)        268      (35,371)      (3,121)      (3,531)      (1,703)      (2,767)      (1,167)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (21,957)     13,723      (26,150)     (58,896)     (15,833)      (5,044)      (9,532)      (8,121)
 Capital gain
  distributions..        --          --           886          --           --           268          202          464
                    --------      ------      -------      -------      -------       ------      -------       ------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (33,742)     13,991      (60,635)     (62,017)     (19,364)      (6,479)     (12,097)      (8,824)
                    --------      ------      -------      -------      -------       ------      -------       ------
Increase
 (decrease) in
 net assets from
 operations......   $(35,114)     13,662      (61,503)     (61,587)     (19,785)      (6,576)     (12,562)      (9,141)
                    ========      ======      =======      =======      =======       ======      =======       ======
                    Balanced      Growth
                   Portfolio    Portfolio
                  ------------ ------------
                  Period from  Period from
                   January 8,  February 9,
                    2001 to      2001 to
                  December 31, December 31,
                      2001         2001
                  ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends......     4,780          --
 Expenses --
   Mortality and
  expense risk
  charges --
   Type I
  (note 4).......       --           --
 Expenses --
   Mortality and
  expense risk
  charges --
   Type II
  (note 4).......     1,801          471
                  ------------ ------------
Net investment
 income
 (expense).......     2,979         (471)
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (1,637)      (2,304)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (8,116)     (14,119)
 Capital gain
  distributions..     2,481          169
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (7,272)     (16,254)
                  ------------ ------------
Increase
 (decrease) in
 net assets from
 operations......    (4,293)     (16,725)
                  ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 Goldman Sachs Variable Insurance Trust
                               -----------------------------------------------
                                    Growth and
                                   Income Fund           Mid Cap Value Fund
                               ----------------------  -----------------------
                                    Year ended               Year ended
                                   December 31,             December 31,
                               ----------------------  -----------------------
                                 2001     2000   1999   2001    2000     1999
                               --------  ------  ----  ------- -------  ------
Investment income:
Income -- Ordinary
 dividends...................  $    557     427   242   11,248   3,725   3,355
Expenses -- Mortality and
 expense risk charges -- Type
 I (note 4)..................        30      11     3    1,780   1,012     293
Expenses -- Mortality and
 expense risk charges -- Type
 II (note 4).................       783     535   112    4,658   1,161     448
                               --------  ------  ----  ------- -------  ------
Net investment income
 (expense)...................      (256)   (119)  127    4,810   1,552   2,614
                               --------  ------  ----  ------- -------  ------
Net realized and unrealized
 gain (loss) on investments:
Net realized gain (loss).....    (3,274)    480   585   36,070 (24,105)     87
Unrealized appreciation
 (depreciation) on
 investments.................    (7,580) (5,835) (222)   3,206  73,668  (2,647)
Capital gain distributions...       --      --    --    58,096  12,030     --
                               --------  ------  ----  ------- -------  ------
Net realized and unrealized
 gain (loss) on investments..   (10,854) (5,355)  363   97,372  61,593  (2,560)
                               --------  ------  ----  ------- -------  ------
Increase (decrease) in net
 assets from operations......  $(11,110) (5,474)  490  102,182  63,145      54
                               ========  ======  ====  ======= =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                   Salomon Brothers Variable Series Funds Inc.
                         --------------------------------------------------------------------------
                         Strategic Bond Fund       Investors Fund         Total Return Fund
                         ----------------------  --------------------- ----------------------------
                              Year ended             Year ended
                             December 31,           December 31,       Year ended December 31,
                         ----------------------  --------------------- ----------------------------
                          2001    2000    1999    2001     2000   1999  2001       2000      1999
                         -------  -----  ------  -------  ------  ---- --------  ---------  -------
Investment income:
 Income -- Ordinary
  dividends............. $11,601  5,918   2,773    5,735   2,505   44     1,304        210      27
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............     112      5     --     1,853     155   14        77         23       4
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............   1,283    542     163    2,985     644    6       192          4     --
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Net investment income
 (expense)..............  10,206  5,371   2,610      897   1,706   24     1,035        183      23
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,040    490       3   (6,871)   (538)  22       (93)      (785)     (1)
 Unrealized appreciation
  (depreciation) on
  investments...........    (656)  (671) (1,908) (46,707) (3,818) 232      (356)      (349)    (37)
 Capital gain
  distributions.........     --     --      --     7,551  10,551  --        --         --      --
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Net realized and
 unrealized gain (loss)
 on investments.........     384   (181) (1,905) (46,027)  6,195  254      (449)    (1,134)    (38)
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Increase (decrease) in
 net assets from
 operations............. $10,590  5,190     705  (45,130)  7,901  278       586       (951)    (15)
                         =======  =====  ======  =======  ======  ===  ========  =========  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                    Dreyfus
                         -------------------------------------------------------------
                              The Dreyfus Socially      Dreyfus Investment Portfolios-
                         Responsible Growth Fund, Inc.    Emerging Markets Portfolio
                         ------------------------------ ------------------------------
                                                                 Period from
                                         Period from            April 6, 2001
                          Year ended  December 26, 2000               to
                         December 31,        to                  December 31,
                             2001     December 31, 2000              2001
                         ------------ ----------------- ------------------------------
Investment income:
  Income -- Ordinary
   dividends............   $    15           --                       37
  Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4).............       --            --                      --
  Expenses -- Mortality
   and expense risk
   charges -- Type II
   (note 4).............        97           --                       18
                           -------           ---                     ---
Net investment income
 (expense)..............       (82)          --                       19
                           -------           ---                     ---
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............      (728)           15                     (18)
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (1,305)          (14)                    383
  Capital gain
   distributions........       --            --                      --
                           -------           ---                     ---
Net realized and
 unrealized gain (loss)
 on investments.........    (2,033)            1                     365
                           -------           ---                     ---
Increase (decrease) in
 net assets from
 operations.............   $(2,115)            1                     384
                           =======           ===                     ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                            MFS Variable Insurance Trust                      Rydex Variable Trust
                         ------------------------------------------------------------------ -------------------------
                                                   MFS Investors MFS Investors     MFS
                                                   Growth Stock      Trust       Utility
                         MFS New Discovery Series     Series        Series        Series            OTC Fund
                         ------------------------- ------------- ------------- ------------ -------------------------
                                      Period from   Period from   Period from  Period from               Period from
                                      December 26,  January 23,  February 14,   March 14,                December 26,
                          Year ended    2000 to       2001 to       2001 to      2001 to     Year ended    2000 to
                         December 31, December 31, December 31,  December 31,  December 31, December 31, December 31,
                             2001         2000         2001          2001          2001         2001         2000
                         ------------ ------------ ------------- ------------- ------------ ------------ ------------
Investment income:
 Income -- Ordinary
  dividends.............    $  --         --               3            35         2,118          --         --
 Expenses -- Mortality
  and expense risk
  charges --
   Type I (note 4)......       --         --             --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges --
   Type II (note 4).....       148        --             136           219           652           77        --
                            ------        ---          -----        ------       -------       ------        ---
Net investment income
 (expense)..............      (148)       --            (133)         (184)        1,466          (77)       --
                            ------        ---          -----        ------       -------       ------        ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (261)        15           (319)         (331)       (4,518)        (710)        10
 Unrealized appreciation
  (depreciation) on
  investments...........     5,912        (13)         3,183        (1,568)      (30,109)        (657)       (10)
 Capital gain
  distributions.........        23        --              34           190         5,580          --         --
                            ------        ---          -----        ------       -------       ------        ---
Net realized and
 unrealized gain (loss)
 on investments.........     5,674          2          2,898        (1,709)      (29,047)      (1,367)       --
                            ------        ---          -----        ------       -------       ------        ---
Increase (decrease) in
 net assets from
 operations.............    $5,526          2          2,765        (1,893)      (27,581)      (1,444)       --
                            ======        ===          =====        ======       =======       ======        ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                Alliance Variable Products Series Fund, Inc.
                             ---------------------------------------------------
                                                        Growth and
                                                          Income       Quasar
                             Premier Growth Portfolio   Portfolio    Portfolio
                             ------------------------- ------------ ------------
                                          Period from  Period from  Period from
                                          December 26, February 6,  February 8,
                              Year ended    2000 to      2001 to      2001 to
                             December 31, December 31, December 31, December 31,
                                 2001         2000         2001         2001
                             ------------ ------------ ------------ ------------
Investment income:
  Income -- Ordinary
   dividends...............    $   --         --             865         --
  Expenses -- Mortality and
   expense risk charges --
    Type I (note 4)........        --         --             --          --
  Expenses -- Mortality and
   expense risk charges --
    Type II (note 4).......        478        --           1,268          87
                               -------        ---         ------        ----
Net investment income
 (expense).................       (478)       --            (403)        (87)
                               -------        ---         ------        ----
Net realized and unrealized
 gain (loss) on
 investments:
  Net realized gain
   (loss)..................     (1,431)        15         (1,604)       (723)
  Unrealized appreciation
   (depreciation) on
   investments.............     (8,996)       (15)        (7,562)       (488)
  Capital gain
   distributions...........      4,460        --           6,702         391
                               -------        ---         ------        ----
Net realized and unrealized
 gain (loss) on
 investments...............     (5,967)       --          (2,464)       (820)
                               -------        ---         ------        ----
Increase (decrease) in net
 assets from operations....    $(6,445)       --          (2,867)       (907)
                               =======        ===         ======        ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                          AIM Variable Insurance Funds, Inc.                      PIMCO Variable Insurance Trust
                  --------------------------------------------------- ------------------------------------------------------
                                                           AIM V.I.                   Long-Term     High Yield  Total Return
                      AIM V.I. Capital        AIM V.I.      Value     Foreign Bond U.S. Government     Bond         Bond
                      Appreciation Fund     Growth Fund      Fund      Portfolio   Bond Portfolio   Portfolio    Portfolio
                  ------------------------- ------------ ------------ ------------ --------------- ------------ ------------
                               Period from  Period from  Period from                 Period from   Period from  Period from
                               December 26, February 9,  February 19,                February 9,   February 8,  February 6,
                   Year ended    2000 to      2001 to      2001 to     Year ended      2001 to       2001 to      2001 to
                  December 31, December 31, December 31, December 31, December 31,  December 31,   December 31, December 31,
                      2001         2000         2001         2001         2001          2001           2001         2001
                  ------------ ------------ ------------ ------------ ------------ --------------- ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends......   $   --         --             186          185        119           1,668          1,655        1,664
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  I (note 4).....       --         --             --           --         --              --             --           --
 Expenses --
  Mortality and
  expense risk
  charges -- Type
  II (note 4)....       308        --             321          488         25             255            150          275
                    -------        ---         ------       ------        ---          ------         ------       ------
Net investment
 income
 (expense).......      (308)       --            (135)        (303)        94           1,413          1,505        1,389
                    -------        ---         ------       ------        ---          ------         ------       ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (1,557)        15         (1,284)      (1,319)        16              34           (200)          76
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (8,874)       (14)        (6,274)      (5,561)        35          (4,415)          (875)      (1,726)
 Capital gain
  distributions..     7,510        --             --         2,806        --            3,287            --         2,082
                    -------        ---         ------       ------        ---          ------         ------       ------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (2,921)         1         (7,558)      (4,074)        51          (1,094)        (1,075)         432
                    -------        ---         ------       ------        ---          ------         ------       ------
Increase
 (decrease) in
 net assets from
 operations......   $(3,229)         1         (7,693)      (4,377)       145             319            430        1,821
                    =======        ===         ======       ======        ===          ======         ======       ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                       GE Investments Funds, Inc.
                   ----------------------------------------------------------------------------------------------------------
                          S&P 500 Index Fund                    Money Market Fund                  Total Return Fund
                   -----------------------------------  -----------------------------------  --------------------------------
                        Year ended December 31,              Year ended December 31,            Year ended December 31,
                   -----------------------------------  -----------------------------------  --------------------------------
                       2001         2000       1999        2001        2000         1999        2001       2000       1999
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......  $     41,037      20,083     11,612     261,435      364,565     223,302      17,205     85,613     57,566
 Net realized
  gain (loss)....      (241,043)    369,151    367,307         --           --            3     (69,715)    33,478     10,066
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (1,390,103) (1,654,687)   797,281         --           --           (3)   (168,952)  (117,815)   319,427
 Capital gain
  distributions..       142,797     197,387     82,915         --           --          --       22,821    175,795    102,400
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
  Increase
   (decrease) in
   net assets
   from
   operations....    (1,447,312) (1,068,066) 1,259,115     261,435      364,565     223,302    (198,641)   177,071    489,459
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums....     3,715,507   3,412,694  2,348,331  10,363,439   13,180,675   7,117,726     473,317    333,781    251,092
 Loan interest...        (5,026)     (5,227)      (199)     (1,929)      (6,351)        132      (1,352)       (65)      (279)
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity:
 Death benefits..        (3,222)    (12,065)   (10,568)    (18,829)        (649)        --      (14,229)       --     (16,660)
 Surrenders......      (343,512)   (367,160)  (226,385)   (525,461)    (291,605)   (143,091) (2,358,024)   (45,274)   (23,097)
 Loans...........      (118,177)    (33,079)  (147,819)   (416,073)    (441,223)   (382,888)    (66,062)   (29,824)   (24,984)
 Cost of
  insurance and
  administrative
  expense (note
  4).............    (1,287,498)   (961,590)  (761,285)   (973,595)    (700,630)   (488,436)   (445,803)  (403,065)  (406,244)
 Transfer gain
  (loss) and
  transfer fees..        (8,482)      1,907     (1,620)     28,566        4,166      (7,217)        468     (1,634)      (706)
 Transfers (to)
  from the
  Guarantee
  Account........           --           96        --          --           --          --          --         --         --
 Interfund
  transfers......       765,706     808,447    702,040  (6,345,494) (10,036,753) (5,024,217)     29,095     67,090    (27,330)
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..     2,715,296   2,844,023  1,902,495   2,110,624    1,707,630   1,072,009  (2,382,590)   (78,991)  (248,208)
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
Increase
 (decrease) in
 net assets......     1,267,984   1,775,957  3,161,610   2,372,059    2,072,195   1,295,311  (2,581,231)    98,080    241,251
Net assets at
 beginning of
 year............    10,245,247   8,469,290  5,307,680   7,439,097    5,366,902   4,071,591   4,417,034  4,318,954  4,077,703
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
Net assets at end
 of period.......  $ 11,513,231  10,245,247  8,469,290   9,811,156    7,439,097   5,366,902   1,835,803  4,417,034  4,318,954
                   ============  ==========  =========  ==========  ===========  ==========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                           GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------------------
                                                       Real Estate Securities
                          International Equity Fund             Fund                Global Income Fund
                          ---------------------------  -------------------------  ------------------------
                                                                                   Year ended December
                           Year ended December 31,     Year ended December 31,             31,
                          ---------------------------  -------------------------  ------------------------
                            2001      2000     1999     2001     2000     1999     2001     2000     1999
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,329      (332)    (654)  27,361   21,293   20,269     (953)    (475)    858
 Net realized gain
  (loss)................   (23,637)    6,362    5,881   21,020   (2,380) (14,908)    (439)  (1,161)   (128)
 Unrealized appreciation
  (depreciation) on
  investments...........   (69,841) (103,450)  34,706   25,627  129,283  (10,218)  (2,041)     548  (4,715)
 Capital gain
  distributions.........     1,787    53,038   16,048    9,374    2,638    1,216      --       --       95
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
  Increase (decrease) in
   net assets from
   operations...........   (90,362)  (44,382)  55,981   83,382  150,834   (3,641)  (3,433)  (1,088) (3,890)
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
From capital
 transactions:
 Net premiums...........   163,122   137,598  152,398  180,106  134,428  121,762   49,071   28,092  23,325
 Loan interest..........        94        (1)      14      (39)      28       47      --       --      --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       --        --    (7,573)  (5,470)     --   (11,787)     --       --      --
 Surrenders.............     1,521   (23,625)     (86) (27,417)  (7,402)  (1,244)    (231)     --   (1,142)
 Loans..................    (2,509)   (2,706) (24,626)  (1,285)  (6,672) (51,101)    (168)     --      --
 Cost of insurance and
  administrative expense
  (note 4)..............   (35,400)  (28,911)     (40) (94,415) (54,400)     (90) (13,499)  (8,183) (5,884)
 Transfer gain (loss)
  and transfer fees.....      (407)    2,417      --      (120)      71      --        12       (5)     66
 Transfers (to) from the
  Guarantee Account.....       --        --       --       --       --       --       --       --      --
 Interfund transfers....    25,090    60,560  (27,880) 129,420   68,374   22,778    3,620   (1,609) 37,663
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   151,511   145,332   92,207  180,780  134,427   80,365   38,805   18,295  54,028
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
Increase (decrease) in
 net assets.............    61,149   100,950  148,188  264,162  285,261   76,724   35,372   17,207  50,138
Net assets at beginning
 of year................   364,887   263,937  115,749  706,031  420,770  344,046  103,476   86,269  36,131
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
Net assets at end of
 period.................  $426,036   364,887  263,937  970,193  706,031  420,770  138,848  103,476  86,269
                          ========  ========  =======  =======  =======  =======  =======  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                              GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------------------------
                          Mid-Cap Value Equity Fund           Income Fund               U.S. Equity Fund
                          ----------------------------  -------------------------  -----------------------------
                           Year ended December 31,      Year ended December 31,      Year ended December 31,
                          ----------------------------  -------------------------  -----------------------------
                             2001      2000     1999     2001     2000     1999      2001       2000      1999
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    1,957    2,661    1,738   31,953   29,038   18,370        349      2,850      223
 Net realized gain
  (loss)................      11,651   12,924   14,236    8,257   (1,516)     (78)   (38,750)    11,564    2,835
 Unrealized appreciation
  (depreciation) on
  investments...........     (51,905)  26,637   22,084    4,061   18,549  (28,051)   (64,708)   (73,997)   6,670
 Capital gain
  distributions.........      49,463   26,834      --       --       --       662      4,651     47,509   10,093
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
  Increase (decrease) in
   net assets from
   operations...........      11,166   69,056   38,058   44,271   46,071   (9,097)   (98,458)   (12,074)  19,821
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
From capital
 transactions:
 Net premiums...........     440,256  261,618  219,094  218,541   91,288   68,061    339,189  1,015,166  137,612
 Loan interest..........         720     (171)     (57)     241       60       11     (3,354)        (4)     --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (9,928) (11,287) (10,051)     --    (2,340)     --        (413)       --       --
 Surrenders.............      (6,251)    (995)  (4,932) (19,467) (11,208)  (3,866)    (7,880)       (48)    (462)
 Loans..................      (4,587)  (2,425) (20,880) (65,525)  (8,163)  (2,087)    (8,626)  (245,449)     --
 Cost of insurance and
  administrative expense
  (note 4)..............    (122,026) (61,515) (40,864) (62,355) (37,715) (34,405)  (110,537)   (57,642) (26,579)
 Transfer gain (loss)
  and transfer fees.....      (5,375)  (7,220)  (8,769)     540     (391)    (166)    (3,744)   (39,714)  (9,921)
 Transfers (to) from the
  Guarantee Account.....         --       --       --       --       --       --         --         --       --
 Interfund transfers....     314,907  (12,847) 167,398  109,924   60,679  (45,407)   142,407    111,757   38,985
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     607,716  165,158  300,939  181,899   92,210  (17,859)   347,042    784,066  139,635
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets.............     618,882  234,214  338,997  226,170  138,281  (26,956)   248,584    813,349  168,918
Net assets at beginning
 of year................     785,557  551,343  212,346  544,869  406,588  433,544  1,033,212    219,863   50,945
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
Net assets at end of
 period.................  $1,404,439  785,557  551,343  771,039  544,869  406,588  1,281,796  1,033,212  219,863
                          ==========  =======  =======  =======  =======  =======  =========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                       GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------------------
                                                               Value Equity   Small-Cap Value
                            Premier Growth Equity Fund             Fund         Equity Fund
                         ----------------------------------- ---------------- ----------------
                            Year ended         Period from     Period from      Period from
                           December 31,      June 9, 1999 to February 8, 2001 February 6, 2001
                         ------------------   December 31,   to December 31,  to December 31,
                           2001      2000         1999             2001             2001
                         ---------  -------  --------------- ---------------- ----------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $  (4,635)  (1,657)         (95)            244               37
  Net realized gain
   (loss)...............   (31,948)   4,260          344            (235)             138
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (63,850) (64,695)      13,285             381            5,001
  Capital gain
   distributions........    27,619   34,574        4,011             --             2,827
                         ---------  -------      -------          ------          -------
      Increase
       (decrease) in net
       assets from
       operations.......   (72,814) (27,518)      17,545             390            8,003
                         ---------  -------      -------          ------          -------
From capital
 transactions:
  Net premiums..........   452,145  310,829       35,871          63,094           88,486
  Loan interest.........      (442)     (22)         --              --               --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......       --       --           --              --               --
    Surrenders..........    (6,043) (22,123)         --              --               --
    Loans...............   (22,764)  (7,398)         --              --            (1,095)
    Cost of insurance
     and administrative
     expense (note 4)...  (143,575) (57,487)      (5,472)         (6,363)          (8,524)
    Transfer gain (loss)
     and transfer fees..    (2,700)     227        1,248            (199)          (1,564)
    Transfers (to) from
     the Guarantee
     Account............       --       --           --              --               --
  Interfund transfers...   124,023  283,767       88,483          18,310           19,639
                         ---------  -------      -------          ------          -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....   400,644  507,793      120,130          74,842           96,942
                         ---------  -------      -------          ------          -------
Increase (decrease) in
 net assets.............   327,830  480,275      137,675          75,232          104,945
Net assets at beginning
 of year................   617,950  137,675          --              --               --
                         ---------  -------      -------          ------          -------
Net assets at end of
 period................. $ 945,780  617,950      137,675          75,232          104,945
                         =========  =======      =======          ======          =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Oppenheimer Variable Account Funds
                          --------------------------------------------------------------
                                 Bond Fund/VA            Capital Appreciation Fund/VA
                          ----------------------------  --------------------------------
                           Year ended December 31,         Year ended December 31,
                          ----------------------------  --------------------------------
                             2001      2000     1999       2001       2000       1999
                          ----------  -------  -------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   53,360   45,734   18,170      (5,081)   (32,555)   (15,766)
 Net realized gain
  (loss)................         283  (17,389)  (1,863)    (57,828)   341,073    205,534
 Unrealized appreciation
  (depreciation) on
  investments...........       1,054    6,329  (29,542) (1,272,757)  (741,677) 1,083,816
 Capital gain
  distributions.........         --       --     2,165     521,076    340,197    130,214
                          ----------  -------  -------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........      54,697   34,674  (11,070)   (814,590)   (92,962) 1,403,798
                          ----------  -------  -------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........     189,923  154,114  148,327   1,071,529  1,083,344    823,296
 Loan interest..........        (546)    (422)      18      (4,811)    (2,064)      (802)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --      (711)     --      (12,006)       --      (3,528)
 Surrenders.............     (22,364) (29,789) (13,864)    (94,578)  (210,937)  (104,939)
 Loans..................      (2,681)  (6,652)    (838)    (75,457)   (41,303)   (44,498)
 Cost of insurance and
  administrative expense
  (note 4)..............    (103,621) (64,402) (63,471)   (471,327)  (358,047)  (302,052)
 Transfer gain (loss)
  and transfer fees.....         688     (231)     211      (2,636)     6,844       (383)
 Transfers (to) from the
  Guarantee Account.....         --       --       --          --         135        --
 Interfund transfers....     254,818    6,376  108,262     381,762    247,162    (28,758)
                          ----------  -------  -------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     316,217   58,283  178,645     792,476    725,134    338,336
                          ----------  -------  -------  ----------  ---------  ---------
Increase (decrease) in
 net assets.............     370,914   92,957  167,575     (22,114)   632,172  1,742,134
Net assets at beginning
 of year................     730,981  638,024  470,449   5,603,179  4,971,007  3,228,873
                          ----------  -------  -------  ----------  ---------  ---------
Net assets at end of
 period.................  $1,101,895  730,981  638,024   5,581,065  5,603,179  4,971,007
                          ==========  =======  =======  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  Oppenheimer Variable Account Funds (continued)
                          -------------------------------------------------------------------
                             Aggressive Growth Fund/VA             High Income Fund/VA
                          ----------------------------------  -------------------------------
                              Year ended December 31,            Year ended December 31,
                          ----------------------------------  -------------------------------
                             2001         2000       1999       2001       2000       1999
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    13,079     (56,204)   (32,351)   278,714    202,953    114,888
 Net realized gain
  (loss)................     (867,864)  1,589,430    393,176    (64,193)   (51,805)    (9,827)
 Unrealized appreciation
  (depreciation) on
  investments...........   (2,024,100) (2,708,169) 2,690,916   (185,472)  (245,369)   (37,389)
 Capital gain
  distributions.........      759,549     272,808        --         --         --         --
                          -----------  ----------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........   (2,119,336)   (902,135) 3,051,741     29,049    (94,221)    67,672
                          -----------  ----------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    1,125,573   1,297,342    706,892    393,755    374,363    445,041
 Loan interest..........       (7,533)     (8,257)      (459)    (1,623)      (717)       890
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         (500)     (5,763)    (2,341)       --         --        (215)
 Surrenders.............     (213,564)   (840,901)  (160,601)   (48,712)   (72,713)   (82,275)
 Loans..................     (170,906)   (104,373)  (187,114)   (35,396)    (6,121)   (44,238)
 Cost of insurance and
  administrative expense
  (note 4)..............     (458,349)   (457,737)  (345,495)  (208,105)  (153,413)  (170,939)
 Transfer gain (loss)
  and transfer fees.....           11     (48,749)    (9,130)     1,304         (7)    (1,499)
 Transfers (to) from the
  Guarantee Account.....          --          --         --         --          79         (4)
 Interfund transfers....      (97,295)  1,141,624   (235,950)    61,293    621,109     43,275
                          -----------  ----------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........      177,437     973,186   (234,198)   162,516    762,580    190,036
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............   (1,941,899)     71,051  2,817,543    191,565    668,359    257,708
Net assets at beginning
 of year................    6,715,541   6,644,490  3,826,947  2,780,675  2,112,316  1,854,608
                          -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $ 4,773,642   6,715,541  6,644,490  2,972,240  2,780,675  2,112,316
                          ===========  ==========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Oppenheimer Variable Account    Oppenheimer Variable Account Funds --
                              Funds (continued)                     Class 2 Shares
                         ----------------------------    -------------------------------------
                                                                               Main Street
                                                         Global Securities   Growth & Income
                         Multiple Strategies Fund/VA          Fund/VA            Fund/VA
                         ------------------------------  ------------------ ------------------
                           Year ended December 31,          Period from        Period from
                         ------------------------------  January 8, 2001 to January 8, 2001 to
                            2001       2000      1999    December 31, 2001  December 31, 2001
                         ----------  ---------  -------  ------------------ ------------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $   41,783     38,760   23,700          (450)              (559)
  Net realized gain
   (loss)...............    (16,984)     8,523   12,030        (2,033)              (843)
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (74,627)   (56,039)  16,700        (2,527)            (2,536)
  Capital gain
   distributions........     69,177     67,524   43,483         2,295                --
                         ----------  ---------  -------       -------            -------
      Increase
       (decrease) in net
       assets from
       operations.......     19,349     58,768   95,913        (2,715)            (3,938)
                         ----------  ---------  -------       -------            -------
From capital
 transactions:
  Net premiums..........    259,724    337,229  193,685       145,286            144,665
  Loan interest.........       (362)      (204)      (5)          --                 --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:                                                       --                 --
    Death benefits......        --         --      (253)          --                 --
    Surrenders..........   (189,587)   (53,311) (26,225)       (1,649)               --
    Loans...............     (3,177)    (8,792)  (8,254)       (1,703)               --
    Cost of insurance
     and administrative
     expense (note 4)...   (116,135)   (70,787) (68,019)      (15,634)           (19,487)
    Transfer gain (loss)
     and transfer fees..     (2,575)    (1,814)    (182)          327               (139)
    Transfers (to) from
     the Guarantee
     Account............        --         --       --            --                 --
  Interfund transfers...    115,190     70,636  (53,287)       58,488             53,086
                         ----------  ---------  -------       -------            -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....     63,078    272,957   37,460       185,115            178,125
                         ----------  ---------  -------       -------            -------
Increase (decrease) in
 net assets.............     82,427    331,725  133,373       182,400            174,187
Net assets at beginning
 of year................  1,311,155    979,430  846,057           --                 --
                         ----------  ---------  -------       -------            -------
Net assets at end of
 period................. $1,393,582  1,311,155  979,430       182,400            174,187
                         ==========  =========  =======       =======            =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                      Variable Insurance Products Fund
                        -----------------------------------------------------------------------------------------------------
                           Equity-Income Portfolio                Growth Portfolio                 Overseas Portfolio
                        --------------------------------  ----------------------------------  -------------------------------
                           Year ended December 31,            Year ended December 31,            Year ended December 31,
                        --------------------------------  ----------------------------------  -------------------------------
                           2001       2000       1999        2001        2000        1999       2001       2000       1999
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)...........  $   74,342     65,482     51,476     (55,883)    (64,333)    (42,481)    91,586     20,736     15,836
 Net realized gain
  (loss)..............     (18,170)    73,790    273,786    (617,911)    398,024     453,879   (138,056)    57,421    112,501
 Unrealized
  appreciation
  (depreciation) on
  investments.........    (877,761)   (25,951)  (193,819) (1,874,368) (2,754,089)  1,452,235   (619,667)  (896,242)   685,935
 Capital gain
  distributions.......     363,289    432,830    224,259     662,803   1,130,176     864,641    167,022    249,470     53,190
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
  Increase (decrease)
   in net assets from
   operations.........    (458,300)   546,151    355,702  (1,885,359) (1,290,222)  2,728,274   (499,115)  (568,615)   867,462
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums.........   1,118,104  1,462,253  1,437,479   1,529,238   2,000,171   1,388,701    331,330    299,243    364,398
 Loan interest........     (11,426)    (2,861)       956      (8,246)     (6,381)     (4,205)    (2,307)      (862)      (189)
 Transfers (to) from
  the general account
  of GE Life and
  Annuity:
 Death benefits.......      (1,602)   (44,417)   (26,021)       (479)     (5,738)    (14,970)    (1,189)       --      (3,758)
 Surrenders...........    (194,252)  (333,879)  (195,718)   (331,207)   (508,978)   (438,334)   (71,236)  (175,642)   (92,920)
 Loans................     (97,491)   (33,487)  (150,364)    (72,721)   (128,213)   (133,503)   (26,364)   (35,474)   (37,514)
 Cost of insurance and
  administrative
  expense (note 4)....    (606,262)  (491,665)  (579,765)   (764,274)   (685,241)   (614,236)  (145,824)  (155,987)  (164,565)
 Transfer gain (loss)
  and transfer fees...      (3,345)    (6,693)    (4,942)     14,290        (442)    (14,687)    (1,352)     3,634     (2,197)
 Transfers (to) from
  the Guarantee
  Account.............         --          85        --          --          208         --         --         344        --
 Interfund transfers..     265,741   (254,327)  (644,610)    (63,123)    206,956    (344,635)   (41,347)   (38,525)   (89,327)
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
  Increase (decrease)
   in net assets from
   capital
   transactions.......     469,467    295,009   (162,985)    303,478     872,342    (175,869)    41,711   (103,269)   (26,072)
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets...........      11,167    841,160    192,717  (1,581,881)   (417,880)  2,552,405   (457,404)  (671,884)   841,390
Net assets at
 beginning of year....   7,746,965  6,905,805  6,713,088   9,960,778  10,378,658   7,826,253  2,213,423  2,885,307  2,043,917
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Net assets at end of
 period...............  $7,758,132  7,746,965  6,905,805   8,378,897   9,960,778  10,378,658  1,756,019  2,213,423  2,885,307
                        ==========  =========  =========  ==========  ==========  ==========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Variable Insurance Products
                                     Fund --
                                 Service Class 2                      Variable Insurance Products Fund II
                        --------------------------------- -----------------------------------------------------------------
                         Equity-Income
                           Portfolio     Growth Portfolio    Asset Manager Portfolio            Contrafund Portfolio
                        ---------------- ---------------- -------------------------------  --------------------------------
                          Period from      Period from
                        January 24, 2001 January 24, 2001    Year ended December 31,          Year ended December 31,
                        to December 31,  to December 31,  -------------------------------  --------------------------------
                              2001             2001         2001       2000       1999       2001        2000       1999
                        ---------------- ---------------- ---------  ---------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)...........      $   (650)         (1,483)       150,241    123,489    119,444      5,207     (23,339)   (11,736)
 Net realized gain
  (loss)..............        (1,555)         (4,153)       (92,739)    23,604     64,747   (250,115)    120,743    354,876
 Unrealized
  appreciation
  (depreciation) on
  investments.........        (1,137)        (15,912)      (351,254)  (739,967)    89,931   (758,337) (1,216,788)   425,779
 Capital gain
  distributions.......            86              30         67,666    370,224    195,289    167,353     632,524    135,201
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
  Increase (decrease)
   in net assets from
   operations.........        (3,256)        (21,518)      (226,086)  (222,650)   469,411   (835,892)   (486,860)   904,120
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums.........       182,605         304,507        419,495    490,848    477,913  1,165,439   2,063,887  1,028,819
 Loan interest........           --              --          (2,904)       255       (525)    (6,427)     (1,762)    (1,317)
 Transfers (to) from
  the general account
  of GE Life and
  Annuity:
 Death benefits.......           --              --          (1,952)   (10,608)    (2,250)   (15,585)        --         --
 Surrenders...........        (1,595)           (726)      (297,502)  (360,416)  (104,369)  (180,932)   (278,017)  (127,334)
 Loans................           (83)         (2,211)        (8,657)  (109,631)   (33,108)   (43,956)    (89,473)   (45,515)
 Cost of insurance and
  administrative
  expense (note 4)....       (17,063)        (34,692)      (275,158)  (262,101)  (282,330)  (561,176)   (455,295)  (391,276)
 Transfer gain (loss)
  and transfer fees...        (2,452)            420          4,408      1,942     (1,929)    (6,607)    (11,573)   (12,817)
 Transfers (to) from
  the Guarantee
  Account.............           --              --             --         --         --         --          129        --
 Interfund transfers..        93,570         187,635        (35,466)     7,464   (188,976)   193,659     489,400        179
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
  Increase (decrease)
   in net assets from
   capital
   transactions.......       254,982         454,933       (197,736)  (242,247)  (135,574)   544,415   1,717,296    450,739
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets...........       251,726         433,415       (423,822)  (464,897)   333,837   (291,477)  1,230,436  1,354,859
Net assets at
 beginning of year....           --              --       4,505,303  4,970,200  4,636,363  6,217,155   4,986,719  3,631,860
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
Net assets at end of
 period...............      $251,726         433,415      4,081,481  4,505,303  4,970,200  5,925,678   6,217,155  4,986,719
                            ========         =======      =========  =========  =========  =========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Variable Insurance Products
                            Fund II -- Service Class 2                Variable Products Fund III
                          ------------------------------ ----------------------------------------------------------
                                                                                           Growth Opportunities
                               Contrafund Portfolio       Growth & Income Portfolio             Portfolio
                          ------------------------------ ------------------------------  --------------------------
                           Year ended     Period from
                          December 31, December 26, 2000   Year ended December 31,       Year ended December 31,
                          ------------  to December 31,  ------------------------------  --------------------------
                              2001           2000          2001       2000       1999     2001      2000     1999
                          ------------ ----------------- ---------  ---------  --------  -------  --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $   (507)         --             6,770      1,703    (1,877)  (1,456)    2,240      317
 Net realized gain
  (loss)................        (796)          15          (48,530)     5,240    28,022  (47,931)  (20,425)  10,345
 Unrealized appreciation
  (depreciation) on
  investments...........       2,083          (14)        (134,587)  (104,078)   21,930  (19,350) (101,453)  (1,242)
 Capital gain
  distributions.........           3          --            51,628     60,673     5,692      --     28,489    5,663
                            --------          ---        ---------  ---------  --------  -------  --------  -------
  Increase (decrease) in
   net assets from
   operations...........         783            1         (124,719)   (36,462)   53,767  (68,737)  (91,149)  15,083
                            --------          ---        ---------  ---------  --------  -------  --------  -------
From capital
 transactions:
 Net premiums...........     177,998           47          456,163    602,839   444,542  181,609   169,666  160,164
 Loan interest..........         --           --              (180)       (26)       11     (211)       (7)    (114)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --           --           (14,248)   (10,246)      --    (3,491)      --       --
 Surrenders.............         (97)         --           (57,727)      (991)  (12,518) (17,866)  (11,073)  (1,860)
 Loans..................         --           --           (24,862)    (3,457)   (1,076)   5,378    (2,686)    (479)
 Cost of insurance and
  administrative expense
  (note 4)..............     (22,266)         (15)        (201,914)  (147,027) (107,292) (64,050)  (57,881) (54,942)
 Transfer gain (loss)
  and transfer fees.....         174            1            1,017     (9,573)   (9,848)     329    (7,620)      14
 Transfers (to) from the
  Guarantee Account.....         --           --               --         --        --       --        --       --
 Interfund transfers....      35,345          --            34,649     49,174    59,059   (8,050)  (57,345)  45,257
                            --------          ---        ---------  ---------  --------  -------  --------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     191,154           33          192,898    480,693   372,878   93,648    33,054  148,040
                            --------          ---        ---------  ---------  --------  -------  --------  -------
Increase (decrease) in
 net assets.............     191,937           34           68,179    444,231   426,645   24,911   (58,095) 163,123
Net assets at beginning
 of year................          34          --         1,280,280    836,049   409,404  391,354   449,449  286,326
                            --------          ---        ---------  ---------  --------  -------  --------  -------
Net assets at end of
 period.................    $191,971           34        1,348,459  1,280,280   836,049  416,265   391,354  449,449
                            ========          ===        =========  =========  ========  =======  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Variable Insurance Products Fund III --
                                                 Service Class 2
                                 ----------------------------------------------
                                                                Growth & Income
                                       Mid Cap Portfolio           Portfolio
                                 ------------------------------ ---------------
                                                                  Period from
                                                 Period from      January 18,
                                  Year ended  December 26, 2000     2001 to
                                 December 31,  to December 31,   December 31,
                                     2001           2000             2001
                                 ------------ ----------------- ---------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)....................   $  (277)          --                (388)
  Net realized gain (loss)......      (197)           15               (459)
  Unrealized appreciation
   (depreciation) on
   investments..................     5,221           (13)              (800)
  Capital gain distributions....       --            --                   3
                                   -------           ---            -------
      Increase (decrease) in net
       assets from operations...     4,747             2             (1,644)
                                   -------           ---            -------
From capital transactions:
  Net premiums..................    93,186            47            104,157
  Loan interest.................       --            --                 --
  Transfers (to) from the
   general account of GE Life
   and Annuity:
    Death benefits..............       --            --                 --
    Surrenders..................       --            --                 --
    Loans.......................       --            --                 --
    Cost of insurance and
     administrative expense
     (note 4)...................   (10,455)          (15)           (11,954)
    Transfer gain (loss) and
     transfer fees..............    (1,637)          --                (763)
    Transfers (to) from the
     Guarantee Account..........       --            --                 --
  Interfund transfers...........    32,364           --              27,502
                                   -------           ---            -------
      Increase (decrease) in net
       assets from capital
       transactions.............   113,458            32            118,942
                                   -------           ---            -------
Increase (decrease) in net
 assets.........................   118,205            34            117,298
Net assets at beginning of
 year...........................        34           --                 --
                                   -------           ---            -------
Net assets at end of period.....   118,239            34            117,298
                                   =======           ===            =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Federated Insurance Series
                          -----------------------------------------------------
                                                       High Income Bond Fund
                          American Leaders Fund II              II
                          --------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  -------------------------
                            2001     2000     1999     2001     2000     1999
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  4,799    1,206      (64)  40,527   28,392   13,735
 Net realized gain
  (loss)................    (8,386)  (5,539)   8,624  (19,309) (12,093)  (2,384)
 Unrealized appreciation
  (depreciation) on
  investments...........   (44,740)   1,613  (17,252) (24,033) (51,127) (10,198)
 Capital gain
  distributions.........     4,548   16,824   32,275      --       --     1,345
                          --------  -------  -------  -------  -------  -------
  Increase (decrease) in
   net assets from
   operations...........   (43,779)  14,104   23,583   (2,815) (34,828)   2,498
                          --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   204,398  207,940  253,145  121,671  138,080  127,454
 Loan interest..........      (180)      (2)     113        2        7      (48)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       --    (4,163)     --       --       --       --
 Surrenders.............   (64,962) (19,904) (10,302) (15,555)    (859)  (4,636)
 Loans..................   (29,813)      21       37  (10,255)  (1,395)    (105)
 Cost of insurance and
  administrative expense
  (note 4)..............   (76,221) (64,533) (60,062) (49,338) (36,046) (26,844)
 Transfer gain (loss)
  and transfer fees.....     2,093     (172)  (4,143)     128     (299)     660
 Transfers (to) from the
  Guarantee Account.....       --       --       --       --       --       --
 Interfund transfers....   108,765  (27,455)  79,528   79,362  (37,371)  58,046
                          --------  -------  -------  -------  -------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   144,080   91,732  258,316  126,015   62,117  154,527
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   100,301  105,836  281,899  123,200   27,289  157,025
Net assets at beginning
 of year................   705,749  599,913  318,014  345,023  317,734  160,709
                          --------  -------  -------  -------  -------  -------
Net assets at end of
 period.................  $806,050  705,749  599,913  468,223  345,023  317,734
                          ========  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                        Federated Insurance
                                                                            Series --
                           Federated Insurance Series (continued)         Service Shares
                         ---------------------------------------------- -------------------
                                                    International Small  High Income Bond
                             Utility Fund II          Company Fund II         Fund II
                         -------------------------  ------------------- -------------------
                                                        Period from         Period from
                         Year ended December 31,     February 6, 2001     March 27, 2001
                         -------------------------    to December 31,     to December 31,
                          2001     2000     1999           2001                2001
                         -------  -------  -------  ------------------- -------------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $11,710    8,625    4,216           (34)               (118)
  Net realized gain
   (loss)............... (12,211)     973    3,277           (40)                (78)
  Unrealized
   appreciation
   (depreciation) on
   investments.......... (70,258) (57,701) (16,132)          404                (419)
  Capital gain
   distributions........     --     7,615   12,525           --                  --
                         -------  -------  -------        ------              ------
      Increase
       (decrease) in net
       assets from
       operations....... (70,759) (40,488)   3,886           330                (615)
                         -------  -------  -------        ------              ------
From capital
 transactions:
  Net premiums.......... 122,890   73,940   89,180        21,728              17,541
  Loan interest.........     (17)     (25)     (68)          --                  --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......     --       --       --            --                  --
    Surrenders..........  (1,751)  (5,790)  (2,117)          --                  --
    Loans............... (21,789)  (1,351) (11,083)          --                  --
    Cost of insurance
     and administrative
     expense (note 4)... (39,623) (26,993) (27,107)         (556)             (3,143)
    Transfer gain (loss)
     and transfer fees..  (2,527)      27   (1,353)          157                (357)
  Transfers (to) from
   the Guarantee
   Account..............     --       --       --            --                  --
  Interfund transfers...  37,805   48,195   80,135           116              21,382
                         -------  -------  -------        ------              ------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....  94,988   88,003  127,587        21,445              35,423
                         -------  -------  -------        ------              ------
Increase (decrease) in
 net assets.............  24,229   47,515  131,473        21,775              34,808
Net assets at beginning
 of year................ 426,906  379,391  247,918           --                  --
                         -------  -------  -------        ------              ------
Net assets at end of
 period................. 451,135  426,906  379,391        21,775              34,808
                         =======  =======  =======        ======              ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                               Alger American Fund
                          -------------------------------------------------------------------
                          Small Capitalization Portfolio       LargeCap Growth Portfolio
                          ---------------------------------  --------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  --------------------------------
                             2001        2000       1999       2001        2000       1999
                          ----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (9,886)    (14,966)   (10,141)   (22,192)    (28,149)   (15,070)
 Net realized gain
  (loss)................    (525,268)      2,186     (6,385)  (640,911)     33,463    390,753
 Unrealized appreciation
  (depreciation) on
  investments...........     (54,181) (1,371,045)   405,230   (576,288) (1,302,238)    99,476
 Capital gain
  distributions.........         --      735,999    183,620    552,329     513,858    224,152
                          ----------  ----------  ---------  ---------  ----------  ---------
  Increase (decrease) in
   net assets from
   operations...........    (589,335)   (647,826)   572,324   (687,062)   (783,066)   699,311
                          ----------  ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     482,385     611,961    370,003    928,250   1,913,171    885,773
 Loan interest..........        (124)     (1,270)        92     (1,317)       (389)        49
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --          --         --      (2,553)     (2,978)        --
 Surrenders.............     (47,241)   (110,032)   (45,840)  (114,291)    (56,419)   (29,769)
 Loans..................     (18,127)    (35,753)   (19,152)   (40,844)    (17,073)   (10,722)
 Cost of insurance and
  administrative expense
  (note 4)..............    (168,872)   (167,382)  (124,312)  (455,410)   (349,953)  (238,219)
 Transfer gain (loss)
  and transfer fees.....       4,836       4,196      1,435    (10,598)     (6,464)    (2,742)
 Transfers (to) from the
  Guarantee Account.....         --          --          (4)       --          --          (4)
 Interfund transfers....      82,119    (253,290)   400,632    500,590     403,555     96,272
                          ----------  ----------  ---------  ---------  ----------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     334,976      48,430    582,854    803,827   1,883,450    700,638
                          ----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets.............    (254,359)   (599,396) 1,155,178    116,765   1,100,384  1,399,949
Net assets at beginning
 of year................   1,725,177   2,324,573  1,169,395  4,326,839   3,226,455  1,826,506
                          ----------  ----------  ---------  ---------  ----------  ---------
Net assets at end of
 period.................  $1,470,818   1,725,177  2,324,573  4,443,604   4,326,839  3,226,455
                          ==========  ==========  =========  =========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    PBHG Insurance Series Fund, Inc.
                          ----------------------------------------------------------
                                PBHG Large Cap
                               Growth Portfolio          PBHG Growth II Portfolio
                          ----------------------------  ----------------------------
                           Year ended December 31,       Year ended December 31,
                          ----------------------------  ----------------------------
                            2001       2000     1999      2001      2000      1999
                          ---------  --------  -------  --------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (5,924)   (3,470)    (815)   (5,539)    (6,440)    (979)
 Net realized gain
  (loss)................   (126,586)   26,713    5,563  (317,919)   (39,454)  34,202
 Unrealized appreciation
  (depreciation) on
  investments...........   (194,777) (140,754)  71,826  (176,939)  (379,884)  81,393
 Capital gain
  distributions.........        --     16,716      --        --      24,260      --
                          ---------  --------  -------  --------  ---------  -------
  Increase (decrease) in
   net assets from
   operations...........   (327,287) (100,795)  76,574  (500,397)  (401,518) 114,616
                          ---------  --------  -------  --------  ---------  -------
From capital
 transactions:
 Net premiums...........    324,499   251,415   50,946   234,038    408,658   57,283
 Loan interest..........       (504)     (318)    (132)     (163)       (19)     --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        --        --       --    (16,064)       --       --
 Surrenders.............    (13,885)   (8,368)  (2,203)   (3,643)   (12,942)  (6,046)
 Loans..................    (24,922)   (2,622)    (336)  (13,168)        21      --
 Cost of insurance and
  administrative expense
  (note 4)..............   (126,880)  (55,642) (20,936)  (87,140)   (59,614) (13,614)
 Transfer gain (loss)
  and transfer fees.....     (7,189)     (639)    (882)      789     20,256      (29)
 Transfers (to) from the
  Guarantee Account.....        --        --       --        --         --       --
 Interfund transfers....    182,683   520,503   14,590   166,207    724,334   60,751
                          ---------  --------  -------  --------  ---------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    333,802   704,329   41,047   280,856  1,080,694   98,345
                          ---------  --------  -------  --------  ---------  -------
Increase (decrease) in
 net assets.............      6,515   603,534  117,621  (219,541)   679,176  212,961
Net assets at beginning
 of year................    799,510   195,976   78,355   961,015    281,839   68,878
                          ---------  --------  -------  --------  ---------  -------
Net assets at end of
 period.................  $ 806,025   799,510  195,976   741,474    961,015  281,839
                          =========  ========  =======  ========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                          Janus Aspen Series
                   --------------------------------------------------------------------------------------------------------
                     Aggressive Growth Portfolio              Growth Portfolio              Worldwide Growth Portfolio
                   ----------------------------------  ---------------------------------  ---------------------------------
                       Year ended December 31,             Year ended December 31,            Year ended December 31,
                   ----------------------------------  ---------------------------------  ---------------------------------
                      2001         2000       1999        2001        2000       1999        2001        2000       1999
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......  $   (39,597)    (66,159)    33,562     (46,835)    (47,980)   (20,029)    (42,299)    (59,638)   (34,278)
 Net realized
  gain (loss)....   (2,163,009)  1,590,590    861,331    (504,796)    926,526    379,537    (336,670)    863,289    404,104
 Unrealized
  appreciation
  (depreciation)
  on
  investments....     (945,349) (6,150,760) 3,141,869  (1,497,702) (2,851,716) 1,328,882  (2,197,594) (3,765,784) 3,266,899
 Capital gain
  distributions..          --    1,036,376    111,141      16,402     582,454     21,779      21,135     873,121        --
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets from
 operations......   (3,147,955) (3,589,953) 4,147,903  (2,032,931) (1,390,716) 1,710,169  (2,555,428) (2,089,012) 3,636,725
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums....    1,615,157   2,593,333  1,082,138   1,545,485   2,720,659  1,295,975   1,902,711   3,876,978  1,535,217
 Loan interest...       (4,092)     (4,263)    (1,654)     (2,082)     (2,643)       (37)     (2,953)     (3,126)    (1,750)
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity
 Death benefits..       (3,010)    (25,424)    (6,162)    (14,408)        --      (5,481)    (11,145)    (28,708)   (24,630)
 Surrenders......     (243,562)   (376,000)  (129,518)   (245,713)   (246,021)  (115,738)   (352,727)   (543,262)  (104,073)
 Loans...........     (106,022)   (162,782)  (154,373)    (85,943)   (103,157)   (48,269)   (107,938)   (111,625)   (77,866)
 Cost of
  insurance and
  administrative
  expense (note
  4).............     (641,796)   (705,131)  (385,151)   (649,561)   (577,235)  (383,988)   (878,111)   (814,036)  (598,888)
 Transfer gain
  (loss) and
  transfer fees..       34,140       6,165     24,215      (1,966)      4,808      8,881       7,048     (10,924)     4,454
 Transfers (to)
  from the
  Guarantee
  Account........          --           76        --          --          136        --          --           43        --
 Interfund
  transfers......     (384,463)  1,321,543  1,428,558    (160,612)    329,279  1,134,259    (227,079)    845,226    163,874
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..      266,352   2,647,517  1,858,053     385,200   2,125,826  1,885,602     329,806   3,210,566    896,338
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets......   (2,881,603)   (942,436) 6,005,956  (1,647,731)    735,110  3,595,771  (2,225,622)  1,121,554  4,533,063
Net assets at
 beginning of
 year............    7,595,526   8,537,962  2,532,006   7,688,954   6,953,844  3,358,073  10,754,842   9,633,288  5,100,225
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Net assets at end
 of period.......  $ 4,713,923   7,595,526  8,537,962   6,041,223   7,688,954  6,953,844   8,529,220  10,754,842  9,633,288
                   ===========  ==========  =========  ==========  ==========  =========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                     Janus Aspen Series (continued)
                          --------------------------------------------------------------------------------------------
                                                                Flexible Income            International Growth
                                Balanced Portfolio                 Portfolio                     Portfolio
                          --------------------------------  -------------------------  -------------------------------
                             Year ended December 31,        Year ended December 31,       Year ended December 31,
                          --------------------------------  -------------------------  -------------------------------
                             2001       2000       1999      2001     2000     1999      2001       2000       1999
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   35,248     15,911     31,242   11,581    3,545   11,342     (8,438)   (11,591)    (5,997)
 Net realized gain
  (loss)................     (31,657)    99,542     79,219    3,126   (3,171)  (1,786)  (248,523)   242,420     54,154
 Unrealized appreciation
  (depreciation) on
  investments...........    (345,870)  (526,341)   321,542      518    6,251   (8,109)  (518,693)  (990,444)   923,354
 Capital gain
  distributions.........      67,312    288,437        --    14,150    7,790      566     18,619    133,743        --
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........    (274,967)  (122,451)   432,003   29,375   14,415    2,013   (757,035)  (625,872)   971,511
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........   1,373,979  2,146,366    542,890  172,767   93,871   47,950    803,114    815,490    299,992
 Loan interest..........      (3,730)      (159)      (227)    (134)     (49)     --      (2,914)      (798)       (36)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        (743)      (834)       --       --    (9,904)     --      (2,191)    (4,447)       --
 Surrenders.............     (67,646)   (75,731)   (27,562) (47,768)    (339)  (4,556)   (28,009)   (40,049)   (17,243)
 Loans..................    (114,790)    (6,129)    (6,685) (17,845)  (3,411)     --     (66,806)   (14,621)   (24,736)
 Cost of insurance and
  administrative expense
  (note 4)..............    (461,382)  (263,344)  (186,241) (43,837) (25,627) (21,676)  (294,056)  (229,236)  (113,927)
 Transfer gain (loss)
  and transfer fees.....      (6,939)    (1,864)      (275)     339     (141)     134     (5,906)       (27)      (177)
 Transfers (to) from the
  Guarantee Account.....         --         167        --       --       --       --         --         --         --
 Interfund transfers....     478,593    393,362    274,258   90,637   43,210   79,252    231,711    613,105    354,820
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   1,197,342  2,191,834    596,158  154,159   97,610  101,104    634,943  1,139,417    498,693
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............     922,375  2,069,383  1,028,161  183,534  112,025  103,117   (122,092)   513,545  1,470,204
Net assets at beginning
 of year................   4,416,728  2,347,345  1,319,184  314,386  202,361   99,244  2,820,735  2,307,190    836,986
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
Net assets at end of
 period.................  $5,339,103  4,416,728  2,347,345  497,920  314,386  202,361  2,698,643  2,820,735  2,307,190
                          ==========  =========  =========  =======  =======  =======  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             Janus Aspen Series (continued)
                                             ---------------------------------
                                             Capital Appreciation Portfolio
                                             ---------------------------------
                                                 Year ended December 31,
                                             ---------------------------------
                                                2001        2000       1999
                                             ----------  ----------  ---------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)........... $   (8,596)     (3,607)    (7,224)
  Net realized gain (loss)..................   (389,507)    187,808     82,791
  Unrealized appreciation (depreciation) on
   investments..............................   (485,835) (1,022,359)   513,292
  Capital gain distributions................     25,976      23,952      5,853
                                             ----------  ----------  ---------
      Increase (decrease) in net assets from
       operations...........................   (857,962)   (814,206)   594,712
                                             ----------  ----------  ---------
From capital transactions:
  Net premiums..............................    968,237   2,024,377    717,055
  Loan interest.............................     (1,779)       (778)       196
  Transfers (to) from the general account of
   GE Life and Annuity:
    Death benefits..........................    (15,260)     (4,334)       --
    Surrenders..............................   (101,282)    (48,345)    (7,847)
    Loans...................................    (24,473)     (3,780)    (4,636)
    Cost of insurance and administrative
     expense (note 4).......................   (397,429)   (320,394)  (144,381)
    Transfer gain (loss) and transfer fees..      7,853      15,603     (9,482)
    Transfers (to) from the Guarantee
     Account................................        --            2        --
  Interfund transfers.......................   (210,102)    544,469    837,693
                                             ----------  ----------  ---------
      Increase (decrease) in net assets from
       capital transactions.................    225,765   2,206,820  1,388,598
                                             ----------  ----------  ---------
Increase (decrease) in net assets...........   (632,197)  1,392,614  1,983,310
Net assets at beginning of year.............  3,608,148   2,215,534    232,224
                                             ----------  ----------  ---------
Net assets at end of period................. $2,975,951   3,608,148  2,215,534
                                             ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                        Janus Aspen Series -- Service Shares
                    ----------------------------------------------------------------------------------------------------
                                                                                                            Capital
                                                                                          Aggressive      Appreciation
                    Global Life Sciences Portfolio         Global Technology Portfolio Growth Portfolio    Portfolio
                    -----------------------------------    --------------------------- ---------------- ----------------
                                         Period from                     Period from     Period from      Period from
                     Year ended        May 29, 2000 to      Year ended  May 4, 2000 to January 24, 2001 January 24, 2001
                    December 31,         December 31,      December 31,  December 31,  to December 31,  to December 31,
                        2001                 2000              2001          2000            2001             2001
                    ---------------    ----------------    ------------ -------------- ---------------- ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......    $        (1,372)               (329)      (868)          430            (421)             (97)
 Net realized gain
  (loss)..........            (11,785)                268    (35,371)       (3,121)         (3,531)          (1,703)
 Unrealized
  appreciation
  (depreciation)
  on investments..            (21,957)             13,723    (26,150)      (58,896)        (15,833)          (5,044)
 Capital gain
  distributions...                --                  --         886           --              --               268
                      ---------------      --------------    -------       -------         -------          -------
  Increase
   (decrease) in
   net assets from
   operations.....            (35,114)             13,662    (61,503)      (61,587)        (19,785)          (6,576)
                      ---------------      --------------    -------       -------         -------          -------
From capital
 transactions:
 Net premiums.....            108,333               6,124     88,650        31,857         124,909          122,926
 Loan interest....                (12)                --          (2)          --              --               --
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...                --                  --         --            --              --               --
 Surrenders.......            (78,530)                --      (2,622)          --             (134)             --
 Loans............             (9,201)                --       4,544           --              --               --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............            (16,873)             (1,850)   (15,188)       (2,865)        (18,502)         (12,027)
 Transfer gain
  (loss) and
  transfer fees...                799                  50       (626)       (1,221)           (100)          (1,071)
 Transfers (to)
  from the
  Guarantee
  Account.........                --                  --         --            --              --               --
 Interfund
  transfers.......             30,827             179,502     (4,188)      169,898          30,315           19,510
                      ---------------      --------------    -------       -------         -------          -------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...             35,343             183,826     70,568       197,669         136,488          129,338
                      ---------------      --------------    -------       -------         -------          -------
Increase
 (decrease) in net
 assets...........                229             197,488      9,065       136,082         116,703          122,762
Net assets at
 beginning of
 year.............            197,488                 --     136,082           --              --               --
                      ---------------      --------------    -------       -------         -------          -------
Net assets at end
 of period........    $       197,717             197,488    145,147       136,082         116,703          122,762
                      ===============      ==============    =======       =======         =======          =======
                    Worldwide Growth
                       Portfolio
                    ----------------
                      Period from
                    January 24, 2001
                    to December 31,
                          2001
                    ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......         (465)
 Net realized gain
  (loss)..........       (2,767)
 Unrealized
  appreciation
  (depreciation)
  on investments..       (9,532)
 Capital gain
  distributions...          202
                    ----------------
  Increase
   (decrease) in
   net assets from
   operations.....      (12,562)
                    ----------------
From capital
 transactions:
 Net premiums.....      118,480
 Loan interest....          --
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...          --
 Surrenders.......          (45)
 Loans............          --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............      (18,421)
 Transfer gain
  (loss) and
  transfer fees...       (1,256)
 Transfers (to)
  from the
  Guarantee
  Account.........          --
 Interfund
  transfers.......       67,045
                    ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...      165,803
                    ----------------
Increase
 (decrease) in net
 assets...........      153,241
Net assets at
 beginning of
 year.............          --
                    ----------------
Net assets at end
 of period........      153,241
                    ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Janus Aspen Series -- Service Shares (Continued)
                             -------------------------------------------------
                              International      Balanced
                             Growth Portfolio    Portfolio    Growth Portfolio
                             ---------------- --------------- ----------------
                               Period from      Period from     Period from
                             February 8, 2001 January 8, 2001 February 9, 2001
                             to December 31,  to December 31, to December 31,
                                   2001            2001             2001
                             ---------------- --------------- ----------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)................     $   (317)          2,979            (471)
  Net realized gain (loss)..       (1,167)         (1,637)         (2,304)
  Unrealized appreciation
   (depreciation) on
   investments..............       (8,121)         (8,116)        (14,119)
  Capital gain
   distributions............          464           2,481             169
                                 --------         -------         -------
      Increase (decrease) in
       net assets from
       operations...........       (9,141)         (4,293)        (16,725)
                                 --------         -------         -------
From capital transactions:
  Net premiums..............       46,389         461,037          88,364
  Loan interest.............          --              --              --
  Transfers (to) from the
   general account of GE
   Life and Annuity:
    Death benefits..........          --              --              --
    Surrenders..............          --           (2,029)            --
    Loans...................          --              --              --
    Cost of insurance and
     administrative expense
     (note 4)...............       (8,842)        (39,915)        (15,092)
    Transfer gain (loss) and
     transfer fees..........          655          (1,868)           (750)
    Transfers (to) from the
     Guarantee Account......          --              --              --
  Interfund transfers.......       84,668         149,570          74,307
                                 --------         -------         -------
      Increase (decrease) in
       net assets from
       capital
       transactions.........      122,870         566,795         146,829
                                 --------         -------         -------
Increase (decrease) in net
 assets.....................      113,729         562,502         130,104
Net assets at beginning of
 year.......................          --              --              --
                                 --------         -------         -------
Net assets at end of
 period.....................     $113,729         562,502         130,104
                                 ========         =======         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Goldman Sachs Variable Insurance Trust
                         ------------------------------------------------------
                         Growth and Income Fund        Mid Cap Value Fund
                         -------------------------  ---------------------------
                         Year ended December 31,     Year ended December 31,
                         -------------------------  ---------------------------
                           2001     2000     1999     2001      2000     1999
                         --------  -------  ------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $   (256)    (119)    127      4,810    1,552    2,614
  Net realized gain
   (loss)...............   (3,274)     480     585     36,070  (24,105)      87
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (7,580)  (5,835)   (222)     3,206   73,668   (2,647)
  Capital gain
   distributions........      --       --      --      58,096   12,030      --
                         --------  -------  ------  ---------  -------  -------
      Increase
       (decrease) in net
       assets from
       operations.......  (11,110)  (5,474)    490    102,182   63,145       54
                         --------  -------  ------  ---------  -------  -------
From capital
 transactions:
  Net premiums..........   28,803   90,257  14,501    253,541  102,494   43,005
  Loan interest.........      (18)     (10)    --      (1,001)     (19)     --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......      --       --      --         --       --       --
    Surrenders..........     (752)     --     (171)    (1,594)  (2,292)     --
    Loans...............       63   (1,210)    --     (10,992)  (1,443)     --
    Cost of insurance
     and administrative
     expense (note 4)...  (14,523)  (7,347) (3,588)   (74,000) (15,516)  (5,287)
    Transfer gain (loss)
     and transfer fees..       33    1,036      (7)    (1,666)    (501)      14
    Transfers (to) from
     the Guarantee
     Account............      --       --      --         --       --       --
  Interfund transfers...     (797)  17,275    (350)   509,256  (92,118) 330,218
                         --------  -------  ------  ---------  -------  -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....   12,809  100,001  10,385    673,544   (9,395) 367,950
                         --------  -------  ------  ---------  -------  -------
Increase (decrease) in
 net assets.............    1,699   94,527  10,875    775,726   53,750  368,004
Net assets at beginning
 of year................  115,835   21,308  10,433    514,962  461,212   93,208
                         --------  -------  ------  ---------  -------  -------
Net assets at end of
 period................. $117,534  115,835  21,308  1,290,688  514,962  461,212
                         ========  =======  ======  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Salomon Brothers Variable Series Funds Inc.
                             -------------------------------------------------
                              Strategic Bond Fund         Investors Fund
                             ------------------------  -----------------------
                              Year ended December       Year ended December
                                      31,                       31,
                             ------------------------  -----------------------
                               2001     2000    1999    2001     2000    1999
                             --------  ------  ------  -------  -------  -----
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)................ $ 10,206   5,371   2,610      897    1,706     24
  Net realized gain (loss)..    1,040     490       3   (6,871)    (538)    22
  Unrealized appreciation
   (depreciation) on
   investments..............     (656)   (671) (1,908) (46,707)  (3,818)   232
  Capital gain
   distributions............      --      --      --     7,551   10,551    --
                             --------  ------  ------  -------  -------  -----
      Increase (decrease) in
       net assets from
       operations...........   10,590   5,190     705  (45,130)   7,901    278
                             --------  ------  ------  -------  -------  -----
From capital transactions:
  Net premiums..............  115,354  13,416  56,140   83,234   34,882  7,246
  Loan interest.............     (429)    --      --       (66)     --     --
  Transfers (to) from the
   general account of GE
   Life and Annuity:
    Death benefits..........      --      --      --       --       --     --
    Surrenders..............      (51) (2,816)    --      (523)     --     --
    Loans...................    2,000     --      --       606      --     --
    Cost of insurance and
     administrative expense
     (note 4)...............  (20,135) (5,654) (2,890) (41,946)  (4,593)  (897)
    Transfer gain (loss) and
     transfer fees..........      281     (86)   (156)    (739)   2,261     36
    Transfers (to) from the
     Guarantee Account......      --      --      --       --       --     --
  Interfund transfers.......   93,331  33,334   1,755  412,197  324,070  1,695
                             --------  ------  ------  -------  -------  -----
      Increase (decrease) in
       net assets from
       capital
       transactions.........  190,351  38,194  54,849  452,763  356,620  8,080
                             --------  ------  ------  -------  -------  -----
Increase (decrease) in net
 assets.....................  200,941  43,384  55,554  407,633  364,521  8,358
Net assets at beginning of
 year.......................   98,938  55,554     --   374,409    9,888  1,530
                             --------  ------  ------  -------  -------  -----
Net assets at end of
 period..................... $299,879  98,938  55,554  782,042  374,409  9,888
                             ========  ======  ======  =======  =======  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                          Salomon Brothers
                                                           Variable Series
                                                             Funds Inc.
                                                         ---------------------
                                                          Total Return Fund
                                                         ---------------------
                                                         Year ended December
                                                                 31,
                                                         ---------------------
                                                          2001    2000   1999
                                                         -------  -----  -----
Increase (decrease) in net assets
From operations:
  Net investment income (expense)....................... $ 1,035    183     23
  Net realized gain (loss)..............................     (93)  (785)    (1)
  Unrealized appreciation (depreciation) on
   investments..........................................    (356)  (349)   (37)
  Capital gain distributions............................     --     --     --
                                                         -------  -----  -----
    Increase (decrease) in net assets from operations...     586   (951)   (15)
                                                         -------  -----  -----
From capital transactions:
  Net premiums..........................................  41,452  6,591    344
  Loan interest.........................................     --     --     --
  Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.......................................     --     --     --
   Surrenders...........................................     --     --     --
   Loans................................................     --     --     --
   Cost of insurance and administrative expense (note
    4)..................................................  (5,469)  (967)  (216)
   Transfer gain (loss) and transfer fees...............     (55) 1,183      1
   Transfers (to) from the Guarantee Account............     --     --     --
  Interfund transfers...................................  18,047    205  1,008
                                                         -------  -----  -----
    Increase (decrease) in net assets from capital
     transactions.......................................  53,975  7,012  1,137
                                                         -------  -----  -----
Increase (decrease) in net assets.......................  54,561  6,061  1,122
Net assets at beginning of year.........................   7,183  1,122    --
                                                         -------  -----  -----
Net assets at end of period............................. $61,744  7,183  1,122
                                                         =======  =====  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                    Dreyfus
                               -------------------------------------------------
                                                              Dreyfus Investment
                                                                Portfolios --
                                    The Dreyfus Socially       Emerging Markets
                               Responsible Growth Fund, Inc.      Portfolio
                               ------------------------------ ------------------
                                               Period from       Period from
                                Year ended  December 26, 2000   April 6, 2001
                               December 31,  to December 31,   to December 31,
                                   2001           2000               2001
                               ------------ ----------------- ------------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense).................    $   (82)          --                   19
  Net realized gain (loss)...       (728)           15                 (18)
  Unrealized appreciation
   (depreciation) on
   investments...............     (1,305)          (14)                383
  Capital gain
   distributions.............        --            --                  --
                                 -------           ---              ------
    Increase (decrease) in
     net assets from
     operations..............     (2,115)            1                 384
                                 -------           ---              ------
From capital transactions:
  Net premiums...............     31,492            47               8,227
  Loan interest..............        --            --                  --
  Transfers (to) from the
   general account of GE Life
   and Annuity:
    Death benefits...........        --            --                  --
    Surrenders...............     (1,444)          --                  --
    Loans....................        --            --                  --
    Cost of insurance and
     administrative expense
     (note 4)................     (5,039)          (15)             (1,045)
    Transfer gain (loss) and
     transfer fees...........          1             1                 (51)
    Transfers (to) from the
     Guarantee Account.......        --            --                  --
  Interfund transfers........      3,691           --                  517
                                 -------           ---              ------
    Increase (decrease) in
     net assets from capital
     transactions............     28,701            33               7,648
                                 -------           ---              ------
Increase (decrease) in net
 assets......................     26,586            34               8,032
Net assets at beginning of
 year........................         34           --                  --
                                 -------           ---              ------
Net assets at end of period..    $26,620            34               8,032
                                 =======           ===              ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             MFS Variable Insurance Trust
                         --------------------------------------------------------------------
                                                   MFS Investors       MFS
                                                   Growth Stock  Investors Trust MFS Utility
                         MFS New Discovery Series     Series         Series         Series
                         ------------------------- ------------- --------------- ------------
                                      Period from   Period from    Period from   Period from
                                      December 26,  January 23,   February 14,    March 14,
                          Year ended    2000 to       2001 to        2001 to       2001 to
                         December 31, December 31, December 31,   December 31,   December 31,
                             2001         2000         2001           2001           2001
                         ------------ ------------ ------------- --------------- ------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............   $  (148)       --            (133)          (184)         1,466
  Net realized gain
   (loss)...............      (261)        15           (319)          (331)        (4,518)
  Unrealized
   appreciation
   (depreciation) on
   investments..........     5,912        (13)         3,183         (1,568)       (30,109)
  Capital gain
   distributions........        23        --              34            190          5,580
                           -------        ---         ------         ------        -------
      Increase
       (decrease) in net
       assets from
       operations.......     5,526          2          2,765         (1,893)       (27,581)
                           -------        ---         ------         ------        -------
From capital
 transactions:
  Net premiums..........    42,247         47         62,346         57,502        151,260
  Loan interest.........       --         --             --             --             --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......       --         --             --             --             --
    Surrenders..........       --         --             --             --             --
    Loans...............       --         --             --             --            (968)
    Cost of insurance
     and administrative
     expense (note 4)...    (5,541)       (15)        (5,558)        (4,881)       (23,623)
    Transfer gain (loss)
     and transfer fees..       (28)         2           (263)           591            448
    Transfers (to) from
     the Guarantee
     Account............       --         --             --             --             --
  Interfund transfers...    24,739        --          14,701         21,467         89,620
                           -------        ---         ------         ------        -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....    61,417         34         71,226         74,679        216,737
                           -------        ---         ------         ------        -------
Increase (decrease) in
 net assets.............    66,943         36         73,991         72,786        189,156
Net assets at beginning
 of year................        36        --             --             --             --
                           -------        ---         ------         ------        -------
Net assets at end of
 period.................   $66,979         36         73,991         72,786        189,156
                           =======        ===         ======         ======        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Rydex Variable Trust       Alliance Variable Products Series Fund, Inc.
                          ------------------------- ---------------------------------------------------
                                                                               Growth and
                                                                                 Income       Quasar
                                  OTC Fund          Premier Growth Portfolio   Portfolio    Portfolio
                          ------------------------- ------------------------- ------------ ------------
                                       Period from               Period from  Period from  Period from
                                       December 26,              December 26, February 6,  February 8,
                           Year ended    2000 to     Year ended    2000 to      2001 to      2001 to
                          December 31, December 31, December 31, December 31, December 31, December 31,
                              2001         2000         2001         2000         2001         2001
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $   (77)       --            (478)       --            (403)         (87)
 Net realized gain
  (loss)................       (710)        10         (1,431)        15         (1,604)        (723)
 Unrealized appreciation
  (depreciation) on
  investments...........       (657)       (10)        (8,996)       (15)        (7,562)        (488)
 Capital gain
  distributions.........        --         --           4,460        --           6,702          391
                            -------        ---        -------        ---        -------       ------
  Increase (decrease) in
   net assets from
   operations...........     (1,444)       --          (6,445)       --          (2,867)        (907)
                            -------        ---        -------        ---        -------       ------
From capital
 transactions:
 Net premiums...........     18,451         31         76,621         47        298,144       18,293
 Loan interest..........        --         --             --         --             --           --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        --         --             --         --             --           --
 Surrenders.............        --         --          (2,095)       --             --           --
 Loans..................       (966)       --          (2,271)       --             (85)         --
 Cost of insurance and
  administrative expense
  (note 4)..............     (3,557)       (10)        (9,569)       (15)       (31,212)      (3,938)
 Transfer gain (loss)
  and transfer fees.....        484          2             64          1           (458)          (8)
 Transfers (to) from the
  Guarantee Account.....        --         --             --         --             --           --
 Interfund transfers....      7,976        --          58,865        --         168,984       10,429
                            -------        ---        -------        ---        -------       ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     22,388         23        121,615         33        435,373       24,776
                            -------        ---        -------        ---        -------       ------
Increase (decrease) in
 net assets.............     20,944         23        115,170         33        432,506       23,869
Net assets at beginning
 of year................         23        --              33        --             --           --
                            -------        ---        -------        ---        -------       ------
Net assets at end of
 period.................    $20,967         23        115,203         33        432,506       23,869
                            =======        ===        =======        ===        =======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           AIM Variable Insurance Funds, Inc.                      PIMCO Variable Insurance Trust
                   --------------------------------------------------- ------------------------------------------------------
                                                                                       Long-Term     High Yield  Total Return
                       AIM V.I. Capital        AIM V.I.     AIM V.I.   Foreign Bond U.S. Government     Bond         Bond
                       Appreciation Fund     Growth Fund   Value Fund   Portfolio   Bond Portfolio   Portfolio    Portfolio
                   ------------------------- ------------ ------------ ------------ --------------- ------------ ------------
                                Period from  Period from  Period from                 Period from   Period from  Period from
                                December 26, February 9,  February 19,                February 9,   February 8,  February 6,
                    Year ended    2000 to      2001 to      2001 to     Year ended      2001 to       2001 to      2001 to
                   December 31, December 31, December 31, December 31, December 31,  December 31,   December 31, December 31,
                       2001         2000         2001         2001         2001          2001           2001         2001
                   ------------ ------------ ------------ ------------ ------------ --------------- ------------ ------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......    $   (308)      --            (135)        (303)          94         1,413          1,505        1,389
 Net realized
  gain (loss)....      (1,557)       15         (1,284)      (1,319)          16            34           (200)          76
 Unrealized
  appreciation
  (depreciation)
  on
  investments....      (8,874)      (14)        (6,274)      (5,561)          35        (4,415)          (875)      (1,726)
 Capital gain
  distributions..       7,510       --             --         2,806          --          3,287            --         2,082
                     --------       ---        -------      -------       ------        ------         ------      -------
  Increase
   (decrease) in
   net assets
   from
   operations....      (3,229)        1         (7,693)      (4,377)         145           319            430        1,821
                     --------       ---        -------      -------       ------        ------         ------      -------
From capital
 transactions:
 Net premiums....      90,280        47         67,056      136,367        6,661        56,723         43,002       60,277
 Loan interest...         --        --             --           --           --            --             --           --
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity:
 Death benefits..         --        --             --           --           --            --             --           --
 Surrenders......         --        --             --        (1,539)         --            --             --           --
 Loans...........         --        --             150          --           (84)          --             (56)         --
 Cost of
  insurance and
  administrative
  expense (note
  4).............     (13,980)      (15)       (15,892)     (20,116)      (1,326)       (8,853)        (6,271)      (7,086)
 Transfer gain
  (loss) and
  transfer fees..        (322)        1            201          (81)          10        (1,195)          (135)         (46)
 Transfers (to)
  from the
  Guarantee
  Account........         --        --             --           --           --            --             --           --
 Interfund
  transfers......      24,915       --          39,292       42,628        2,587        51,636         10,856       58,827
                     --------       ---        -------      -------       ------        ------         ------      -------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..     100,893        33         90,807      157,259        7,848        98,311         47,396      111,972
                     --------       ---        -------      -------       ------        ------         ------      -------
Increase
 (decrease) in
 net assets......      97,664        34         83,114      152,882        7,993        98,630         47,826      113,793
Net assets at
 beginning of
 year............          34       --             --           --           --            --             --           --
                     --------       ---        -------      -------       ------        ------         ------      -------
Net assets at end
 of period.......    $ 97,698        34         83,114      152,882        7,993        98,630         47,826      113,793
                     ========       ===        =======      =======       ======        ======         ======      =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2001

(1) Description of Entity

  GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life and Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life and Annuity. GE Life and Annuity is a stock life insurance company -- operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of GE Life and Annuity's capital stock is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  During 2001, MFS Variable Insurance Trust changed the name of its MFS Growth Series to MFS Investors Growth Stock Series and its MFS Growth With Income Series to MFS Investors Trust Series.

  In November 2000, 34 new investment subdivisions were added to the Account for Type II policies (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund
III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series --
 Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The AIM V.I. Capital Appreciation, AIM V.I. Growth and AIM V.I. Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. Although the funds noted above were available effective November 2000, no amounts were issued for some funds.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In April 2000, two new investment subdivisions were added to the Account for both Type I and Type II policies (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

  In June 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund.

  In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR.

 (b) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

(3) Purchases and Sales of Investments

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

                                                         Cost of    Proceeds
                                                         Shares       from
Fund/Portfolio                                          Acquired   Shares Sold
--------------                                         ----------- -----------
GE Investment Funds, Inc.:
  S&P 500 Index Fund.................................. $ 5,427,654 $ 2,547,789
  Money Market Fund...................................  18,531,789  15,979,462
  Total Return Fund...................................     633,152   2,984,209
  International Equity Fund...........................     222,361      66,460
  Real Estate Securities Fund.........................     449,311     230,952
  Global Income Fund..................................      55,592      17,515
  Mid-Cap Value Equity Fund...........................   1,083,042     423,767
  Income Fund.........................................     610,060     395,792
  U.S. Equity Fund....................................     606,322     255,336
  Premier Growth Equity Fund..........................     685,610     261,345
  Value Equity Fund...................................      80,336       6,883
  Small-Cap Value Equity Fund.........................     111,974      13,874
Oppenheimer Variable Account Funds:
  Bond Fund/VA........................................     701,906     318,680
  Capital Appreciation Fund/VA........................   2,280,698     974,204
  Aggressive Growth Fund/VA...........................   4,890,213   3,944,522
  High Income Fund/VA.................................     831,214     388,875
  Multiple Strategies Fund/VA.........................     621,302     447,656
  Global Securities Fund/VA...........................     209,395      23,986
  Main Street Growth & Income Fund/VA.................     201,029      23,354
Variable Insurance Products Fund:
  Equity-Income Portfolio.............................   2,514,998   1,615,882
  Growth Portfolio....................................   4,997,642   4,103,959
  Overseas Portfolio..................................     744,596     447,317
Variable Insurance Products Fund -- Service Class 2:
  Equity-Income Portfolio.............................     283,306      29,083
  Growth Portfolio....................................     504,573      51,039
Variable Insurance Products Fund II:
  Asset Manager Portfolio.............................     821,781     802,450
  Contrafund Portfolio................................   2,271,960   1,550,189
Variable Insurance Products Fund II -- Service Class
 2:
  Contrafund Portfolio................................     217,777      27,223
Variable Insurance Products Fund III:
  Growth & Income Portfolio...........................     609,442     358,016
  Growth Opportunities Portfolio......................     271,393     179,352
Variable Insurance Products Fund III -- Service Class
 2:
  Mid Cap Portfolio...................................     126,856      16,069
  Growth & Income Portfolio...........................     132,111      13,719

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                          Cost of    Proceeds
                                                           Shares      from
Fund/Portfolio                                            Acquired  Shares Sold
--------------                                           ---------- -----------
Federated Insurance Series:
  American Leaders Fund II.............................. $  381,086 $  226,824
  High Income Bond Fund II..............................    276,940    110,561
  Utility Fund II.......................................    191,688     84,891
  International Small Company Fund II...................     22,005        589
Federated Insurance Series -- Service Shares:
  High Income Bond Fund II..............................     38,757      3,434
Alger American Fund:
  Small Capitalization Portfolio........................  1,057,462    730,884
  LargeCap Growth Portfolio.............................  3,514,178  2,174,306
PBHG Insurance Series Fund, Inc.:
  PBHG Large Cap Growth Portfolio.......................    904,717    577,173
  PBHG Growth II Portfolio..............................    789,761    515,135
Janus Aspen Series:
  Aggressive Growth Portfolio...........................  4,088,009  3,867,266
  Growth Portfolio......................................  2,336,645  1,973,759
  Worldwide Growth Portfolio............................  2,387,012  2,072,811
  Balanced Portfolio....................................  2,170,460    885,739
  Flexible Income Portfolio.............................    419,016    233,962
  International Growth Portfolio........................  2,481,001  1,833,059
  Capital Appreciation Portfolio........................  1,705,193  1,457,766
Janus Aspen Series -- Service Shares:
  Global Life Sciences Portfolio........................    167,598    135,529
  Global Technology Portfolio...........................    158,157     87,640
  Aggressive Growth Portfolio...........................    156,932     20,771
  Capital Appreciation Portfolio........................    148,352     18,776
  Worldwide Growth Portfolio............................    185,948     23,442
  International Growth Portfolio........................    132,787      9,835
  Balanced Portfolio....................................    636,566     64,635
  Growth Portfolio......................................    164,257     17,956
Goldman Sachs Variable Insurance Trust:
  Growth and Income Fund................................     38,980     26,437
  Mid Cap Value Fund....................................  1,138,685    400,427
Salomon Brothers Variable Series Funds Inc.:
  Strategic Bond Fund...................................    273,168     73,264
  Investors Fund........................................    629,083    167,802
  Total Return Fund.....................................     60,672      5,567
Dreyfus:
  The Dreyfus Socially Resposible Growth Fund, Inc. ....     37,373      8,743
  Dreyfus Investment Portfolios-Emerging Markets
   Portfolio............................................      7,119      1,049
MFS Variable Insurance Trust:
  MFS New Discovery Series..............................     65,517      5,956
  MFS Investors Growth Stock Series.....................     77,403      6,321
  MFS Investors Trust Series............................     79,833      5,109
  MFS Utility Series....................................    252,586     28,899

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
Rydex Variable Trust:
  OTC Fund............................................... $   28,545 $    6,209
Alliance Variable Products Series Fund, Inc.:
  Premier Growth Portfolio...............................    140,055     14,419
  Growth and Income Portfolio............................    474,677     35,894
  Quasar Portfolio.......................................     28,524      5,026
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund.....................    121,455     15,198
  AIM V.I. Growth Fund...................................    105,130     16,060
  AIM V.I. Value Fund....................................    184,187     25,846
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio.................................      9,705      1,778
  Long-Term U.S. Government Bond Portfolio...............    112,682     10,849
  High Yield Bond Portfolio..............................     56,048      7,383
  Total Return Bond Portfolio............................    122,729      8,661

(4) Related Party Transaction

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

  If a policy is surrendered or lapses during the first nine years for Type I policies or fifteen years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes. This charge is assessed through the daily unit value calculation equal to an effective annual rate of 0.70% of the net assets of the account. For certain policies issued on or after May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $5 from the policy cash value.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life and Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund, .65% for the Mid-Cap Value Equity, Premier Growth Equity, and Value Equity Funds and .80% for the Small-Cap Value Equity Fund.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001


(5) Capital Transactions

  The increase (decrease) in outstanding units and amounts, by type and by subaccount, from capital transactions with policyholders for each of the years or lesser periods in the three year period ended December 31, 2001 are as follows:

                                                    GE Investments Funds, Inc.
                     -------------------------------------------------------------------------------------------------
                          S&P 500              Money                 Total           International      Real Estate
                           Index               Market               Return              Equity          Securities
                           Fund                 Fund                 Fund                Fund              Fund
                     ------------------  -------------------  --------------------  ----------------  ----------------
                      Units   $ Amount    Units    $ Amount    Units    $ Amount    Units   $ Amount  Units   $ Amount
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
Type I Units:
 Units Purchased....  15,661  $ 744,224   37,026  $  557,961    4,245  $   157,657   1,433  $ 24,206   5,331  $ 81,409
 Units Redeemed..... (15,798)  (750,728) (31,429)   (473,611) (11,331)    (420,907)   (963)  (16,303) (2,958)  (45,263)
 Units Exchanged....    (346)   (16,449)   7,179     108,179   (1,367)     (50,779) (1,909)  (32,237)   (912)  (13,928)
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
 Net increase
 (decrease) from
 capital
 transactions with
 policyholders
 during the year
 ended
 December 31, 1999..    (483) $ (22,953)  12,776  $  192,528   (8,453) $  (314,029) (1,439) $(24,334)  1,461  $ 22,218
                     =======  =========  =======  ==========  =======  ===========  ======  ========  ======  ========
 Units Purchased....  11,079    706,803   84,019   1,476,976    3,501      142,502   2,397    39,071   5,567    73,027
 Units Redeemed..... (11,285)  (719,991) (31,988)   (562,304) (10,597)    (431,415)   (942)  (15,345) (3,402)  (44,625)
 Units Exchanged....  (2,389)  (152,370) (29,187)   (513,090)    (322)     (13,095)   (111)   (1,807) (2,358)  (30,935)
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
 Net increase
 (decrease) from
 capital
 transactions with
 policyholders
 during the year
 ended
 December 31, 2000..  (2,595) $(165,559)  22,844  $  401,581   (7,418) $  (302,007)  1,344  $ 21,919    (193) $ (2,532)
                     =======  =========  =======  ==========  =======  ===========  ======  ========  ======  ========
 Units Purchased....  17,149    856,011   81,244   1,550,922    4,061      161,424   2,207    31,129   3,070    69,588
 Units Redeemed..... (11,921)  (595,054) (27,399)   (523,042) (69,874)  (2,776,932)   (570)   (8,031) (3,343)  (75,776)
 Units Exchanged....     109      5,418  (75,269) (1,436,855)     629       24,993    (160)   (2,261)  1,002    22,712
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
 Net increase
 (decrease) from
 capital
 transactions with
 policyholders
 during the year
 ended December 31,
 2001...............   5,337  $ 266,375  (21,424) $ (408,975) (65,184) $(2,590,515)  1,477  $ 20,837     729  $ 16,524
                     =======  =========  =======  ==========  =======  ===========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                            GE Investments Funds, Inc. (continued)
                         --------------------------------------------------------------------------------------
                                              Mid-Cap                                              Premier
                         Global Income     Value Equity         Income         U.S. Equity      Growth Equity
                              Fund             Fund              Fund              Fund             Fund
                         ---------------  ----------------  ----------------  ---------------  ----------------
                         Units  $ Amount  Units   $ Amount  Units   $ Amount  Units  $ Amount  Units   $ Amount
                         -----  --------  ------  --------  ------  --------  -----  --------  ------  --------
Type I Units:
 Units Purchased........ 1,215  $12,987    1,407  $ 23,058   4,423  $ 45,880    302  $ 3,700      275  $  2,854
 Units Redeemed.........  (366)  (3,910)  (1,090)  (17,863) (3,534)  (36,656)  (113)  (1,387)     (69)     (714)
 Units Exchanged........    (3)     (29)   3,672    60,192  (4,367)  (45,305) 1,727   21,124    5,227    54,347
                         -----  -------   ------  --------  ------  --------  -----  -------   ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999.....   846  $ 9,048    3,989  $ 65,387  (3,478) $(36,081) 1,916  $23,436    5,433  $ 56,488
                         =====  =======   ======  ========  ======  ========  =====  =======   ======  ========
 Units Purchased........ 1,184   12,400    2,303    38,399   3,840    41,033    435    5,345    2,120    24,871
 Units Redeemed.........  (192)  (2,009)  (1,381)  (23,019) (4,751)  (50,769)  (184)  (2,264)  (2,385)  (27,975)
 Units Exchanged........  (104)  (1,089)    (741)  (12,362)     18       195    659    8,099    8,440    98,992
                         -----  -------   ------  --------  ------  --------  -----  -------   ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....   888  $ 9,302      181  $  3,018    (893) $ (9,542)   910  $11,180    8,175  $ 95,889
                         =====  =======   ======  ========  ======  ========  =====  =======   ======  ========
 Units Purchased........   174    1,855    3,788    65,476   3,415    38,507  3,340   39,247    4,507    44,290
 Units Redeemed.........  (252)  (2,690)  (1,089)  (18,828) (7,735)  (87,218)  (428)  (5,022)  (2,275)  (22,354)
 Units Exchanged........   --       --     4,146    71,658   2,462    27,761    844    9,927    1,117    10,972
                         -----  -------   ------  --------  ------  --------  -----  -------   ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001.....   (78) $  (835)   6,845  $118,306  (1,858) $(20,950) 3,756  $44,152    3,349  $ 32,908
                         =====  =======   ======  ========  ======  ========  =====  =======   ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                 Oppenheimer Variable Account Funds
                        ----------------------------------------------------------------------------------------------
                                              Capital                                                    Multiple
                                            Appreciation     Aggressive Growth      High Income         Strategies
                         Bond Fund/VA         Fund/VA             Fund/VA             Fund/VA            Fund/VA
                        ----------------  -----------------  -------------------  -----------------  -----------------
                        Units   $ Amount  Units   $ Amount    Units    $ Amount   Units   $ Amount   Units   $ Amount
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
Type I Units:
 Units Purchased.......  3,765  $ 87,986     940  $ 487,166   10,658  $  612,713   8,672  $ 313,464   3,427  $ 114,003
 Units Redeemed........ (2,106)  (49,221)   (743)  (384,948) (11,460)   (658,798) (7,666)  (277,090) (2,798)   (93,086)
 Units Exchanged.......    109     2,556    (198)  (102,737)  (4,525)   (260,171) (1,264)   (45,699) (1,536)   (51,086)
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital transactions
  with policyholders
  during the year ended
  December 31, 1999....  1,768  $ 41,321      (1) $    (519)  (5,327) $ (306,256)   (258) $  (9,325)   (907) $ (30,169)
                        ======  ========  ======  =========  =======  ==========  ======  =========  ======  =========
 Units Purchased.......  2,783    63,630   5,150    416,272  (16,055)    572,133   7,017    245,521   2,511     92,071
 Units Redeemed........ (2,768)  (63,277) (5,707)  (461,259)  36,280  (1,292,852) (5,501)  (192,506) (3,009)  (110,348)
 Units Exchanged.......   (302)   (6,915) (1,107)   (89,522) (19,382)    690,679  (3,148)  (110,110)   (291)   (10,666)
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital transactions
  with policyholders
  during the year ended
  December 31, 2000....   (287) $ (6,562) (1,664) $(134,509)     843  $  (30,040) (1,632) $ (57,095)   (789) $ (28,943)
                        ======  ========  ======  =========  =======  ==========  ======  =========  ======  =========
 Units Purchased.......  3,206    82,621   6,968    426,830    2,918     473,513   5,929    209,303   3,867    144,913
 Units Redeemed........ (2,539)  (65,430) (5,696)  (348,906)  (3,769)   (611,634) (6,047)  (213,471) (3,147)  (117,926)
 Units Exchanged.......  1,743    44,910   1,619     99,145       56       9,088   1,383     48,826   1,629     61,062
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital transactions
  with policyholders
  during the year ended
  December 31, 2001....  2,410  $ 62,101   2,891  $ 177,069     (795) $ (129,033)  1,265  $  44,658   2,349  $  88,049
                        ======  ========  ======  =========  =======  ==========  ======  =========  ======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                              Variable Insurance Products Fund                   Variable Insurance Products Fund II
                  -------------------------------------------------------------  --------------------------------------
                    Equity-Income                                Overseas          Asset Manager        Contrafund
                      Portfolio         Growth Portfolio         Portfolio           Portfolio           Portfolio
                  -------------------  --------------------  ------------------  ------------------  ------------------
                   Units    $ Amount    Units    $ Amount     Units   $ Amount    Units   $ Amount    Units   $ Amount
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
Type I Units:
 Units
  Purchased......  25,811  $1,138,293   13,506  $   832,621    8,226  $ 276,716   14,013  $ 418,518   20,627  $ 553,523
 Units Redeemed.. (19,540)   (861,743) (17,825)  (1,098,875)  (8,312)  (279,606) (13,866)  (414,135) (16,866)  (452,605)
 Units
  Exchanged...... (15,909)   (701,615) (10,368)    (639,186)  (3,401)  (114,405)  (6,414)  (191,557) (14,178)  (380,469)
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 1999.......  (9,638) $ (425,066) (14,687) $  (905,440)  (3,487) $(117,295)  (6,267) $(187,174) (10,417) $(279,551)
                  =======  ==========  =======  ===========  =======  =========  =======  =========  =======  =========
 Units
  Purchased......  21,197     966,580    9,283      795,230    7,554    247,150   11,519    360,477   31,544    539,990
 Units Redeemed.. (18,006)   (821,065) (12,544)  (1,074,634)  (9,940)  (325,204) (22,731)  (711,365) (36,006)  (616,370)
 Units
  Exchanged......  (6,465)   (294,802)    (348)     (29,771)  (3,150)  (103,060)    (488)   (15,263)   2,239     38,326
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......  (3,274) $ (149,288)  (3,609) $  (309,175)  (5,536) $(181,114) (11,700) $(366,152)  (2,223) $ (38,054)
                  =======  ==========  =======  ===========  =======  =========  =======  =========  =======  =========
 Units
  Purchased......  15,453     787,892   12,435      741,149   71,979    231,857   11,413    326,667   15,337    499,479
 Units Redeemed.. (13,771)   (702,127) (13,514)    (805,486) (57,261)  (184,450) (18,960)  (542,679) (13,439)  (437,660)
 Units
  Exchanged......   1,829      93,247   (1,903)    (113,402) (15,113)   (48,681)  (1,111)   (31,798)   2,747     89,443
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001.......   3,511  $  179,012   (2,982) $  (177,739)    (395) $  (1,274)  (8,658) $(247,810)   4,645  $ 151,262
                  =======  ==========  =======  ===========  =======  =========  =======  =========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Variable Insurance Products
                                    Fund III                   Federated Insurance Series
                         ----------------------------------  ----------------------------------
                                               Growth
                         Growth & Income    Opportunities       American         High Income
                            Portfolio         Portfolio      Leaders Fund II    Bond Fund II
                         ----------------  ----------------  ----------------  ----------------
                         Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount
                         ------  --------  ------  --------  ------  --------  ------  --------
Type I Units:
 Units Purchased........  3,421  $ 62,857   2,186  $ 40,551   5,066  $ 81,805   2,703  $ 42,342
 Units Redeemed......... (2,413)  (44,331) (1,490)  (27,641) (2,476)  (39,986) (1,197)  (18,750)
 Units Exchanged........ (2,229)  (40,954) (1,296)  (24,037)    637    10,295   1,142    17,883
                         ------  --------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999..... (1,221) $(22,429)   (600) $(11,126)  3,227  $ 52,114   2,648  $ 41,474
                         ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased........  2,286    37,865   2,645    31,669   3,920    71,257   2,699    41,421
 Units Redeemed......... (2,012)  (33,327) (2,023)  (24,218) (2,546)  (46,281) (1,248)  (19,147)
 Units Exchanged........  2,146    35,547  (6,937)  (83,083)   (790)  (14,359)   (557)   (8,551)
                         ------  --------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....  2,420  $ 40,085  (6,315) $(75,632)    584  $ 10,617     894  $ 13,724
                         ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased........  6,181    98,539   4,720    54,997   3,632    64,311   2,195    33,708
 Units Redeemed......... (3,050)  (48,621) (1,688)  (19,663) (1,950)  (34,533) (2,512)  (38,572)
 Units Exchanged........  1,687    26,887     364     4,241   1,524    26,979   3,005    46,149
                         ------  --------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001.....  4,818  $ 76,805   3,396  $ 39,575   3,206  $ 56,757   2,688  $ 41,285
                         ======  ========  ======  ========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                            Federated
                            Insurance
                             Series                                                  PBHG Insurance Series Fund,
                           (continued)             Alger American Fund                          Inc.
                         ----------------  --------------------------------------  ----------------------------------
                                                 Small                             PBHG Large Cap
                                            Capitalization         LargeCap            Growth        PBHG Growth II
                         Utility Fund II       Portfolio       Growth Portfolio       Portfolio         Portfolio
                         ----------------  ------------------  ------------------  ----------------  ----------------
                         Units   $ Amount   Units   $ Amount    Units   $ Amount   Units   $ Amount  Units   $ Amount
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
Type I Units:
 Units Purchased........  1,671  $ 31,884   14,158  $ 230,268   18,292  $ 340,244   1,496  $ 22,387   4,760  $ 25,675
 Units Redeemed......... (1,042)  (19,878)  (9,995)  (162,555)  (9,347)  (173,859)   (726)  (10,861) (2,582)  (13,927)
 Units Exchanged........    (83)   (1,586)  20,595    334,950  (15,368)  (285,849)    221     3,301    (137)     (737)
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999.....    546  $ 10,420   24,758  $ 402,663   (6,423) $(119,464)    991  $ 14,827   2,041  $ 11,011
                         ======  ========  =======  =========  =======  =========  ======  ========  ======  ========
 Units Purchased........  1,956    30,314   13,261    230,638    7,544    244,920     913    25,091     770    26,180
 Units Redeemed......... (1,454)  (22,529) (13,845)  (240,804)  (5,991)  (194,501)   (757)  (20,800)   (643)  (21,863)
 Units Exchanged........   (613)   (9,504) (25,194)  (438,170)     692     22,452  11,038   303,390  10,917   371,379
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....   (111) $ (1,720) (25,778) $(448,335)   2,245  $  72,872  11,194  $307,681  11,044  $375,696
                         ======  ========  =======  =========  =======  =========  ======  ========  ======  ========
 Units Purchased........  2,719    45,464   12,697    173,758    9,656    260,628     875    31,750   1,247    32,605
 Units Redeemed......... (1,226)  (20,497)  (8,381)  (114,691)  (6,640)  (179,217) (1,076)  (39,023) (1,354)  (35,392)
 Units Exchanged........   (129)   (2,161)   4,191     57,353   13,059    352,458   2,253    81,707   5,754   150,347
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001.....  1,364  $ 22,806    8,507  $ 116,420   16,075  $ 433,869   2,052  $ 74,434   5,647  $147,560
                         ======  ========  =======  =========  =======  =========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                             Janus Aspen Series
                  -------------------------------------------------------------------------------------------------
                  Aggressive Growth                        Worldwide Growth        Balanced       Flexible Income
                      Portfolio       Growth Portfolio        Portfolio           Portfolio          Portfolio
                  ------------------  ------------------  -------------------  -----------------  ----------------
                   Units   $ Amount    Units   $ Amount    Units    $ Amount   Units   $ Amount   Units   $ Amount
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
Type I Units:
 Units
  Purchased......  12,369  $ 446,648   16,689  $ 567,608   38,292  $  777,339   6,407  $ 137,139     251  $  3,514
 Units Redeemed.. (15,335)  (553,762) (12,129)  (412,522) (28,491)   (578,381) (5,730)  (122,642) (1,278)  (17,865)
 Units
  Exchanged......  25,088    906,003   18,674    635,144   (6,785)   (137,733)  8,897    190,396     208     2,904
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 1999.......  22,122  $ 798,889   23,234  $ 790,230    3,016  $   61,225   9,574  $ 204,893    (819) $(11,447)
                  =======  =========  =======  =========  =======  ==========  ======  =========  ======  ========
 Units
  Purchased......  10,645    522,136   15,555    529,230   17,285     781,260   8,479    204,547   2,277    36,036
 Units Redeemed.. (14,568)  (714,486) (17,458)  (593,959) (23,801) (1,075,772) (7,070)  (170,551)   (790)  (12,503)
 Units
  Exchanged......   8,822    432,611  (17,549)  (597,070)   2,903     131,207   5,699    137,472  (1,291)  (20,431)
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......   4,899  $ 240,261  (19,452) $(661,800)  (3,613) $ (163,305)  7,108  $ 171,467     196  $  3,102
                  =======  =========  =======  =========  =======  ==========  ======  =========  ======  ========
 Units
  Purchased......  18,271    477,503   20,539    586,290   31,345     740,278  12,746    302,608   2,214    34,307
 Units Redeemed.. (19,579)  (511,688) (16,335)  (466,279) (30,516)   (720,710) (9,234)  (219,236)   (794)  (12,305)
 Units
  Exchanged......  (8,901)  (232,630)   1,312     37,455   (3,688)    (87,090)  8,654    205,437   1,425    22,093
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001....... (10,209) $(266,815)   5,516  $ 157,466   (2,859) $  (67,522) 12,166  $ 288,809   2,845  $ 44,095
                  =======  =========  =======  =========  =======  ==========  ======  =========  ======  ========
                   International
                  Growth Portfolio
                  ------------------
                  Units   $ Amount
                  ------- ----------
Type I Units:
 Units
  Purchased......  6,335  $ 126,045
 Units Redeemed.. (4,045)   (80,483)
 Units
  Exchanged......  1,272     25,306
                  ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 1999.......  3,562  $  70,868
                  ======= ==========
 Units
  Purchased......  5,302    168,276
 Units Redeemed.. (4,304)  (136,590)
 Units
  Exchanged......  6,892    218,694
                  ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......  7,890  $ 250,379
                  ======= ==========
 Units
  Purchased...... 11,636    229,951
 Units Redeemed.. (5,968)  (117,942)
 Units
  Exchanged......  2,319     45,828
                  ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001.......  7,987  $ 157,837
                  ======= ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Janus Aspen
                             Series        Janus Aspen Series -- Service          Goldman Sachs Variable
                           (continued)                Shares                         Insurance Trust
                         ----------------  --------------------------------  -----------------------------------
                             Capital        Global Life         Global
                          Appreciation        Sciences        Technology       Growth and          Mid Cap
                            Portfolio        Portfolio        Portfolio       Income Fund        Value Fund
                         ----------------  ---------------  ---------------  ---------------  ------------------
                         Units   $ Amount  Units  $ Amount  Units  $ Amount  Units  $ Amount   Units   $ Amount
                         ------  --------  -----  --------  -----  --------  -----  --------  -------  ---------
Type I Units:
 Units Purchased........  2,077  $ 57,249    --   $   --      --   $   --     --    $   --      2,906  $  24,420
 Units Redeemed......... (2,197)  (60,555)   --       --      --       --      (8)      (72)     (160)    (1,345)
 Units Exchanged........ 14,138   389,776    --       --      --       --     (73)     (679)   44,496    373,851
                         ------  --------  -----  -------   -----  -------   ----   -------   -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999..... 14,018  $386,471    --   $   --      --   $   --     (81)  $  (750)   47,242  $ 396,926
                         ======  ========  =====  =======   =====  =======   ====   =======   =======  =========
 Units Purchased........  3,681   147,172    104    1,094      34      361     18       150     1,553     11,720
 Units Redeemed......... (2,469)  (98,711)   (33)    (351)    (35)    (374)  (154)   (1,275)   (1,166)    (8,796)
 Units Exchanged........  1,075    42,978  4,191   44,099   7,802   82,724    172     1,422   (34,476)  (260,257)
                         ------  --------  -----  -------   -----  -------   ----   -------   -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....  2,287  $ 91,439  4,262  $44,841   7,801  $82,710     36   $   298   (34,089) $(257,333)
                         ======  ========  =====  =======   =====  =======   ====   =======   =======  =========
 Units Purchased........  4,438    96,860    981    8,808     627    3,675    836     6,799     9,658    111,261
 Units Redeemed......... (4,219)  (92,074)  (163)  (1,466)   (345)  (2,021)   (16)     (132)   (1,118)   (12,884)
 Units Exchanged........ (2,325)  (50,737)   971    8,708   1,487    8,705    (19)     (156)    7,689     88,583
                         ------  --------  -----  -------   -----  -------   ----   -------   -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001..... (2,106) $(45,951) 1,789  $16,050   1,769  $10,359    801   $ 6,511    16,229  $ 186,960
                         ======  ========  =====  =======   =====  =======   ====   =======   =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                               Salomon Brothers Variable Series Funds Inc.
                              --------------------------------------------------
                                Strategic                            Total
                                   Bond           Investors          Return
                                   Fund             Fund              Fund
                              ---------------  ----------------  ---------------
                              Units  $ Amount  Units   $ Amount  Units  $ Amount
                              -----  --------  ------  --------  -----  --------
Type I Units:
 Units Purchased.............   --   $   --       --   $    --      25  $   270
 Units Redeemed..............   --       --       (15)     (194)   (16)    (169)
 Units Exchanged.............   --       --       --        --      94    1,008
                              -----  -------   ------  --------  -----  -------
 Net increase (decrease) from
  capital transactions with
  policyholders during the
  year
  ended December 31, 1999....   --   $   --       (15) $   (194)   103  $ 1,110
                              =====  =======   ======  ========  =====  =======
 Units Purchased.............   --       --         9       139    345    3,824
 Units Redeemed..............    (2)     (17)     (23)     (356)   (61)    (679)
 Units Exchanged.............   102    1,075   10,119   156,272     12      138
                              -----  -------   ------  --------  -----  -------
 Net increase (decrease) from
  capital transactions with
  policyholders during the
  year
  ended December 31, 2000....   100  $ 1,058   10,105  $156,055    296  $ 3,282
                              =====  =======   ======  ========  =====  =======
 Units Purchased............. 1,367   15,562      266     4,189    540    6,057
 Units Redeemed..............  (192)  (2,184)    (516)   (8,137)  (153)  (1,718)
 Units Exchanged............. 2,376   27,062   11,432   180,636  1,424   15,981
                              -----  -------   ------  --------  -----  -------
 Net increase (decrease) from
  capital transactions with
  policyholders during the
  year
  ended December 31, 2001.... 3,551  $40,440   11,182  $176,688  1,811  $20,320
                              =====  =======   ======  ========  =====  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001


                                                         GE Investments Funds, Inc.
                  ---------------------------------------------------------------------------------------------------
                        S&P 500                Money                Total          International      Real Estate
                         Index                 Market               Return            Equity          Securities
                         Fund                   Fund                 Fund              Fund              Fund
                  --------------------  ---------------------  -----------------  ----------------  ----------------
                   Units    $ Amount     Units     $ Amount    Units   $ Amount   Units   $ Amount  Units   $ Amount
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......  28,289  $ 1,604,107   373,827  $ 6,559,765   2,488  $  93,435   8,139  $128,192   2,648  $ 40,353
 Units Redeemed..  (6,975)    (395,527)  (30,812)    (540,672) (1,341)   (50,357) (1,016)  (16,008) (1,241)  (18,912)
 Units
  Exchanged......  12,671      718,489  (292,484)  (5,132,395)    625     23,449     277     4,357   2,408    36,706
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  33,985  $ 1,927,069    50,531  $   886,697   1,772  $  66,527   7,400  $116,541   3,815  $ 58,147
                  =======  ===========  ========  ===========  ======  =========  ======  ========  ======  ========
 Units
  Purchased......  44,038    2,705,892   647,376   11,703,699   4,610    191,279   5,582    98,528   3,519    61,400
 Units Redeemed.. (10,727)    (659,129)  (48,574)    (878,154) (1,128)   (46,812) (2,260)  (39,900) (1,365)  (23,821)
 Units
  Exchanged......  15,638      960,914  (526,790)  (9,523,663)  1,933     80,184   3,533    62,367   5,691    99,308
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  48,949  $ 3,007,677    72,012  $ 1,301,882   5,415  $ 224,651   6,855  $120,995   7,845  $136,888
                  =======  ===========  ========  ===========  ======  =========  ======  ========  ======  ========
 Units
  Purchased......  54,801    2,859,496   466,484    8,812,516   7,282    311,893   9,277   131,993   5,168   110,518
 Units Redeemed.. (22,277)  (1,162,380)  (74,788)  (1,412,847) (2,534)  (108,539) (1,986)  (28,262) (2,471)  (52,852)
 Units
  Exchanged......  14,570      760,292  (259,835)  (4,908,639)     96      4,102   1,922    27,352   4,990   106,708
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  47,094  $ 2,457,408   131,861  $ 2,491,030   4,844  $ 207,456   9,213  $131,083   7,687  $164,374
                  =======  ===========  ========  ===========  ======  =========  ======  ========  ======  ========
                      Global
                      Income
                       Fund
                  -----------------
                  Units   $ Amount
                  ------- ---------
Type II Units:
 Units
  Purchased......    953  $10,338
 Units Redeemed..   (287)  (3,116)
 Units
  Exchanged......  3,476   37,692
                  ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  4,142  $44,914
                  ======= =========
 Units
  Purchased......  1,514   15,692
 Units Redeemed..   (596)  (6,174)
 Units
  Exchanged......    (50)    (520)
                  ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........    868  $ 8,997
                  ======= =========
 Units
  Purchased......  4,495   47,215
 Units Redeemed.. (1,067) (11,207)
 Units
  Exchanged......    345    3,620
                  ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  3,773  $39,628
                  ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                 GE Investments Funds, Inc. (continued)
                  ---------------------------------------------------------------------------------------------------------------
                      Mid-Cap                                 U.S.               Premier            Value           Small-Cap
                    Value Equity          Income             Equity           Growth Equity         Equity        Value Equity
                        Fund               Fund               Fund                Fund               Fund             Fund
                  -----------------  -----------------  ------------------  ------------------  ---------------  ----------------
                  Units   $ Amount   Units   $ Amount    Units   $ Amount    Units   $ Amount   Units  $ Amount  Units   $ Amount
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
Type II Units:
 Units
  Purchased...... 11,785  $ 196,036   2,123  $  22,181   11,266  $ 133,912    3,298  $  33,017    --   $    --      --   $    --
 Units Redeemed.. (3,542)   (58,922)   (353)    (3,691)  (2,158)   (25,654)    (475)    (4,759)   --        --      --        --
 Units
  Exchanged......  6,445    107,206     (10)      (102)   1,503     17,862    3,411     34,136    --        --      --        --
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999........... 14,688  $ 244,320   1,760  $  18,388   10,611  $ 126,120    6,234  $  62,394    --   $    --      --   $    --
                  ======  =========  ======  =========  =======  =========  =======  =========  =====  ========  ======  ========
 Units
  Purchased...... 14,289    223,219   4,616     50,255   79,617  1,009,821   24,853    285,957    --        --      --        --
 Units Redeemed.. (3,416)   (53,373)   (790)    (8,597) (23,722)  (300,879)  (5,133)   (59,055)   --        --      --        --
 Units
  Exchanged......    (31)      (485)  5,555     60,485    8,173    103,657   16,059    184,775    --        --      --        --
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000........... 10,842  $ 169,361   9,381  $ 102,143   64,068  $ 812,599   35,779  $ 411,677    --   $    --      --   $    --
                  ======  =========  ======  =========  =======  =========  =======  =========  =====  ========  ======  ========
 Units
  Purchased...... 21,811    374,781  15,321    180,034   25,747    299,943   38,997    407,855  7,004    63,094  34,151    88,486
 Units Redeemed.. (7,172)  (123,244) (5,096)   (59,886) (10,797)  (125,786) (14,387)  (150,468)  (706)   (6,362)   (854)   (9,618)
 Units
  Exchanged...... 14,156    243,249   6,992     82,164   11,372    132,481   10,810    113,051  2,033    18,310   1,745    19,639
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001........... 28,795  $ 494,786  17,217  $ 202,312   26,322  $ 306,638   35,420  $ 370,438  8,331  $ 75,042  35,042  $ 98,507
                  ======  =========  ======  =========  =======  =========  =======  =========  =====  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                            Oppenheimer Variable Account Funds
                  -----------------------------------------------------------------------------------------------
                                         Capital            Aggressive             High             Multiple
                        Bond           Appreciation           Growth              Income           Strategies
                      Fund/VA            Fund/VA             Fund/VA             Fund/VA            Fund/VA
                  -----------------  -----------------  -------------------  -----------------  -----------------
                  Units   $ Amount   Units   $ Amount   Units    $ Amount    Units   $ Amount   Units   $ Amount
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
Type II Units:
 Units
  Purchased......  2,591  $  60,341   5,822  $ 336,129   1,518  $    94,178   3,721  $ 131,577   2,421  $  79,683
 Units Redeemed.. (1,242)   (28,932) (1,227)   (70,871)   (600)     (37,212)   (557)   (19,688)   (294)    (9,671)
 Units
  Exchanged......  4,538    105,706   1,282     73,980     391       24,222   2,515     88,970     (67)    (2,201)
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  5,887  $ 137,115   5,877  $ 339,239   1,309  $    81,188   5,679  $ 200,860   2,060  $  67,811
                  ======  =========  ======  =========  ======  ===========  ======  =========  ======  =========
 Units
  Purchased......  3,727     90,483   8,639    667,072   7,531      725,209   3,789    128,842   6,711    245,158
 Units Redeemed.. (1,594)   (38,698) (1,957)  (151,092) (1,289)    (124,179) (1,190)   (40,459)   (623)   (22,746)
 Units
  Exchanged......    548     13,291   4,361    336,818   4,683      450,945  21,506    731,299   2,226     81,301
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......  2,681  $  65,076  11,043  $ 852,798  10,925  $ 1,051,974  24,105  $ 819,681   8,314  $ 303,714
                  ======  =========  ======  =========  ======  ===========  ======  =========  ======  =========
 Units
  Purchased......  4,139    107,303   8,891    644,700   9,843      652,060   5,246    184,452   3,403    114,810
 Units Redeemed.. (2,460)   (63,781) (4,265)  (309,272) (3,611)    (239,217) (2,286)   (80,366) (5,672)  (191,335)
 Units
  Exchanged......  8,096    209,908   3,897    282,617  (1,606)    (106,383)    355     12,466   1,605     54,128
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001.......  9,775  $ 253,430   8,523  $ 618,045   4,626  $   306,460   3,315  $ 116,552    (664) $ (22,397)
                  ======  =========  ======  =========  ======  ===========  ======  =========  ======  =========
                    Oppenheimer Variable Account
                       Funds -- Class 2 Shares
                  -------------------------------------
                       Global          Main Street
                     Securities      Growth & Income
                      Fund/VA            Fund/VA
                  ------------------ ------------------
                  Units   $ Amount   Units   $ Amount
                  ------- ---------- ------- ----------
Type II Units:
 Units
  Purchased......    --   $     --      --   $     --
 Units Redeemed..    --         --      --         --
 Units
  Exchanged......    --         --      --         --
                  ------- ---------- ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........    --   $     --      --   $     --
                  ======= ========== ======= ==========
 Units
  Purchased......    --         --      --         --
 Units Redeemed..    --         --      --         --
 Units
  Exchanged......    --         --      --         --
                  ------- ---------- ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......    --   $      --     --   $     --
                  ======= ========== ======= ==========
 Units
  Purchased...... 17,072    145,286  17,647    144,665
 Units Redeemed.. (2,231)   (18,985) (2,377)   (19,486)
 Units
  Exchanged......  6,873     58,488   6,476     53,086
                  ------- ---------- ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001....... 21,714  $ 184,789  21,746  $ 178,265
                  ======= ========== ======= ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                             Variable Insurance Products
                           Variable Insurance Products Fund                    Fund -- Service Class 2
                  -------------------------------------------------------  ----------------------------------
                   Equity-Income          Growth            Overseas        Equity-Income        Growth
                     Portfolio           Portfolio          Portfolio         Portfolio         Portfolio
                  -----------------  ------------------  ----------------  ----------------  ----------------
                  Units   $ Amount   Units    $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......  6,469  $ 299,186   8,198  $  556,080   3,033  $ 87,683     --   $    --      --   $    --
 Units Redeemed.. (1,928)   (89,169) (1,568)   (106,373)   (669)  (19,340)    --        --      --        --
 Units
  Exchanged......  1,232     57,005   4,342     294,551     868    25,078     --        --      --        --
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  5,773  $ 267,022  10,972  $  744,257   3,232  $ 93,421     --   $    --      --   $    --
                  ======  =========  ======  ==========  ======  ========  ======  ========  ======  ========
 Units
  Purchased...... 10,355    495,673  14,836   1,204,941   1,494    52,093     --        --      --        --
 Units Redeemed.. (1,780)   (85,244) (3,200)   (259,916) (1,226)  (42,761)    --        --      --        --
 Units
  Exchanged......    847     40,560   2,917     236,935   1,860    64,879     --        --      --        --
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  9,422  $ 450,989  14,553  $1,181,960   2,128  $ 74,210     --   $    --      --   $    --
                  ======  =========  ======  ==========  ======  ========  ======  ========  ======  ========
 Units
  Purchased......  6,584    330,212  11,756     788,090   3,121    99,472  18,295   182,605  40,726   304,507
 Units Redeemed.. (4,165)  (208,906) (5,541)   (371,442) (1,960)  (62,471) (1,878)  (18,740) (5,033)  (37,629)
 Units
  Exchanged......  3,439    172,494     750      50,279     230     7,334   9,375    93,570  25,095   187,635
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  5,858  $ 293,800   6,965  $  466,927   1,391  $ 44,335  25,792  $257,435  60,788  $454,513
                  ======  =========  ======  ==========  ======  ========  ======  ========  ======  ========
                                                         Variable Insurance
                   Variable Insurance Products Fund      Products Fund II --
                                  II                       Service Class 2
                  -------------------------------------- ---------------------
                   Asset Manager        Contrafund           Contrafund
                     Portfolio          Portfolio             Portfolio
                  ----------------- -------------------- ---------------------
                  Units   $ Amount   Units    $ Amount    Units     $ Amount
                  ------- --------- -------- ----------- --------- -----------
Type II Units:
 Units
  Purchased......  1,964  $ 59,395   16,460  $  475,296       --   $      --
 Units Redeemed..   (279)   (8,447)  (3,908)   (112,838)      --          --
 Units
  Exchanged......     85     2,582   13,182     380,649       --          --
                  ------- --------- -------- ----------- --------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  1,770  $ 53,529   25,734  $  743,107       --   $      --
                  ======= ========= ======== =========== ========= ===========
 Units
  Purchased......  4,225   130,372   46,731   1,523,897         6          47
 Units Redeemed.. (1,009)  (31,136)  (6,384)   (208,177)       (2)        (15)
 Units
  Exchanged......    737    22,727   13,836     451,202       --          --
                  ------- --------- -------- ----------- --------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  3,953  $121,962   54,183  $1,766,922         4  $       32
                  ======= ========= ======== =========== ========= ===========
 Units
  Purchased......  3,029    92,828   23,928     665,959    22,085     177,998
 Units Redeemed.. (1,419)  (43,495) (13,309)   (370,417)   (2,775)    (22,363)
 Units
  Exchanged......   (120)   (3,669)   3,744     104,216     4,386      35,345
                  ------- --------- -------- ----------- --------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  1,490  $ 45,664   14,363  $  399,758    23,696  $  190,980
                  ======= ========= ======== =========== ========= ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                 Variable Insurance
                            Variable Insurance              Products Fund III -- Service
                             Products Fund III                         Class 2
                     ------------------------------------  ----------------------------------
                         Growth &            Growth                             Growth &
                          Income          Opportunities        Mid Cap           Income
                         Portfolio          Portfolio         Portfolio         Portfolio
                     ------------------  ----------------  ----------------  ----------------
                      Units   $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount
                     -------  ---------  ------  --------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......     22,463  $ 381,685   7,729  $119,613     --   $    --      --   $    --
 Units Redeemed..     (4,505)   (76,543) (1,923)  (29,754)    --        --      --        --
 Units
  Exchanged......      5,886    100,014   4,477    69,294     --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999.. 23,844  $ 405,155  10,283  $159,152     --   $    --      --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========
 Units
  Purchased......     33,328    564,975   9,434   137,997       4        47     --        --
 Units Redeemed..     (7,576)  (128,420) (3,243)  (47,429)     (1)      (15)    --        --
 Units
  Exchanged......        804     13,627   1,759    25,738     --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000.. 26,556  $ 450,182   7,950  $116,307       3  $     32     --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========
 Units
  Purchased......     23,870    357,624   9,799   126,613  10,001    93,186  11,882   104,157
 Units Redeemed..    (16,707)  (250,311) (4,688)  (60,577) (1,122)  (10,455) (1,364)  (11,954)
 Units
  Exchanged......        518      7,761    (951)  (12,291)  3,473    32,364   3,137    27,502
                     -------  ---------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..  7,681  $ 115,074   4,160  $ 53,745  12,352  $115,095  13,655  $119,705
                     =======  =========  ======  ========  ======  ========  ======  ========
                                       Federated Insurance Series
                     -----------------------------------------------------------------------
                         American            High                           International
                         Leaders          Income Bond         Utility       Small Company
                         Fund II            Fund II           Fund II          Fund II
                     ------------------ ----------------- ----------------- ----------------
                     Units   $ Amount   Units   $ Amount  Units   $ Amount  Units  $ Amount
                     ------- ---------- ------- --------- ------- --------- ------ ---------
Type II Units:
 Units
  Purchased......     9,243  $ 171,340   5,365  $ 85,113   2,927  $ 57,296    --   $   --
 Units Redeemed..    (1,631)   (30,228)   (812)  (12,883) (1,047)  (20,496)   --       --
 Units
  Exchanged......     3,735     69,233   2,531    40,164   4,176    81,721    --       --
                     ------- ---------- ------- --------- ------- --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..11,347  $ 210,345   7,084  $112,394   6,056  $118,522    --   $   --
                     ======= ========== ======= ========= ======= ========= ====== =========
 Units
  Purchased......     7,800    136,683   6,245    96,659   2,366    43,626    --       --
 Units Redeemed..    (2,414)   (42,300) (1,237)  (19,147)   (631)  (11,629)   --       --
 Units
  Exchanged......      (747)   (13,097) (1,862)  (28,820)  3,128    57,700    --       --
                     ------- ---------- ------- --------- ------- --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000.. 4,639  $  81,287   3,146  $ 48,692   4,863  $ 89,696    --   $   --
                     ======= ========== ======= ========= ======= ========= ====== =========
 Units
  Purchased......     7,438    140,087   5,902    87,963   4,429    77,425  3,710   21,728
 Units Redeemed..    (7,255)  (136,643) (2,454)  (36,572) (2,441)  (42,683)   (95)    (557)
 Units
  Exchanged......     4,343     81,786   2,228    33,213   2,286    39,966     20      116
                     ------- ---------- ------- --------- ------- --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001.. 4,526  $  85,230   5,676  $ 84,604   4,274  $ 74,708  3,635  $21,287
                     ======= ========== ======= ========= ======= ========= ====== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Federated
                           Insurance
                           Series --
                             Service                                                PBHG Insurance Series Fund,
                             Shares               Alger American Fund                          Inc.
                         ---------------  --------------------------------------  ----------------------------------
                              High             Small              LargeCap          PBHG Large           PBHG
                          Income Bond      Capitalization          Growth           Cap Growth         Growth II
                            Fund II          Portfolio           Portfolio           Portfolio         Portfolio
                         ---------------  -----------------  -------------------  ----------------  ----------------
                         Units  $ Amount   Units   $ Amount   Units    $ Amount   Units   $ Amount  Units   $ Amount
                         -----  --------  -------  --------  -------  ----------  ------  --------  ------  --------
Type II Units:
 Units Purchased........   --   $   --      9,990  $139,735   24,310  $  545,529   1,792  $ 28,559   1,601  $ 31,608
 Units Redeemed.........   --       --     (1,906)  (26,657)  (4,670)   (104,803)   (800)  (12,747)   (290)   (5,734)
 Units Exchanged........   --       --      4,696    65,678   17,028     382,117     709    11,288   3,114    61,488
                         -----  -------   -------  --------  -------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999.....   --   $   --     12,780  $178,756   36,668  $  822,843   1,701  $ 27,101   4,425  $ 87,362
                         =====  =======   =======  ========  =======  ==========  ======  ========  ======  ========
 Units Purchased........   --       --     22,719   381,323   63,374   1,668,250   7,754   226,325  15,546   382,478
 Units Redeemed.........   --       --     (4,387)  (73,633)  (8,825)   (232,311) (1,581)  (46,149) (2,060)  (50,690)
 Units Exchanged........   --       --     11,015   184,880   14,478     381,103   7,439   217,113  14,346   352,955
                         -----  -------   -------  --------  -------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....   --   $   --     29,347  $492,569   69,027  $1,817,042  13,612  $397,288  27,832  $684,742
                         =====  =======   =======  ========  =======  ==========  ======  ========  ======  ========
 Units Purchased........ 1,827   17,541    30,583   308,627   30,253     667,622  12,666   292,749  15,196   201,433
 Units Redeemed.........  (327)  (3,144)  (11,859) (119,674) (19,721)   (435,197) (5,502) (127,166) (6,396)  (84,785)
 Units Exchanged........ 2,227   21,382     2,454    24,766    6,713     148,132   4,368   100,976   1,197    15,860
                         -----  -------   -------  --------  -------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001..... 3,727  $35,779    21,178  $213,719   17,245  $  380,557  11,532  $266,559   9,997  $132,508
                         =====  =======   =======  ========  =======  ==========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                            Janus Aspen Series
                  ----------------------------------------------------------------------------------------------------------
                      Aggressive                                   Worldwide                                  Flexible
                        Growth                Growth                Growth               Balanced              Income
                       Portfolio             Portfolio             Portfolio             Portfolio           Portfolio
                  --------------------  --------------------  --------------------  --------------------  -----------------
                   Units    $ Amount     Units    $ Amount     Units    $ Amount     Units    $ Amount    Units   $ Amount
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
Type II Units:
 Units
  Purchased......  20,475  $   635,489   25,736  $   728,367   27,011  $   757,878   18,588  $   405,751   3,248  $  44,435
 Units Redeemed..  (3,966)    (123,097)  (4,982)    (140,990)  (8,156)    (228,826)  (4,493)     (98,072)   (612)    (8,368)
 Units
  Exchanged......  16,837      522,555   17,635      499,115   10,749      301,607    3,842       83,862   5,581     76,349
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  33,346  $ 1,034,947   38,389  $ 1,086,492   29,604  $   830,659   17,937  $   391,541   8,217  $ 112,416
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  ======  =========
 Units
  Purchased......  40,498    2,071,196   62,852    2,191,429   76,826    3,095,718   77,905    1,941,819   4,109     57,834
 Units Redeemed.. (10,933)    (559,116)  (9,611)    (335,096) (10,547)    (424,986)  (7,047)    (175,646) (1,906)   (26,827)
 Units
  Exchanged......  17,382      889,009   26,573      926,485   17,721      714,062   10,273      256,058   4,522     63,641
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  46,947  $ 2,401,089   79,814  $ 2,782,819   84,000  $ 3,384,795   81,131  $ 2,022,230   6,725  $  94,649
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  ======  =========
 Units
  Purchased......  39,239    1,137,655   32,782      959,195   37,061    1,162,432   44,784    1,071,372   9,477    138,460
 Units Redeemed.. (16,790)    (486,793) (18,163)    (531,428) (20,155)    (632,165) (17,935)    (429,054) (6,658)   (97,280)
 Units
  Exchanged......  (5,237)    (151,833)  (6,769)    (198,067)  (4,463)    (139,989)  11,418      273,156   4,691     68,545
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  17,212  $   499,029    7,850  $   229,700   12,443  $   390,278   38,267  $   915,474   7,510  $ 109,725
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  ======  =========
                    International           Capital
                       Growth            Apperciation
                      Portfolio            Portfolio
                  ------------------- ---------------------
                   Units   $ Amount    Units    $ Amount
                  -------- ---------- -------- ------------
Type II Units:
 Units
  Purchased......   9,638  $ 173,947   27,320  $   659,806
 Units Redeemed..  (4,181)   (75,460)  (3,979)     (96,114)
 Units
  Exchanged......  18,259    329,514   18,547      447,917
                  -------- ---------- -------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  23,716  $ 428,001   41,888  $ 1,011,610
                  ======== ========== ======== ============
 Units
  Purchased......  21,102    647,215   58,726    1,877,205
 Units Redeemed..  (4,974)  (152,561)  (8,727)    (278,920)
 Units
  Exchanged......  12,859    394,411   15,688      501,492
                  -------- ---------- -------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  28,987  $ 889,064   65,687  $ 2,099,777
                  ======== ========== ======== ============
 Units
  Purchased......  25,741    573,163   34,005      871,376
 Units Redeemed.. (12,396)  (276,034) (17,489)    (448,148)
 Units
  Exchanged......   8,348    185,884   (6,219)    (159,365)
                  -------- ---------- -------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  21,693  $ 483,013   10,297  $   263,863
                  ======== ========== ======== ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                   Janus Aspen Series -- Service Shares
                     -------------------------------------------------------------------------------------------------------------
                        Global Life          Global          Aggressive          Capital          Worldwide       International
                         Sciences          Technology          Growth         Appreciation         Growth            Growth
                         Portfolio          Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
                     ------------------  ----------------  ----------------  ----------------  ----------------  ----------------
                      Units   $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
Type II Units:
 Units Purchased..       --   $     --      --   $    --      --   $    --      --   $    --      --   $    --      --   $    --
 Units Redeemed..        --         --      --        --      --        --      --        --      --        --      --        --
 Units Exchanged..       --         --      --        --      --        --      --        --      --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..    --   $     --      --   $    --      --   $    --      --   $    --      --   $    --      --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased..       469      5,030   3,278    31,497     --        --      --        --      --        --      --        --
 Units Redeemed..       (140)    (1,499)   (259)   (2,491)    --        --      --        --      --        --      --        --
 Units Exchanged..    12,612    135,403   9,075    87,174     --        --      --        --      --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000.. 12,941  $ 138,935  12,094  $116,180     --   $    --      --   $    --      --   $    --      --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased..     9,913     99,524  17,332    84,975  25,967   124,909  18,110   122,926  16,270   118,480   6,531    46,389
 Units Redeemed..    (10,274)  (103,150) (2,294)  (11,249) (3,874)  (18,634) (1,772)  (12,027) (2,536)  (18,466) (1,245)   (8,842)
 Units Exchanged..     2,203     22,119  (2,630)  (12,894)  6,302    30,315   2,874    19,510   9,206    67,045  11,920    84,668
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..  1,842  $  18,493  12,408  $ 60,832  28,395  $136,590  19,212  $130,409  22,940  $167,059  17,206  $122,215
                     =======  =========  ======  ========  ======  ========  ======  ========  ======  ========  ======  ========
                        Balanced           Growth
                        Portfolio         Portfolio
                     ----------------- -----------------
                     Units   $ Amount  Units   $ Amount
                     ------- --------- ------- ---------
Type II Units:
 Units Purchased..      --   $    --      --   $    --
 Units Redeemed..       --        --      --        --
 Units Exchanged..      --        --      --        --
                     ------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..   --   $    --      --   $    --
                     ======= ========= ======= =========
 Units Purchased..      --        --      --        --
 Units Redeemed..       --        --      --        --
 Units Exchanged..      --        --      --        --
                     ------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000..   --   $    --      --   $    --
                     ======= ========= ======= =========
 Units Purchased..   49,623   461,037  12,626    88,364
 Units Redeemed..    (4,514)  (41,945) (2,156)  (15,092)
 Units Exchanged..   16,099   149,570  10,617    74,307
                     ------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..61,208  $568,662  21,087  $147,579
                     ======= ========= ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Goldman Sachs
                     Variable Insurance Trust          Salomon Brothers Variable Series Funds Inc.
                  ----------------------------------  ---------------------------------------------------
                    Growth and          Mid Cap          Strategic                            Total
                      Income             Value             Bond            Investors          Return
                       Fund              Fund              Fund              Fund              Fund
                  ----------------  ----------------  ----------------  ----------------  ---------------
                  Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount  Units  $ Amount
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  --------
Type II Units:
 Units
  Purchased......  1,560  $ 14,501   2,252  $ 18,585   5,549  $ 56,140     548  $  7,246      6  $    74
 Units Redeemed..   (396)   (3,687)   (478)   (3,942)   (286)   (2,890)    (53)     (704)    (4)     (48)
 Units
  Exchanged......     35       329  (5,286)  (43,632)    173     1,755     128     1,695    --       --
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  1,199  $ 11,143  (3,512) $(28,990)  5,436  $ 55,005     623  $  8,237      2  $    26
                  ======  ========  ======  ========  ======  ========  ======  ========  =====  =======
 Units
  Purchased......  9,882    90,107   9,618    90,774   1,280    13,416   2,355    34,743    246    2,767
 Units Redeemed..   (800)   (7,292) (1,110)  (10,475)   (807)   (8,453)   (287)   (4,238)   (26)    (287)
 Units
  Exchanged......  1,739    15,852  17,815   168,139   3,077    32,259  11,373   167,798      6       67
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000........... 10,821  $ 98,667  26,323  $248,438   3,550  $ 37,222  13,441  $198,304    226  $ 2,547
                  ======  ========  ======  ========  ======  ========  ======  ========  =====  =======
 Units
  Purchased......  3,064    22,004  12,356   142,280   8,873    99,792   5,087    79,045  3,182   35,396
 Units Redeemed.. (2,103)  (15,099) (6,487)  (74,703) (1,461)  (16,431) (2,175)  (33,791)  (337)  (3,749)
 Units
  Exchanged......    (89)     (642) 36,535   420,673   5,892    66,269  14,898   231,561    186    2,066
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........    872  $  6,263  42,404  $488,250  13,304  $149,630  17,810  $276,815  3,031  $33,713
                  ======  ========  ======  ========  ======  ========  ======  ========  =====  =======
                             Dreyfus
                  ---------------------------------
                                      Dreyfus
                   The Dreyfus       Investment
                     Socially       Portfolios-
                   Responsible        Emerging
                   Growth Fund,       Markets
                       Inc.          Portfolio
                  ---------------- ----------------
                  Units  $ Amount  Units  $ Amount
                  ------ --------- ------ ---------
Type II Units:
 Units
  Purchased......   --   $   --     --    $   --
 Units Redeemed..   --       --     --        --
 Units
  Exchanged......   --       --     --        --
                  ------ --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........   --   $   --     --    $   --
                  ====== ========= ====== =========
 Units
  Purchased......     6       47    --        --
 Units Redeemed..    (2)     (15)   --        --
 Units
  Exchanged......   --       --     --        --
                  ------ --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........     4  $    32    --    $   --
                  ====== ========= ====== =========
 Units
  Purchased...... 4,356   31,492    968     8,227
 Units Redeemed..  (897)  (6,483)  (123)   (1,044)
 Units
  Exchanged......   510    3,691     61       517
                  ------ --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001........... 3,969  $28,700    906   $ 7,700
                  ====== ========= ====== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                                Rydex
                                     MFS Variable Insurance Trust                          Variable Trust
                     --------------------------------------------------------------------  ----------------
                        MFS New        MFS Investors
                       Discovery       Growth Stock     MFS Investors      MFS Utility
                         Series           Series         Trust Series        Series           OTC Fund
                     ---------------  ----------------  ---------------  ----------------  ----------------
                     Units  $ Amount  Units   $ Amount  Units  $ Amount  Units   $ Amount  Units   $ Amount
                     -----  --------  ------  --------  -----  --------  ------  --------  ------  --------
Type II Units:
 Units Purchased..     --   $   --       --   $   --      --   $   --       --   $    --      --   $   --
 Units Redeemed..      --       --       --       --      --       --       --        --      --       --
 Units Exchanged..     --       --       --       --      --       --       --        --      --       --
                     -----  -------   ------  -------   -----  -------   ------  --------  ------  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..  --   $   --       --   $   --      --   $   --       --   $    --      --   $   --
                     =====  =======   ======  =======   =====  =======   ======  ========  ======  =======
 Units Purchased..       6       47      --       --      --       --       --        --        4       31
 Units Redeemed..       (2)     (15)     --       --      --       --       --        --       (1)     (10)
 Units Exchanged..     --       --       --       --      --       --       --        --      --       --
                     -----  -------   ------  -------   -----  -------   ------  --------  ------  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000..    4  $    32      --   $   --      --   $   --       --   $    --        3  $    21
                     =====  =======   ======  =======   =====  =======   ======  ========  ======  =======
 Units Purchased..   5,428   42,247    9,927   62,346   6,983   57,502   18,121   151,260   4,233   18,451
 Units Redeemed..     (712)  (5,541)    (885)  (5,558)   (593)  (4,881)  (2,946)  (24,591) (1,038)  (4,523)
 Units Exchanged..   3,178   24,739    2,341   14,701   2,607   21,467   10,737    89,620   1,830    7,976
                     -----  -------   ------  -------   -----  -------   ------  --------  ------  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..7,894  $61,445   11,383  $71,489   8,997  $74,088   25,912  $216,289   5,025  $21,904
                     =====  =======   ======  =======   =====  =======   ======  ========  ======  =======
                      Alliance Variable Products Series Fund, Inc.
                     -----------------------------------------------------
                         Premier          Growth and
                         Growth             Income            Quasar
                          Fund            Portfolio         Portfolio
                     ----------------- ------------------ ----------------
                     Units   $ Amount  Units   $ Amount   Units  $ Amount
                     ------- --------- ------- ---------- ------ ---------
Type II Units:
 Units Purchased..      --   $    --      --   $     --     --   $   --
 Units Redeemed..       --        --      --         --     --       --
 Units Exchanged..      --        --      --         --     --       --
                     ------- --------- ------- ---------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..   --   $     --     --   $      --    --   $   --
                     ======= ========= ======= ========== ====== =========
 Units Purchased..        6        47     --         --     --       --
 Units Redeemed..        (2)      (15)    --         --     --       --
 Units Exchanged..      --        --      --         --     --       --
                     ------- --------- ------- ---------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000..     4  $     32     --   $      --    --   $    --
                     ======= ========= ======= ========== ====== =========
 Units Purchased..   10,298    76,621  29,150    298,144  2,430   18,293
 Units Redeemed..    (1,873)  (13,935) (3,060)   (31,297)  (523)  (3,938)
 Units Exchanged..    7,912    58,865  16,521    168,984  1,385   10,429
                     ------- --------- ------- ---------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..16,337  $121,551  42,611  $ 435,831  3,292  $24,784
                     ======= ========= ======= ========== ====== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                        AIM Variable Insurance Funds, Inc.
                  ----------------------------------------------------
                     AIM V.I.
                      Capital          AIM V.I.          AIM V.I.
                   Appreciation         Growth             Value
                       Fund              Fund              Fund
                  ----------------  ----------------  ----------------
                  Units   $ Amount  Units   $ Amount  Units   $ Amount
                  ------  --------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......    --   $    --      --   $   --       --   $    --
 Units Redeemed..    --        --      --       --       --        --
 Units
  Exchanged......    --        --      --       --       --        --
                  ------  --------  ------  -------   ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........    --   $    --      --   $   --       --   $    --
                  ======  ========  ======  =======   ======  ========
 Units
  Purchased......      6        47     --       --       --        --
 Units Redeemed..     (2)      (15)    --       --       --        --
 Units
  Exchanged......    --        --      --       --       --        --
                  ------  --------  ------  -------   ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........      4  $     32     --   $   --       --   $    --
                  ======  ========  ======  =======   ======  ========
 Units
  Purchased...... 14,717    90,280  12,062   67,056   16,751   136,367
 Units Redeemed.. (2,279)  (13,980) (2,832) (15,742)  (2,660)  (21,655)
 Units
  Exchanged......  4,061    24,915   7,067   39,292    5,237    42,628
                  ------  --------  ------  -------   ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001........... 16,499  $101,215  16,297  $90,606   19,328  $157,340
                  ======  ========  ======  =======   ======  ========
                                 PIMCO Variable Insurance Trust
                  -------------------------------------------------------------------
                                  Long-Term U.S.        High             Total
                   Foreign Bond     Government       Yield Bond       Return Bond
                    Portfolio     Bond Portfolio        Fund             Fund
                  --------------- ---------------- ---------------- -----------------
                  Units  $ Amount Units  $ Amount  Units  $ Amount  Units   $ Amount
                  ------ -------- ------ --------- ------ --------- ------- ---------
Type II Units:
 Units
  Purchased......  --     $  --     --   $   --      --   $   --       --   $    --
 Units Redeemed..  --        --     --       --      --       --       --        --
 Units
  Exchanged......  --        --     --       --      --       --       --        --
                  ------ -------- ------ --------- ------ --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  --     $  --     --   $   --      --   $   --       --   $    --
                  ====== ======== ====== ========= ====== ========= ======= =========
 Units
  Purchased......  --        --     --       --      --       --       --        --
 Units Redeemed..  --        --     --       --      --       --       --        --
 Units
  Exchanged......  --        --     --       --      --       --       --        --
                  ------ -------- ------ --------- ------ --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  --     $  --     --   $   --      --   $   --       --   $    --
                  ====== ======== ====== ========= ====== ========= ======= =========
 Units
  Purchased......  614     6,661  4,949   56,723   4,345   43,002    5,487    60,277
 Units Redeemed.. (130)   (1,410)  (772)  (8,853)   (640)  (6,327)    (645)   (7,086)
 Units
  Exchanged......  239     2,587  4,505   51,636   1,097   10,856    5,355    58,827
                  ------ -------- ------ --------- ------ --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  723    $7,838  8,682  $99,506   4,802  $47,531   10,197  $112,018
                  ====== ======== ====== ========= ====== ========= ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

(6) Financial Highlights

  A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

  Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying funds are excluded.

  The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

  The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type I:
GE Investments Funds,
Inc.:
 S&P 500 Index Fund.....  88,043   $49.38   $4,348     0.70%         1.09%    (12.88)%
 Money Market Fund...... 131,894    19.32    2,548     0.70%         3.82%      3.24 %
 Total Return Fund......  29,464    40.16    1,183     0.70%         1.14%     (3.57)%
 International Equity
 Fund...................   8,794    13.04      115     0.70%         1.05%    (21.42)%
 Real Estate Securities
 Fund...................  19,511    22.12      432     0.70%         4.09%     11.05 %
 Global Income Fund.....   4,666    10.24       48     0.70%         0.00%     (2.37)%
 Mid-Cap Value Equity
 Fund...................  16,101    17.44      281     0.70%         0.89%     (0.38)%
 Income Fund............  33,971    12.33      419     0.70%         5.04%      6.67 %
 U.S. Equity Fund.......   6,600    11.41       75     0.70%         0.74%     (9.12)%
 Premier Growth Equity
 Fund...................  16,957    10.02      170     0.70%         0.12%     (9.78)%
Oppenheimer Variable
Account Funds:
 Bond Fund/VA...........  21,130    26.23      554     0.70%         6.40%      7.03 %
 Capital Appreciation
 Fund/VA................  60,645    62.80    3,809     0.70%         0.62%    (13.19)%
 Aggressive Growth
 Fund/VA................  75,849    49.81    3,778     0.70%         0.96%    (31.75)%
 High Income Fund/VA....  51,746    34.30    1,775     0.70%        10.05%      1.25 %
 Multiple Strategies
 Fund/VA................  25,511    37.25      950     0.70%         3.71%      1.50 %
Variable Insurance
Products Fund:
 Equity-Income
 Portfolio.............. 134,736    47.84    6,446     0.70%         1.67%     (5.62)%
 Growth Portfolio....... 108,530    58.68    6,369     0.70%         0.08%    (18.23)%
 Overseas Portfolio.....  65,937    23.97    1,581     0.70%         5.37%    (21.72)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type I:
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio............. 131,477   $29.16   $3,834     0.70%        4.25%      (4.77)%
 Contrafund Portfolio... 111,945    26.71    2,990     0.70%        0.80%     (12.86)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............  22,841    15.03      343     0.70%        1.23%      (9.39)%
 Growth Opportunities
  Portfolio.............  12,762    11.06      141     0.70%        0.35%     (15.02)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  20,425    17.45      356     0.70%        1.33%      (4.89)%
 High Income Bond Fund
  II....................  15,482    14.44      224     0.70%        9.79%       0.67 %
 Utility Fund II........  13,254    15.14      201     0.70%        3.23%     (14.33)%
Alger American Fund:
 Small Capitalization
  Portfolio.............  96,584     8.88      858     0.70%        0.05%     (30.01)%
 LargeCap Growth
  Portfolio.............  97,453    19.62    1,912     0.70%        0.22%     (12.44)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............  18,707    17.44      326     0.70%        0.00%     (28.79)%
 PBHG Growth II
  Portfolio.............  21,511    11.07      238     0.70%        0.00%     (40.89)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 114,341    21.06    2,408     0.70%        0.00%     (39.88)%
 Growth Portfolio....... 136,463    22.14    3,021     0.70%        0.02%     (25.26)%
 Worldwide Growth
  Portfolio............. 186,134    25.76    4,795     0.70%        0.26%     (22.98)%
 Balanced Portfolio.....  82,439    22.95    1,892     0.70%        1.41%      (5.34)%
 Flexible Income
  Portfolio.............   9,034    15.60      141     0.70%        3.21%       6.98 %
 International Growth
  Portfolio.............  50,194    18.49      928     0.70%        0.40%     (23.78)%
 Capital Appreciation
  Portfolio.............  22,414    20.69      464     0.70%        0.44%     (22.22)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   6,051     9.49       57     0.70%        0.00%     (17.34)%
 Global Technology
  Portfolio.............   9,570     4.26       41     0.70%        0.00%     (37.76)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................     837     7.93        7     0.70%        0.49%      (9.98)%
 Mid Cap Value Fund.....  29,382    12.24      360     0.70%        1.24%      11.26 %
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....   3,651    11.56       42     0.70%        5.91%       6.17 %
 Investors Fund.........  21,398    14.68      314     0.70%        0.84%      (4.82)%
 Total Return Fund......   2,210    11.29       25     0.70%        3.41%      (1.50)%

Type II:
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 145,112    49.38    7,166     0.70%        1.09%     (12.88)%
 Money Market Fund...... 375,930    19.32    7,263     0.70%        3.82%       3.24 %

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type II:
 Total Return Fund......  16,248   $40.16   $  653     0.70%         1.14%     (3.57)%
 International Equity
  Fund..................  23,877    13.04      311     0.70%         1.05%    (21.42)%
 Real Estate Securities
  Fund..................  24,349    22.12      539     0.70%         4.09%     11.05 %
 Global Income Fund.....   8,893    10.24       91     0.70%         0.00%     (2.37)%
 Mid-Cap Value Equity
  Fund..................  64,428    17.44    1,124     0.70%         0.89%     (0.38)%
 Income Fund............  28,562    12.33      352     0.70%         5.04%      6.67 %
 U.S. Equity Fund....... 105,740    11.41    1,206     0.70%         0.74%     (9.12)%
 Premier Growth Equity
  Fund..................  77,433    10.02      776     0.70%         0.12%     (9.78)%
 Value Equity Fund......   8,331     9.03       75     0.70%         1.40%     (9.40)%
 Small-Cap Value Equity
  Fund..................   8,753    11.99      105     0.70%         0.65%      9.20 %
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........  20,879    26.23      548     0.70%         6.40%      7.03 %
 Capital Appreciation
  Fund/VA...............  28,225    62.80    1,773     0.70%         0.62%    (13.19)%
 Aggressive Growth
  Fund/VA...............  19,988    49.81      996     0.70%         0.96%    (31.75)%
 High Income Fund/VA....  34,909    34.30    1,197     0.70%        10.05%      1.25 %
 Multiple Strategies
  Fund/VA...............  11,900    37.25      443     0.70%         3.71%    (10.91)%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............  21,714     8.40      182     0.70%         0.14%    (12.79)%
 Main Street Growth &
  Income Fund/VA........  21,746     8.01      174     0.70%         0.04%    (10.91)%
Variable Insurance
 Products Funds:
 Equity-Income
  Portfolio.............  27,433    47.84    1,312     0.70%         1.67%     (5.62)%
 Growth Portfolio.......  34,260    58.68    2,010     0.70%         0.08%    (18.23)%
 Overseas Portfolio.....   7,322    23.97      176     0.70%         5.37%    (21.72)%
Variable Insurance
 Products Funds --
  Service Class 2:
 Equity-Income
  Portfolio.............  25,792     9.76      252     0.70%         0.03%     (5.89)%
 Growth Portfolio.......  60,788     7.13      433     0.70%         0.00%    (18.44)%
Variable Insurance
 Products Funds II:
 Asset Manager
  Portfolio.............   8,491    29.16      248     0.70%         4.25%     (4.77)%
 Contrafund Portfolio... 109,907    26.71    2,936     0.70%         0.80%    (12.86)%
Variable Insurance
 Products Funds II --
  Service Class 2:
 Contrafund Portfolio...  23,700     8.10      192     0.70%         0.00%    (13.09)%
Variable Insurance
 Products Funds III:
 Growth & Income
  Portfolio.............  66,877    15.03    1,005     0.70%         1.23%     (9.39)%
 Growth Opportunities
  Portfolio.............  24,875    11.06      275     0.70%         0.35%    (15.02)%
Variable Insurance
 Products Funds III --
  Service Class 2:
 Mid Cap Portfolio......  12,355     9.57      118     0.70%         0.00%     (4.19)%
 Growth & Income
  Portfolio.............  13,655     8.59      117     0.70%         0.00%     (9.65)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  25,767    17.45      450     0.70%         1.33%     (4.89)%
 High Income Bond Fund
  II....................  16,943    14.44      245     0.70%         9.79%       0.67%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type II:
 Utility Fund II........  16,543   $15.14   $  250     0.70%        3.23%     (14.33)%
 International Small
  Company Fund II.......   3,635     5.99       22     0.70%        0.00%     (30.51)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................   3,727     9.34       35     0.70%        0.00%       0.66 %
Alger American Fund:
 Small Capitalization
  Portfolio.............  69,049     8.88      613     0.70%        0.05%     (30.01)%
 LargeCap Growth
  Portfolio............. 129,030    19.62    2,532     0.70%        0.22%     (12.44)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............  27,510    17.44      480     0.70%        0.00%     (28.79)%
 PBHG Growth II
  Portfolio.............  45,469    11.07      503     0.70%        0.00%     (40.89)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 109,492    21.06    2,306     0.70%        0.00%     (39.88)%
 Growth Portfolio....... 136,402    22.14    3,020     0.70%        0.02%     (25.26)%
 Worldwide Growth
  Portfolio............. 144,970    25.76    3,734     0.70%        0.26%     (22.98)%
 Balanced Portfolio..... 150,202    22.95    3,447     0.70%        1.41%      (5.34)%
 Flexible Income
  Portfolio.............  22,884    15.60      357     0.70%        3.21%       6.98 %
 International Growth
  Portfolio.............  95,757    18.49    1,771     0.70%        0.40%     (23.78)%
 Capital Appreciation
  Portfolio............. 121,421    20.69    2,512     0.70%        0.44%     (22.22)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............  14,783     9.49      140     0.70%        0.00%     (17.34)%
 Global Technology
  Portfolio.............  24,502     4.26      104     0.70%        0.00%     (37.76)%
 Aggressive Growth
  Portfolio.............  28,395     4.11      117     0.70%        0.00%     (40.02)%
 Capital Appreciation
  Portfolio.............  19,212     6.39      123     0.70%        0.44%     (22.38)%
 Worldwide Growth
  Portfolio.............  22,940     6.68      153     0.70%        0.12%     (23.16)%
 International Growth
  Portfolio.............  17,206     6.61      114     0.70%        0.20%     (23.97)%
 Balanced Portfolio.....  61,208     9.19      563     0.70%        1.70%      (5.57)%
 Growth Portfolio.......  21,087     6.17      130     0.70%        0.00%     (25.43)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................  13,984     7.93      111     0.70%        0.49%      (9.98)%
 Mid Cap Value Fund.....  76,066    12.24      931     0.70%        1.24%      11.26 %
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....  22,290    11.56      258     0.70%        5.91%       6.17 %
 Investors Fund.........  31,874    14.68      468     0.70%        0.84%      (4.82)%
 Total Return Fund......   3,259    11.29       37     0.70%        3.41%      (1.50)%
Dreyfus:
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........   3,973     6.70       27     0.70%        0.11%     (23.12)%
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Portfolio.....     906     8.87        8     0.70%        1.31%       2.59 %
MFS Variable Insurance
 Trust:
 MFS New Discovery
  Series................   7,898     8.48       67     0.70%        0.00%      (5.92)%
 MFS Investors Growth
  Stock Series..........  11,383     6.50       74     0.70%        0.01%     (25.36)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                          ---------------------------------------------------------
                                Net Assets       Expenses as a
                          ---------------------- % of Average   Investment   Total
                          Units  Unit Value 000s  Net Assets   Income Ratio Return
                          ------ ---------- ---- ------------- ------------ -------
Type II:
 MFS Investors Trust
  Series................   8,997   $ 8.09   $ 73     0.70%        0.09%     (16.69)%
 MFS Utility Series.....  25,912     7.30    189     0.70%        2.12%     (24.98)%
Rydex Variable Trust:
 OTC Fund...............   5,028     4.17     21     0.70%        0.00%     (35.63)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Premier Growth
  Portfolio.............  16,341     7.05    115     0.70%        0.00%     (17.98)%
 Growth and Income
  Portfolio.............  42,611    10.15    433     0.70%        0.40%      (0.55)%
 Quasar Portfolio.......   3,292     7.25     24     0.70%        0.00%     (13.47)%
AIM Variable Insurance
 Funds, Inc.:
 AIM V.I. Capital
  Appreciation Fund.....  16,503     5.92     98     0.70%        0.00%     (23.82)%
 AIM V.I. Growth Fund...  16,297     5.10     83     0.70%        0.35%     (34.35)%
 AIM V.I. Value Fund....  19,328     7.91    153     0.70%        0.23%     (13.18)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............     723    11.06      8     0.70%        3.20%       6.84 %
 Long-Term U.S.
  Government Bond
  Portfolio.............   8,682    11.36     99     0.70%        3.84%       5.11 %
 High Yield Bond
  Portfolio.............   4,802     9.96     48     0.70%        6.63%       1.63 %
 Total Return Bond
  Portfolio.............  10,197    11.16    114     0.70%        3.53%       7.61 %

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                              Financial Statements

                          Year ended December 31, 2001

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Financial Statements:

  Consolidated Balance Sheets.............................................. F-2

  Consolidated Statements of Income........................................ F-3

  Consolidated Statements of Shareholders' Interest........................ F-4

  Consolidated Statements of Cash Flows.................................... F-6

  Notes to the Consolidated Financial Statements........................... F-7

                         Independent Auditors' Report

   The Board of Directors
   GE Life and Annuity Assurance Company:

     We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in notes 1 and 11 to the consolidated financial statements, the Company changed its method of accounting for derivatives in 2001.

     As discussed in notes 1 and 9 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


/s/ KPMG LLP
   Richmond, Virginia
   January 15, 2002

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2001       2000
                                                          ---------  ---------
Assets
Investments:
  Fixed maturities available-for-sale, at fair value..... $10,539.6  $ 9,260.5
  Equity securities available-for-sale, at fair value:
    Common stocks........................................      20.6       15.3
    Preferred stocks, non-redeemable.....................      17.2       20.8
  Investment in affiliate................................       2.6        2.6
  Mortgage loans, net of valuation allowance of $18.2 and
   $14.3 at December 31, 2001 and 2000, respectively.....     938.8    1,130.0
  Policy loans...........................................     109.4       89.0
  Real estate owned......................................       3.5        2.5
  Other invested assets..................................     147.4      134.7
                                                          ---------  ---------
    Total investments....................................  11,779.1   10,655.4
                                                          ---------  ---------
  Cash and cash equivalents..............................       --        71.4
  Accrued investment income..............................     208.4      215.9
  Deferred acquisition costs.............................     853.8      715.7
  Intangible assets......................................     352.9      400.4
  Reinsurance recoverable................................     151.1       90.6
  Other assets...........................................     117.0       69.9
  Separate account assets................................   8,994.3   10,393.2
                                                          ---------  ---------
    Total assets......................................... $22,456.6  $22,612.5
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
  Future annuity and contract benefits................... $10,975.3  $ 9,934.3
  Liability for policy and contract claims...............     189.0      140.4
  Other policyholder liabilities.........................      91.4      164.0
  Accounts payable and accrued expenses..................     548.9      473.9
  Deferred income tax liability..........................      75.5       32.0
  Separate account liabilities...........................   8,994.3   10,393.2
                                                          ---------  ---------
    Total liabilities....................................  20,874.4   21,137.8
                                                          ---------  ---------
Shareholders' interest:
  Net unrealized investment losses.......................     (17.4)     (18.7)
  Derivatives qualifying as hedges.......................      (8.1)       --
                                                          ---------  ---------
  Accumulated non-owner changes in equity................     (25.5)     (18.7)
  Preferred stock, Series A ($1,000 par value, $1,000
   redemption and liquidation value, 200,000 shares
   authorized, 120,000 shares issued and outstanding)....     120.0      120.0
  Common stock ($1,000 par value, 50,000 authorized,
   25,651 shares issued and outstanding).................      25.6       25.6
  Additional paid-in capital.............................   1,050.7    1,050.7
  Retained earnings......................................     411.4      297.1
                                                          ---------  ---------
    Total shareholders' interest.........................   1,582.2    1,474.7
                                                          ---------  ---------
    Total liabilities and shareholders' interest......... $22,456.6  $22,612.5
                                                          =========  =========

          See accompanying Notes to Consolidated Financial Statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                   Years Ended December 31,
                                                  ----------------------------
                                                    2001      2000      1999
                                                  --------  --------  --------
Revenues:
  Net investment income.......................... $  698.9  $  708.9  $  638.2
  Net realized investment gains..................     29.1       4.3      12.0
  Premiums.......................................    108.4     116.3     123.9
  Cost of insurance..............................    126.1     126.0     129.0
  Variable product fees..........................    131.1     148.7      90.2
  Other income...................................     40.8      49.2      24.6
                                                  --------  --------  --------
    Total revenues...............................  1,134.4   1,153.4   1,017.9
                                                  --------  --------  --------
Benefits and expenses:
  Interest credited..............................    533.8     532.6     440.8
  Benefits and other changes in policy reserves..    182.3     223.6     214.7
  Commissions....................................    162.7     229.3     192.1
  General expenses...............................    129.0     124.8     124.7
  Amortization of intangibles, net...............     50.0      43.7      58.3
  Change in deferred acquisition costs, net......   (125.3)   (237.7)   (179.1)
  Interest expense...............................      2.2       1.1       1.9
                                                  --------  --------  --------
    Total benefits and expenses..................    934.7     917.4     853.4
                                                  --------  --------  --------
    Income before income taxes and cumulative
     effect of change in accounting principle....    199.7     236.0     164.5
Provision for income taxes.......................     70.1      72.9      56.6
                                                  --------  --------  --------
  Income before cumulative effect of change in
   accounting principle..........................    129.6     163.1     107.9
                                                  --------  --------  --------
Cumulative effect of change in accounting
 principle, net of tax...........................     (5.7)      --        5.0
                                                  --------  --------  --------
  Net income..................................... $  123.9  $  163.1  $  112.9
                                                  ========  ========  ========


          See accompanying Notes to Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                                 Common Stock
                                     Preferred                     Declared
                                       Stock      Common Stock  but not Issued
                                   -------------- ------------- ---------------
                                   Shares  Amount Shares Amount Shares   Amount
                                   ------- ------ ------ ------ -------  ------
Balances at December 31, 1998....  120,000 $120.0  7,010 $ 7.0   18,641  $ 18.6
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized losses on
  investment securities (a)......      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
Common stock issued..............      --     --  18,641  18.6  (18,641)  (18.6)
Adjustment to reflect purchase
 method..........................      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 1999....  120,000  120.0 25,651  25.6      --      --
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized gains on
  investment securities (a)......      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 2000....  120,000  120.0 25,651  25.6      --      --
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized gains on
  investment securities (a)......      --     --     --    --       --      --
 Cumulative effect on
  shareholders' interest of
  adopting SFAS 133 (b)..........      --     --     --    --       --      --
 Derivatives qualifying as
  hedges.........................      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 2001....  120,000 $120.0 25,651 $25.6      --   $  --
                                   ======= ====== ====== =====  =======  ======

(a) Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b) Presented net of deferred taxes of $4.4.

          See accompanying Notes to Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                              Accumulated
                                   Additional  Non-owner               Total
                                    Paid-In   Changes in  Retained Shareholders'
                                    Capital     Equity    Earnings   Interest
                                   ---------- ----------- -------- -------------
Balances at December 31, 1998....   $1,050.1    $  57.8    $ 40.3    $1,293.8
Changes other than transactions
 with shareholders:
 Net income......................        --         --      112.9       112.9
 Net unrealized losses on
  investment securities (a)......        --      (192.0)      --       (192.0)
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       (79.1)
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
Common stock issued..............        --         --        --            -
Adjustment to reflect purchase
 method..........................        0.6        --        --          0.6
                                    --------    -------    ------    --------
Balances at December 31, 1999....    1,050.7     (134.2)    143.6     1,205.7
Changes other than transactions
 with shareholders:
 Net income......................        --         --      163.1       163.1
 Net unrealized gains on
  investment securities (a)......        --       115.5       --        115.5
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       278.6
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
                                    --------    -------    ------    --------
Balances at December 31, 2000....    1,050.7      (18.7)    297.1     1,474.7
Changes other than transactions
 with shareholders:
 Net income......................        --         --      123.9       123.9
 Net unrealized gains on
  investment securities (a)......        --         1.3       --          1.3
 Cumulative effect on
  shareholders' interest of
  adopting SFAS 133 (b)..........        --        (7.8)      --         (7.8)
 Derivatives qualifying as
  hedges.........................        --        (0.3)      --         (0.3)
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       117.1
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
                                    --------    -------    ------    --------
Balances at December 31, 2001....   $1,050.7    $ (25.5)   $411.4    $1,582.2
                                    ========    =======    ======    ========

(a) Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b) Presented net of deferred taxes of $4.4.

          See accompanying Notes to Consolidated Financial Statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                                 (In millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2001       2000       1999
                                               ---------  ---------  ---------
Cash flows from operating activities:
Net income.................................... $   123.9  $   163.1  $   112.9
                                               ---------  ---------  ---------
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Cumulative effect of change in accounting
   principle, net of tax......................       5.7        --        (5.0)
  Cost of insurance and surrender fees........    (155.9)    (149.3)    (169.5)
  Decrease in future policy benefits..........     589.9      688.9      565.5
  Net realized investment gains...............     (29.1)      (4.3)     (12.0)
  Amortization of investment premiums and
   discounts..................................       6.8       (3.4)      (1.3)
  Amortization of intangibles.................      50.0       43.7       58.3
  Deferred income tax expense.................      51.1       94.5       25.0
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................       7.5      (25.7)     (48.6)
    Deferred acquisition costs................    (125.3)    (237.7)    (179.1)
    Other assets, net.........................     (45.0)     188.2     (195.1)
   Increase (decrease) in:
    Policy and contract claims................      39.7       25.5      (43.4)
    Other policyholder liabilities............     (71.5)      26.8       20.0
    Accounts payable and accrued expenses.....      72.4      276.2       73.8
                                               ---------  ---------  ---------
      Total adjustments.......................     396.3      923.4       88.6
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................     520.2    1,086.5      201.5
                                               ---------  ---------  ---------
Cash flows from investing activities:
  Short-term investment activity, net.........     (22.9)     (17.6)       --
  Proceeds from sales and maturities of
   investment securities and other invested
   assets.....................................   3,904.1    1,997.0    1,702.2
  Principal collected on mortgage and policy
   loans......................................     332.6      102.1      103.3
  Proceeds collected from policy loan
   securitization.............................       --         --       145.1
  Purchases of investment securities and other
   invested assets............................  (5,182.8)  (3,047.2)  (3,037.4)
  Mortgage loan originations and increase in
   policy loans...............................    (167.9)    (437.4)    (170.4)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,136.9)  (1,403.1)  (1,257.2)
                                               ---------  ---------  ---------
Cash flows from financing activities:
  Proceeds from issue of investment
   contracts..................................   4,120.9    5,274.4    4,717.6
  Redemption and benefit payments on
   investment contracts.......................  (3,566.0)  (4,946.8)  (3,593.4)
  Cash dividends to shareholders..............      (9.6)      (9.6)      (9.6)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     545.3      318.0    1,114.6
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................     (71.4)       1.4       58.9
Cash and cash equivalents at beginning of
 year.........................................      71.4       70.0       11.1
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $     --   $    71.4  $    70.0
                                               =========  =========  =========

          See accompanying Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements
                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

   The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"), which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). GECC is a wholly-owned subsidiary of General Electric Capital Services, Inc. ("GE Capital Services"), which in turn is wholly-owned, directly or indirectly, by General Electric Company.

 (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

 (c) Products

   The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

   Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. The Company's principal product lines under the Wealth Accumulation and Transfer segment are annuities (deferred and immediate; either fixed or variable), life insurance (universal, variable, ordinary and group) and guaranteed investment contracts ("GICs") including funding agreements.

   Lifestyle Protection and Enhancement products are intended to protect accumulated wealth and income from the financial drain of unforeseen events. The Company's principal product line under the Lifestyle Protection and Enhancement segment is accident and health insurance.

   The Company distributes its products through two primary channels: intermediaries (such as brokerage general agents, banks, securities brokerage firms, financial planning firms, accountants, affluent market producers and specialized brokers) and career or dedicated sales forces, who distribute certain of the Company's products on an exclusive basis, some of whom are not employees of the Company. Approximately 30%, 25% and 28% of the Company's sales of variable products in 2001, 2000 and 1999, respectively, have been through two specific national stockbrokerage firms. Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

   The Company offers insurance products throughout the United States of America (except New York). Approximately 17%, 18% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the South Atlantic region of the United States, approximately 23%, 24% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the Mid-Atlantic region of the United States and approximately 13%, 9% and 11% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in California.

 (d) Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days are included in other invested assets.

 (f) Investment Securities

   The Company has designated its fixed maturities (bonds, notes and redeemable preferred stock) and its equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

   Changes in the fair values of investments available-for-sale, net of the effect on deferred acquisition costs, present value of future profits and deferred income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders' interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline and the financial health of and specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The Company engages in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

   Mortgage and policy loans are stated at their unpaid principal balance, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

   Short-term investments, if any, are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

 (g) Deferred Acquisition Costs

   Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Acquisition costs include first-year commissions in excess of recurring renewal commissions, and certain support costs such as underwriting and policy issue costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (h) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits ("PVFP"), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

  Goodwill - Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

 (i) Federal Income Taxes

   The Company files a consolidated life insurance federal income tax return with its parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (j) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (k) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (l) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (m) Separate Accounts

   The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity and variable life contract holders. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders' equity in those assets.

   The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2001, approximately $55.9 of the Company's other invested assets related to its capital investments is in the separate accounts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


 (n) Accounting Changes

   At January 1, 2001, the Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 11.

   At January 1, 2001, the Company's consolidated financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
   Adjustment to fair value of derivatives (a)...........  $(8.7)     $(12.2)
   Income tax effects....................................    3.0         4.4
                                                           -----      ------
   Totals................................................  $(5.7)     $ (7.8)
                                                           =====      ======

--------
(a) For earnings effect, amount shown is net of hedged items.

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge variable-rate investments. Decreases in the fair values of these instruments were attributable to changes in interest rates since inception of the hedging arrangement. As a matter of policy, the Company ensures that funding, including the effect of derivatives, of its investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

   In November 2000, the Emerging Issues Task Force of the Financial Accounting Standards Board (FASB) reached a consensus on accounting for impairment of retained beneficial interests (EITF 99-20). Under this consensus, impairment of certain beneficial interests in securitized assets must be recognized when (1) the asset's fair value is below its carrying value, and (2) it is probable that there has been an adverse change in estimated cash flows. Previously, impairment on such assets was recognized when the asset's carrying value exceeded estimated cash flows discounted at a risk free rate of return. The effect of adopting EITF 99-20 at January 1, 2001 was not significant to the Company's operating results.

   See Note 9 for Change in Accounting for Insurance-Related Assessments in
1999.

 (o) Accounting Pronouncement Not Yet Adopted

   SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, modify the accounting for business combinations, goodwill and identifiable intangible assets. As of January 1, 2002, all goodwill and indefinite-lived intangible assets must be tested for impairment, and, if necessary, a transition adjustment will be recognized. Management does not believe there will be any goodwill impairment under these new standards. Amortization of goodwill will cease as of January 1, 2002, and thereafter, all goodwill and any

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

indefinite-lived intangible assets must be tested at least annually for impairment. The effect of the non-amortization provision on 2002 operations will be affected by 2002 acquisitions, if any, and cannot be forecast, but if these rules had applied to goodwill in 2001, management believes that full-year 2001 net earnings would have increased by approximately $7.

(2) Investment Securities

 (a) General

   For the years ended December 31, the sources of investment income of the Company were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
   Fixed maturities..................................... $615.2  $623.1  $557.9
   Equity securities....................................    1.7     1.8     2.2
   Mortgage loans.......................................   80.9    80.0    66.9
   Policy loans.........................................    7.1     4.6    14.0
   Other investments....................................    1.8     6.7     2.5
                                                         ------  ------  ------
   Gross investment income..............................  706.7   716.2   643.5
   Investment expenses..................................   (7.8)   (7.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $698.9  $708.9  $638.2
                                                         ======  ======  ======

   For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                         2001     2000    1999
                                                       --------  ------  ------
   Sales proceeds..................................... $2,663.3  $874.2  $590.3
                                                       ========  ======  ======
   Gross realized investment:
     Gains............................................    100.5    29.3    28.6
     Losses...........................................    (71.4)  (25.0)  (16.6)
                                                       --------  ------  ------
   Net realized investment gains...................... $   29.1  $  4.3  $ 12.0
                                                       ========  ======  ======

   The additional proceeds from investments presented in the Company's Consolidated Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31 are summarized as follows:

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                      2001    2000    1999
                                                     ------  ------  -------
   Net unrealized gains (losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
     Fixed maturities............................... $(41.2) $(34.4) $(245.0)
     Equity securities..............................    4.6    (1.6)    (0.4)
     Other invested assets..........................  (16.4)   (3.2)    (4.1)
                                                     ------  ------  -------
       Subtotal.....................................  (53.0)  (39.2)  (249.5)
                                                     ======  ======  =======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   25.2    10.1     43.1
   Deferred income taxes............................   10.4    10.4     72.2
                                                     ------  ------  -------
       Net unrealized losses on available-for-sale
        investment securities....................... $(17.4) $(18.7) $(134.2)
                                                     ======  ======  =======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                       2001    2000     1999
                                                      ------  -------  -------
   Net unrealized gains (losses) on investment
    securities --beginning of year................... $(18.7) $(134.2) $  57.8
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($5.1),
    ($63.3) and $99.1................................   10.8    118.3   (184.2)
   Reclassification adjustments -- net of deferred
    taxes of $5.1, $1.5 and $4.5.....................   (9.5)    (2.8)    (7.8)
                                                      ------  -------  -------
   Net unrealized losses on investment securities --
     end of year..................................... $(17.4) $ (18.7) $(134.2)
                                                      ======  =======  =======

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                 Gross      Gross
                                     Amortized unrealized unrealized   Fair
   2001                                cost      gains      losses     value
   ----                              --------- ---------- ---------- ---------
   Fixed maturities:
   U.S. government and agency....... $     5.1   $  0.1    $   --    $     5.2
   State and municipal..............       1.2      --         --          1.2
   Non-U.S. government .............      37.0      0.2       (0.5)       36.7
   U.S. corporate...................   5,976.7     93.6     (199.4)    5,870.9
   Non-U.S. corporate...............     819.5     10.5      (18.0)      812.0
   Mortgage-backed..................   2,217.3     50.9       (7.3)    2,260.9
   Asset-backed.....................   1,524.0     31.5       (2.8)    1,552.7
                                     ---------   ------    -------   ---------
     Total fixed maturities.........  10,580.8    186.8     (228.0)   10,539.6
   Common stocks and non-redeemable
    preferred stocks................      33.2      4.8       (0.2)       37.8
                                     ---------   ------    -------   ---------
   Total available-for-sale
    securities...................... $10,614.0   $191.6    $(228.2)  $10,577.4
                                     =========   ======    =======   =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
2000                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturities:
U.S. government and agency...........  $   10.3    $  0.3    $   --    $   10.6
State and municipal..................       1.3       --         --         1.3
Non-U.S. government..................       3.0       --         --         3.0
U.S. corporate.......................   5,705.5      24.2     (148.8)   5,580.9
Non-U.S. corporate...................     851.2      35.3       (2.2)     884.3
Mortgage-backed......................   1,762.2      44.0        --     1,806.2
Asset-backed.........................     961.4      12.8        --       974.2
                                       --------    ------    -------   --------
  Total fixed maturities.............   9,294.9     116.6     (151.0)   9,260.5
Common stocks and non-redeemable
 preferred stocks....................      37.7       0.9       (2.5)      36.1
                                       --------    ------    -------   --------
Total available-for-sale securities..  $9,332.6    $117.5    $(153.5)  $9,296.6
                                       ========    ======    =======   ========

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2001 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                            Amortized   Fair
                                                              Cost      Value
                                                            --------- ---------
Due in one year or less.................................... $   131.3 $   131.3
Due one year through five years............................   2,518.4   2,524.6
Due five years through ten years...........................   2,570.8   2,524.9
Due after ten years........................................   1,619.0   1,545.2
                                                            --------- ---------
  Subtotals................................................   6,839.5   6,726.0
Mortgage-backed securities.................................   2,217.3   2,260.9
Asset-backed securities....................................   1,524.0   1,552.7
                                                            --------- ---------
  Totals................................................... $10,580.8 $10,539.6
                                                            ========= =========

   As of December 31, 2001, $1,175.0 of the Company's investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.5 and $5.6 as of December 31, 2001 and 2000, respectively.

   As of December 31, 2001, approximately 20.7%, 17.2% and 14.3% of the Company's investment portfolio is comprised of securities issued by the manufacturing, financial and utilities industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 2001 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                  2001               2000
                                            ----------------- ------------------
                                              Fair
                                              value   Percent Fair value Percent
                                            --------- ------- ---------- -------
   Agencies and treasuries................. $   250.5    2.4%  $  226.8     2.5%
   AAA/Aaa.................................   3,232.4   30.7    2,406.5    26.0
   AA/Aa...................................     841.9    8.0      645.7     7.0
   A/A.....................................   2,432.5   23.1    2,161.3    23.3
   BBB/Baa.................................   2,366.6   22.4    2,259.4    24.4
   BB/Ba...................................     346.2    3.3      365.9     4.0
   B/B.....................................      95.6    0.9      168.0     1.8
   CCC/Ca..................................      10.0    0.1       10.1     0.1
   Not rated...............................     963.9    9.1    1,016.8    11.0
                                            ---------  -----   --------   -----
   Totals.................................. $10,539.6  100.0%  $9,260.5   100.1%
                                            =========  =====   ========   =====

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   At December 31, 2001 and 2000, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $11.7 and $6.4, respectively.

   The Company has limited partnership commitments outstanding of $16.0 and $51.5 at December 31, 2001 and 2000, respectively.

 (b) Mortgage and Real Estate Portfolio

   The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

   Geographic distribution as of December 31, 2001:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   26.8%     100.0%
   Mid Atlantic............................................   10.3        --
   Pacific.................................................   30.7        --
   East North Central......................................   10.0        --
   West South Central......................................    4.6        --
   Mountain................................................    9.8        --
   Other...................................................    7.8        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   Type distribution as of December 31, 2001:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   27.6%       -- %
   Retail..................................................   26.1      100.0
   Industrial..............................................   28.0        --
   Apartments..............................................   12.9        --
   Other...................................................    5.4        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

   For the years ended December 31, 2001 and 2000, respectively, the Company originated $36.0 and $96.6 of mortgages secured by real estate in California, which represents 25% and 22% of the Company's total U.S. originations for those years.

   GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2001 and 2000, totaled $6.7 and $3.6 respectively.

   "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

   Under these principles, the Company has two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2001 and 2000) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($7.6 and $6.3, as of December 31, 2001 and 2000, respectively). Average investment in impaired loans during 2001, 2000 and 1999 was $6.8, $11.5 and $15.0 and interest income earned on these loans while they were considered impaired was $0.9, $0.8 and $2.6 for the years ended 2001, 2000 and 1999, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                                                             2001  2000   1999
                                                             ----- -----  -----
   Balance at January 1..................................... $14.3 $23.3  $20.9
   Provision (benefit) charged (credited) to operations.....   2.3 (11.1)   1.6
   Amounts written off, net of recoveries...................   1.6   2.1    0.8
                                                             ----- -----  -----
   Balance at December 31................................... $18.2 $14.3  $23.3
                                                             ===== =====  =====

   During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2001, 2000 and 1999 represented 1.9%, 1.3% and 2.8% of gross mortgage loans, respectively.

   The Company had $5.0 and $4.5 of non-income producing mortgage loans as of December 31, 2000 and 1999, respectively. There were no non-income producing mortgage loans as of December 31, 2001.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(3) Deferred Acquisition Costs

   Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2001    2000    1999
                                                       ------  ------  ------
   Unamortized balance at January 1................... $712.9  $475.2  $296.1
   Costs deferred.....................................  204.1   304.4   218.9
   Amortization, net..................................  (78.8)  (66.7)  (39.8)
                                                       ------  ------  ------
   Unamortized balance at December 31.................  838.2   712.9   475.2
   Cumulative effect of net unrealized investment
    losses............................................   15.6     2.8     7.3
                                                       ------  ------  ------
   Financial statement balance at December 31......... $853.8  $715.7  $482.5
                                                       ======  ======  ======

(4) Intangible Assets

 (a) Present Value of Future Profits

   The method used by the Company to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

                                                        2001    2000    1999
                                                       ------  ------  ------
   Unamortized balance at January 1................... $278.1  $314.8  $367.0
   Interest accreted at 6.57%, 5.94% and 6.64% for
    2001, 2000 and 1999, respectively.................   16.3    17.1    21.9
   Amortization.......................................  (59.3)  (53.8)  (74.1)
                                                       ------  ------  ------
   Unamortized balance at December 31.................  235.1   278.1   314.8
   Cumulative effect of net unrealized investment
    losses............................................    9.6     7.3    35.8
                                                       ------  ------  ------
   Financial statement balance at December 31......... $244.7  $285.4  $350.6
                                                       ======  ======  ======

   The estimated percentage of the December 31, 2001 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2002................................... 11.8%
            2003...................................  9.7
            2004...................................  8.4
            2005...................................  7.3
            2006...................................  6.5

 (b) Goodwill

   At December 31, 2001 and 2000, total unamortized goodwill was $107.4 and $114.4, respectively, which is shown net of accumulated amortization and adjustments of $43.3 and $36.3 for the years ended December 31,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

2001 and 2000, respectively. Goodwill amortization was $7.0, $7.0 and $6.0 for the years ending December 31, 2001, 2000 and 1999, respectively.

(5) Reinsurance

   GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

   The effects of reinsurance on premiums earned for the years ended December 31 were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
   Direct............................................... $128.8  $145.6  $166.6
   Assumed..............................................    3.3     3.3     3.0
   Ceded................................................  (23.7)  (32.5)  (45.7)
                                                         ------  ------  ------
   Net premiums earned.................................. $108.4  $116.4  $123.9
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      3%      3%      2%
                                                         ======  ======  ======

   Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $58.0, $54.3 and $68.2 for the years ended December 31, 2001, 2000 and 1999, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                     Mortality/   Interest      December 31,
                          Withdrawal Morbidity      Rate     ------------------
                          Assumption Assumption  Assumption    2001      2000
                          ---------- ---------- ------------ --------- --------
Investment contracts....     N/A        N/A         N/A      $ 8,788.6 $7,759.7
Limited-payment
 contracts..............     None       (a)      3.5-10.0%        17.9     17.4
Traditional life
 insurance contracts....   Company      (b)     7.0% grading     344.2    362.3
                          Experience              to 6.5%
Universal life-type
 contracts..............     N/A        N/A         N/A        1,774.9  1,747.5
Accident and health.....   Company      (c)     7.5% grading      49.7     47.4
                          Experience              to 4.75%
                                                             --------- --------
Total future annuity and
 contract benefits......                                     $10,975.3 $9,934.3
                                                             ========= ========

--------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

   The total provision for income taxes for the years ended December 31 consisted of the following components:

                                                            2001   2000   1999
                                                            ----- ------  -----
   Current federal income tax provision (benefit).......... $18.2 $(20.8) $29.3
   Deferred federal income tax provision...................  49.1   90.5   24.9
                                                            ----- ------  -----
     Subtotal-federal provision............................  67.3   69.7   54.2
                                                            ----- ------  -----
   Current state income tax provision (benefit)............   0.8   (0.8)   2.3
   Deferred state income tax provision.....................   2.0    4.0    0.1
                                                            ----- ------  -----
     Subtotal-state provision..............................   2.8    3.2    2.4
                                                            ----- ------  -----
     Total income tax provision............................ $70.1 $ 72.9  $56.6
                                                            ===== ======  =====

   The reconciliation of the federal statutory rate to the effective income tax rate at December 31 is as follows:

                                                               2001  2000  1999
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax, net of federal income tax benefit........  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.2   1.0   1.2
   Dividends-received deduction............................... (2.9) (1.7) (1.6)
   Other, net.................................................  1.3  (3.9) (0.7)
                                                               ----  ----  ----
     Effective rate........................................... 35.1% 30.9% 34.4%
                                                               ====  ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The components of the net deferred tax liability at December 31 are as follows:

                                                                   2001   2000
                                                                  ------ ------
   Assets:
     Insurance reserve amounts................................... $161.8 $165.6
     Net unrealized losses on investment securities..............   10.4   10.4
     Net unrealized loss on derivatives..........................    5.0    --
                                                                  ------ ------
       Total deferred income tax assets..........................  177.2  176.0
                                                                  ------ ------
   Liabilities:
     Investments.................................................    1.6    5.3
     Present value of future profits.............................   47.3   50.3
     Deferred acquisition costs..................................  194.6  149.6
     Other.......................................................    9.2    2.8
                                                                  ------ ------
       Total deferred income tax liabilities.....................  252.7  208.0
                                                                  ------ ------
       Net deferred income tax liability......................... $ 75.5 $ 32.0
                                                                  ====== ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company received a refund of federal and state taxes for the year ended December 31, 2001 of $23.9, and paid $41.1 and $41.8, for federal and state income taxes for the years ended December 31, 2000 and 1999, respectively.

(8) Related Party Transactions

   GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $18.3, $11.1 and $14.8 for the years ended December 31, 2001, 2000 and 1999, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $68.1, $55.2 and $45.1, for the years ended December 31, 2001, 2000 and 1999, respectively.

   GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $0.6, $1.1 and $1.9 for the years ended December 31, 2001, 2000 and 1999, respectively. The Company pays interest at the cost of funds of GNA Corporation, which was 2.8%, 6.9% and 5.9% as of December 31, 2001, 2000 and 1999, respectively. The amounts outstanding as of December 31, 2001 and 2000 were $50.5 and $85.7, respectively, and are included with accounts payable and accrued expenses in the Consolidated Balance Sheets.

(9) Guaranty Association Assessments

   The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $0.1, $0.5, and $0.1 to various state guaranty associations during 2001, 2000 and 1999, respectively. At December 31, 2001 and 2000, accounts payable and accrued expenses include $4.7 and $4.6, respectively, related to estimated future payments.

   Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the effect of this adoption as a cumulative effect of a change in accounting principle, which served to increase 1999 net income by $5.0 (net of income taxes of $2.8).

(10) Litigation

   The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company's Consolidated Financial Statements.

   On November 1, 2000, the Company was named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, the Company successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from the Company and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied the Company's motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. The Company intends to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.

(11) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts and beginning in 2001, derivative financial instruments. Other assets and liabilities--those not carried at fair value--are discussed in the following pages. Apart from certain borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2001 or 2000.

   A description of how fair values are estimated follows:

   Borrowings. Based on market quotes or comparables.

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   Information about certain financial instruments that were not carried at fair value at December 31, 2001 and 2000, is summarized as follows:

                                      2001                           2000
                          -----------------------------  -----------------------------
                              Assets (Liabilities)           Assets (Liabilities)
                          -----------------------------  -----------------------------
                          Notional Carrying     Fair     Notional Carrying     Fair
                           Amount   amount      value     Amount   amount      value
                          -------- ---------  ---------  -------- ---------  ---------
Assets:
 Mortgage loans.........     (a)   $   938.8  $   978.4     (a)   $ 1,130.0  $ 1,174.0
 Other financial
  instruments...........     (a)        17.8       17.8     (a)         9.3        9.3
Liabilities:
 Borrowings and related
  instruments:
 Borrowings.............     (a)       (50.5)     (50.5)    (a)       (85.7)     (85.7)
 Investment contract
  benefits..............    --      (8,788.6)  (8,812.3)   --      (7,759.7)  (7,339.5)
 Other firm commitments:
 Ordinary course of
  business lending
  commitments...........    6.7          --         --     3.6          --         --

--------
(a)  These financial instruments do not have notional amounts.

   On January 1, 2001 GELAAC adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as discussed in Note 1. The paragraphs that follow provide additional information about derivatives and hedging relationships in accordance with SFAS 133.

   Under SFAS 133, all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of a hedge is reported in earnings as it occurs.

   The nature of the Company's business activities necessarily involves the management of various financial and market risks, including those related to changes in interest rates. As discussed more fully in Note 1 of the 2001 audited financial statements, the Company uses derivative financial instruments to mitigate or eliminate certain of those risks. The January 1, 2001, accounting change previously described affected only the pattern and timing of non-cash accounting recognition.

   At January 1, 2001, the Company's financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
   Adjustment to fair value of derivatives (a)...........  $(8.7)     $(12.2)
   Income tax effects....................................    3.0         4.4
                                                           -----      ------
   Totals................................................  $(5.7)     $ (7.8)
                                                           =====      ======

  --------
  (a)  For earnings effect, amount shown is net of hedged items.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   A reconciliation of current period changes for the twelve months ended December 31, 2001, net of applicable income taxes in the separate component of shareholders' interest labeled "derivatives qualifying as hedges", follows:

   Transition adjustment as of January 1, 2001.......................... $(7.8)
   Current period decreases in fair value -- net........................  (0.1)
   Reclassification to earnings, net....................................  (0.2)
                                                                         -----
   Balance at December 31, 2001......................................... $(8.1)
                                                                         =====

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge interest rate risk on variable-rate investments. Decreases in the fair value of these instruments are attributable to changes in interest rates. Additional disclosures required by SFAS No. 133, as amended, are provided in the following paragraphs.

 Hedges of Future Cash Flows

   There was less than $0.1 of ineffectiveness reported in the twelve months ended December 31, 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2001 related to the hedge of future cash flows.

   Of the $(7.8) transition adjustment recorded in shareholders' interest at January 1, 2001, $(0.2), net of income taxes, was reclassified to income during the twelve month period ended December 31, 2001. The $(8.1), net of taxes, recorded in shareholders' interest at December 31, 2001 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest income on floating-rate instruments. Of this amount $(0.2), net of income taxes, are expected to be reclassified to earnings over the twelve-month period ended December 31, 2002. The actual amounts that will be reclassified to income over the next twelve months will vary from this amount as a result of market conditions. No amounts were reclassified to income during the twelve months ended December 31, 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

   At December 31, 2001, there were derivative instruments hedging the reinvestment risk of forecasted purchases of bonds that would occur within one month of year end.

 Hedges of Recognized Assets, Liabilities and Firm Commitments

   The ineffective portion of changes in fair values of hedge positions, reported in the twelve month period ended December 31, 2001 operations, amounted to $0.1 million, before income taxes. These amounts were included in net realized investment gains. There were no amounts excluded from the measure of effectiveness.

 Derivatives Not Designated as Hedges

   At December 31, 2001, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

(12) Restrictions on Dividends

   Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice, based on the lesser of 10% of the

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

prior year statutory surplus and 100% of prior year statutory net gain from operations. Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2001, the Company is able to distribute $58.4 in dividends in 2002 without obtaining regulatory approval.

   The Company declared and paid dividends of $9.6 for the years ended December 31, 2001, 2000 and 1999.

(13) Supplementary Financial Data

   The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices. The impact of adoption of codification increased statutory capital and surplus by $16.6, primarily related to the recognition of certain deferred tax assets.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below (unaudited):

                                                           2001    2000   1999
                                                          ------  ------ ------
   Statutory net income (loss)........................... $(20.5) $ 68.0 $ 70.8
   Statutory capital and surplus......................... $584.4  $593.5 $542.5

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2001 and 2000, the Company exceeded the minimum required RBC levels.

(14) Operating Segment Information

   The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2001, 2000 and 1999
                          (Dollar amounts in millions)


   The following is a summary of industry segment activity for 2001, 2000 and 1999:

2001 -- Segment Data

                                                         Lifestyle
                                              Wealth    Protection
                                           Accumulation      &
                                            & Transfer  Enhancement Consolidated
                                           ------------ ----------- ------------
   Net investment income.................   $   695.8     $  3.1     $   698.9
   Net realized investment gains.........        29.1        --           29.1
   Premiums..............................        48.2       60.2         108.4
   Other revenues........................       297.8        0.2         298.0
                                            ---------     ------     ---------
     Total revenues......................     1,070.9       63.5       1,134.4
                                            ---------     ------     ---------
   Interest credited, benefits, and other
    changes in policy reserves...........       674.1       42.0         716.1
   Commissions...........................       146.8       15.9         162.7
   Amortization of intangibles...........        47.9        2.1          50.0
   Other operating costs and expenses....         0.7        5.2           5.9
                                            ---------     ------     ---------
     Total benefits and expenses.........       869.5       65.2         934.7
                                            ---------     ------     ---------
     Income (loss) before income taxes
      and cumulative effect of change in
      accounting principle...............   $   201.4     $ (1.7)    $   199.7
                                            =========     ======     =========
   Total Assets..........................   $22,288.6     $168.0     $22,456.6
                                            =========     ======     =========

2000 -- Segment Data

                                                       Lifestyle
                                            Wealth    Protection
                                         Accumulation      &
                                          & Transfer  Enhancement Consolidated
                                         ------------ ----------- ------------
   Net investment income................  $   703.5     $  5.4     $   708.9
   Net realized investment gains........        4.3        --            4.3
   Premiums.............................       55.3       61.0         116.3
   Other revenues.......................      316.2        7.7         323.9
                                          ---------     ------     ---------
     Total revenues.....................    1,079.3       74.1       1,153.4
                                          ---------     ------     ---------
   Interest credited, benefits, and
    other changes in policy reserves ...      715.3       40.9         756.2
   Commissions..........................      212.8       16.5         229.3
   Amortization of intangibles..........       41.5        2.2          43.7
   Other operating costs and expenses...     (119.7)       7.9        (111.8)
                                          ---------     ------     ---------
     Total benefits and expenses........      849.9       67.5         917.4
                                          ---------     ------     ---------
     Income before income taxes.........  $   229.4     $  6.6     $   236.0
                                          =========     ======     =========
   Total Assets.........................  $22,440.7     $171.8     $22,612.5
                                          =========     ======     =========

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2001, 2000 and 1999
                          (Dollar amounts in millions)


1999 -- Segment Data

                                                         Lifestyle
                                              Wealth    Protection
                                           Accumulation      &
                                            & Transfer  Enhancement Consolidated
                                           ------------ ----------- ------------
   Net investment income.................   $   634.2     $  4.0     $   638.2
   Net realized investment gains.........        12.0        --           12.0
   Premiums..............................        67.8       56.1         123.9
   Other revenues........................       243.6        0.2         243.8
                                            ---------     ------     ---------
     Total revenues......................       957.6       60.3       1,017.9
                                            ---------     ------     ---------
   Interest credited, benefits, and other
    changes in policy reserves...........       617.0       38.5         655.5
   Commissions...........................       179.7       12.4         192.1
   Amortization of intangibles...........        56.2        2.1          58.3
   Other operating costs and expenses....       (55.1)       2.6         (52.5)
                                            ---------     ------     ---------
     Total benefits and expenses.........       797.8       55.6         853.4
                                            ---------     ------     ---------
     Income before income taxes and
      cumulative effect of change in
      accounting principle...............   $   159.8     $  4.7     $   164.5
                                            =========     ======     =========
   Total Assets..........................   $19,774.2     $183.1     $19,957.3
                                            =========     ======     =========

                                 PART II


                            OTHER INFORMATION


                       UNDERTAKING TO FILE REPORTS


  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.


                           RULE 484 UNDERTAKING


  Sections 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.


  Section 5 of the By-Laws of The Life Insurance Company of Virginia further provides that:


    (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.


    (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.


    (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b).

  Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or
  (3) by the stockholders of the Corporation.


    (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.


    (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.


    (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.


    (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.


  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


              REPRESENTATION PURSUANT TO SECTION 26(E)(2)(A)


  GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life & Annuity.


Contents of Registration Statement


  This Registration Statement comprises the following Papers and Documents:


  The facing sheet.


  The prospectus consisting of    pages.


  The undertaking to file reports.


  The Rule 484 undertaking.


  Representation pursuant to Section 26(e)(2)(A).


  The Signatures.


  Written consents of the following persons:


  (a) Dwain A. Akins, Counsel


  (b) Paul Haley, F.S.A.


  (c) KPMG LLP


  The following exhibits, corresponding to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:



     (1)(a)      Resolution of the Board of Directors of The Life Insurance
                 Company of Virginia authorizing the establishment of Separate
                 Account II.(12)

     (1)(a)(i)   Resolution of Board of Directors of GE Life and Annuity
                 Assurance Company authorizing changing the name of Life of Virginia Separate Account II to GE Life and Annuity Separate
                 Account II.(15)

     (1)(b) Resolution of the Board of Directors of Life of Virginia authorizing the addition of Investment Subdivisions to Separate Account II.(12)

     (1)(c) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of the Fidelity
                 Variable Insurance Products Fund II Asset Manager Portfolio and Neuberger and Berman Advisers Management Trust Balanced
                 Portfolio.(12)

     (1)(d) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of Janus Aspen
                 Series, Growth Portfolio, Aggressive Growth Portfolio and
                 Worldwide Growth Portfolio.(12)

     (1)(e) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of the Utility Fund of the Investment Management Series.(12)

     (1)(f) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional Investment
                 Subdivisions of Separate Account II which invest in shares of the Corporate Bond Fund of the Insurance Management Series and the Contrafund(R) Portfolio of the Variable Insurance Products
                 Fund II.(12)

     (1)(g) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional Investment
                 Subdivisions of Separate Account II which invest in shares of the International Equity Portfolio and the Real Estate
                 Securities Portfolio of the Life of Virginia Series Fund.(12)

     (1)(h) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of four additional Investment
                 Subdivisions of Separate Account II which invest in shares of the Alger American Growth Portfolio and the Alger American
                 Small Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio and Flexible Income Portfolio of the
                 Janus Aspen Series.(6)

     (1)(i) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional Investment
                 Subdivisions of Separate Account II investing in shares of the Federated American Leaders Fund II of the Federated Insurance
                 Series, and the International Growth Portfolio of the Janus
                 Aspen Series.(7)

     (1)(j) Resolution of the Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Growth and Income Portfolio and Growth Opportunities
                 Portfolio of Variable Insurance Products Fund III; Growth II
                 Portfolio and Large Cap Growth Portfolio of the PBHG Insurance
                 Series Fund, Inc.; and Global Income Fund and Value Equity
                 Fund of GE Investments Funds, Inc.(8)

     (1)(k) Resolution of the Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Capital Appreciation Portfolio of Janus Aspen
                 Series.(8)

     (1)(l) Resolution of the Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Goldman Sachs Growth and Income Fund and Goldman
                 Sachs Mid Cap Equity Fund of Goldman Sachs Variable Insurance
                 Trust Fund, Inc. and U.S. Equity Fund of GE Investments Funds,
                 Inc.(12)

     (1)(m) Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of the Salomon Brothers Variable Investors Fund,
                 Salomon Brothers Variable Total Return Fund and Salomon
                 Brothers Variable Strategic Bond Fund of Salomon Brothers
                 Variable Series Fund, Inc.(15)

     (1)(n)      Resolution of the Board of Directors of GE Life and Annuity
                 Assurance Company authorizing additional Investment
                 Subdivisions investing in shares of GE Premier Growth Equity
                 Fund of GE Investment Funds, Inc.(15)

     (1)(o)      Resolution of the Board of Directors of GE Life and Annuity
                 Assurance Company authorizing change in name of Investment
                 Subdivisions investing in shares of Oppenheimer Variable
                 Account Funds and Mid Cap Value Fund of Goldman Sachs Variable
                 Insurance Trust.(15)

     (1)(p)      Resolution of the Board of Directors of GE Life and Annuity
                 Assurance Company authorizing change in name of Investment
                 Subdivisions investing in shares of Mid-Cap Value Equity Fund of GE Investments Funds, Inc. Value Equity Fund; authorizing additional Investment Subdivisions investing in shares Global
                 Life Sciences Portfolio and Global Technology Portfolio of the
                 Janus Aspen Series.(19)

     1A(2)       Not Applicable

     1A(3)(a)    Underwriting Agreement dated December 12, 1997 between The
                 Life Insurance Company of Virginia and Capital Brokerage
                 Corporation.(11)

     1A(3)(b)    Broker-Dealer Sales Agreement, dated December 13, 1997.(11)

     1A(4)       Not Applicable

     1A(5)       Policy Form, P1250CR.(10)

     1A(5)(a)    Endorsement to policy
                 (a) Accelerated Benefit Rider.(12)
                 (b) Disability Benefit Rider.(12)
                 (c) Disability Benefit Rider.(12)
                 (d) Insurance Rider for Additional Insured Person.(12)
                 (e) Children's Insurance Rider.(12)
                 (f) Accidental Death Benefit Rider.(12)
                 (g) Guarantee Account Rider.(12)
                 (h) Unisex Rider.(12)
                 (i) Unit Value Endorsement.(12)

     1A(6)(a)    Articles of Incorporation of GE Life and Annuity Assurance
                 Company.(21)

     1A(6)(b)    By-Laws of GE Life and Annuity Assurance Company.(21)

     1A(7)       Not Applicable

     1A(8)(a)    Participation Agreement among Variable Insurance Products
                 Fund, Fidelity Distributors Corporation, and The Life
                 Insurance Company of Virginia.(12)

     1A(8)(a)(i) Amendment to Participation Agreement among Variable Insurance
                 Products Fund, Fidelity Distributors Corporation, and The Life
                 Insurance Company of Virginia.(7)

     1A(8)(b)    Participation Agreement among Variable Insurance Products Fund
                 II, Fidelity Distributors Corporation and The Life Insurance
                 Company of Virginia.(12)

     1A(8)(b)(i) Amendment to Participation Agreement among Variable Insurance
                 Products Fund II, Fidelity Distributors Corporation, and The
                 Life Insurance Company of Virginia.(7)

     1A(8)(c)    Participation Agreement between Oppenheimer Variable Account
                 Funds, Oppenheimer Management Corporation, and The Life
                 Insurance Company of Virginia.(12)

     1A(8)(c)(i) Amendment to the Participation Agreement between Oppenheimer
                 Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia.(12)

     1A(8)(d)    Fund Participation Agreement between Janus Aspen Series and
                 The Life Insurance Company of Virginia.(12)

     1A(8)(d)(i) Amendment to the Participation Agreement between Janus Aspen
                 Series and GE Life and Annuity Assurance Company.(19)

     1A(8)(e)    Fund Participation Agreement between Insurance Management
                 Series, Federated Securities Corporation, and The Life
                 Insurance Company of Virginia.(12)

     1A(8)(f)    Fund Participation Agreement between The Alger American Fund,
                 Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.(6)

     1A(8)(f)(i) Amendment to Fund Participation Agreement between The Alger
                 American Fund, Fred Alger and Company, Inc. and GE Life and
                 Annuity Assurance Company.(15)

     1A(8)(g)     Fund Participation Agreement between Variable Insurance
                  Products Fund III and The Life Insurance Company of
                  Virginia.(8)

     1A(8)(h)     Fund Participation Agreement between PBHG Insurance Series
                  Fund, Inc., and The Life Insurance Company of Virginia.(8)

     1A(8)(i)     Fund Participation Agreement between Goldman Sachs Variable
                  Insurance Trust Fund and The Life Insurance Company of
                  Virginia.(12)

     1A(8)(j)     Fund Participation Agreement between Salomon Brothers
                  Variable Series Fund and The Life Insurance Company of
                  Virginia.(14)

     1A(8)(k)     Fund Participation Agreement between GE Investments Funds,
                  Inc. and The Life Insurance Company of Virginia.(14)

     1A(8)(k)(i)  Amendment to Fund Participation Agreement between GE
                  Investments Funds, Inc. and GE Life and Annuity Assurance
                  Company.(15)

     1A(8)(k)(ii) Amendment to Fund Participation Agreement between GE
                  Investments Funds, Inc. and GE Life and Annuity Assurance
                  Company.(19)

     1A(9)        Administrative Agreement.(12)

     1A(10)       Application for Variable Life Policy.(9)

     2            See Exhibit 1(A)5

     3(a)         Opinion and Consent of Counsel.(22)

     3(b)         Consent of KPMG LLP.(22)

     4            Not Applicable

     5            Not Applicable

     6            Opinion and Consent of Paul Haley, FSA.(22)

     7            Memorandum describing Life of Virginia's Issuance, Transfer,
                  Redemption and Exchange Procedures for the Policies.(11)

     8            Power of Attorney dated April 23, 2002.(22)


-------

 (6) Filed September 28, 1995 with Post-Effective Amendment No. 12 to Form S-6 for Life of Virginia Separate Account II, Registration No. 33-9651.


 (7) Filed May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for Life of Virginia Separate Account II, Registration No. 33-9651.


 (8) Filed May 1, 1997 with Post-Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration No. 33-9651.


 (9) Filed November 18, 1997 with Pre-Effective Amendment No. 1 to Form S-6 for Life of Virginia Separate Account II, Registration No. 333-32071.


(10) Filed November 25, 1997 with initial filing to Form S-6 for Life of Virginia Separate Account II, Registration No. 333-41031.


(11) Filed February 20, 1998 with Pre-Effective Amendment No. 1 for Life of Virginia Separate Account II, Registration No. 333-41031.


(12) Filed May 1, 1998 with Post-Effective Amendment No. 15 for Life of Virginia Separate Account II, Registration No. 33-9651.


(13) Filed September 28, 1999 with Post-Effective Amendment No. 16 for Life of Virginia Separate Account II, Registration No. 33-9651.


(14) Filed December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for Life of Virginia Separate Account 4, Registration No. 333-62695.


(15) Filed April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.


(16) Filed July 2, 1999 with the Initial Filing to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-82311.


(17) Filed October 13, 1999 with the Pre-Effective Amendment No. 1 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-82311.

(18) Filed December 21, 1999 with initial filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-96513.


(19) Filed April 28, 2000 with Post-Effective Amendment No. 22 to Form S-6 for GE Life & Annuity Separate Account III Registration No. 33-12470.


(20) Filed May 1, 2000 with Post-Effective No. 4 to form S-6 for GE Life Annuity Separate Account II, Registration No. 333-32071.


(21) Filed October 27, 2000 with Pre-Effective Amendment No. 1 to the Registration Statement of Form S-6 for GE Life and Annuity Separate Account III. Registration No. 333-37856.


(22) Filed herewith.

                                SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933, the registrant, GE Life & Annuity Separate Account II, certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia, on the 25th day of April, 2002.


                                     GE Life & Annuity Separate Account II


                                     GE Life and Annuity Assurance Company


                                       (Depositor)


                                         /s/ Dwain A. Akins


                                     By: _________________________________


                                                  Dwain A. Akins


                                                  Vice President


  Pursuant to the requirements of the Securities Act of 1933, GE Life and Annuity Assurance Company certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia on the 23rd day of April, 2002.


                                     GE Life and Annuity Assurance Company


                                         /s/ Dwain A. Akins


                                     By: _________________________________


                                                  Dwain A. Akins


                                                  Vice President


  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.



              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Director, Chief Executive        4/25/02
______________________________________  Officer
           Pamela S. Schutz

                  *                    Director, Senior Vice            4/25/02
______________________________________  President
          Thomas M. Stinson

                  *                    Chief Financial Officer          4/25/02
______________________________________
            Kelly L. Groh

                  *                    Controller                       4/25/02
______________________________________
            Susan M. Mann

              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Director                         4/25/02
______________________________________
           Victor C. Moses

                  *                    Director                         4/25/02
______________________________________
          Geoffrey S. Stiff

          /s/ Dwain A. Akins           Vice President and               4/25/02
______________________________________  Associate General Counsel
            Dwain A. Akins

                  *                    Director                         4/25/02
______________________________________
         Elliot A. Rosenthal

          /s/ Dwain A. Akins           , pursuant to Power of           4/25/02
*By: _________________________________  Attorney executed on
            Dwain A. Akins              April 23, 2002.

                               EXHIBIT LIST



 3(a) Consent and Opinion of Counsel

 3(b) Consent of KPMG LLP

 6    Opinion of Actuary

 8    Power of Attorney